UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2006

This report on Form N-CSR relates solely to the Registrant's Fidelity Total Bond Fund series (the "Fund").

Item 1. Reports to Stockholders

Fidelity

Total Bond

Fund

Annual Report

July 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of Total Bond's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Life of FundA
Total Bond	2.11%	4.88%

A From October 15, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Total Bond on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers U.S. Universal Index performed over the same period.

Going forward, the fund's primary benchmark will be the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers U.S. Universal Index because the Lehman Brothers Aggregate Bond Index is more widely recognized and used by similar funds. The fund will retain the Lehman Brothers U.S. Universal Index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity Total Bond Fund

The domestic investment-grade bond market struggled during the year ending July 31, 2006, finishing with a 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. The negative momentum was fueled by rising levels of core inflation and Federal Reserve Board interest rate hikes aimed to keep inflation at bay. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%. Investors turned to high-quality debt in the last three months for a number of reasons: Equity performance stumbled; gross domestic product growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing the possibility of a pause in its rate hike campaign.

Total Bond gained 2.11% during the past year, outpacing the Lehman Brothers Aggregate Bond Index - which became the fund's primary benchmark on June 1, 2006 - and the Lehman Brothers U.S. Universal Index, which rose 1.84%. Benefiting performance versus the Aggregate Bond index was security selection in the investment-grade corporate sector. Sector selection also helped, with allocations to asset-backed securities and collateralized mortgage obligations working in our favor. Some holdings in these securitized products resulted from our advantageous allocation to Fidelity® Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. Investments in emerging-markets and high-yield debt - including a small stake in Fidelity Floating Rate Central Investment Portfolio - contributed as well. We've recently increased the fund's limit on high-yield and emerging-markets debt to allow for more investment flexibility, while keeping at least 80% of the fund in investment-grade debt. Detracting from performance was our lack of exposure to mortgage pass-through securities and government agency bonds, which performed well.

Note to shareholders: Effective June 1, 2006, the fund's primary benchmark changed from the Lehman Brothers U.S. Universal Index to the Lehman Brothers Aggregate Bond Index, which is more widely recognized and used by similar funds. The fund will retain the Universal index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,009.20	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class T
Actual	$ 1,000.00	$ 1,008.60	$ 4.48
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Class B
Actual	$ 1,000.00	$ 1,005.50	$ 7.71
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,005.10	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,016.71	$ 8.15
Total Bond
Actual	$ 1,000.00	$ 1,010.90	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,010.40	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.63%
Total Bond	.45%
Institutional Class	.58%

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
U.S. Government and U.S. Government Agency Obligations 48.1%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 11.7%	AAA 6.4%
AA 3.4%	AA 2.6%
A 7.8%	A 4.6%
BBB 15.7%	BBB 12.2%
BB and Below 8.7%	BB and Below 10.1%
Not Rated 1.4%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of July 31, 2006
6 months ago
Years	6.0	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*		As of January 31, 2006**
	Corporate Bonds 24.6%		Corporate Bonds 21.5%
	U.S. Government and U.S. Government Agency Obligations 48.1%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 9.9%		Asset-Backed Securities 5.8%
	CMOs and Other Mortgage Related Securities 9.4%		CMOs and Other Mortgage Related Securities 6.1%
	Other Investments 4.8%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	9.1%	** Foreign investments	6.2%
* Futures and Swaps	14.9%	** Futures and Swaps	11.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.9%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 91,000
Goodyear Tire & Rubber Co. 9% 7/1/15	500,000	478,750
Tenneco, Inc. 8.625% 11/15/14	555,000	549,450
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	92,655
Visteon Corp. 7% 3/10/14	690,000	562,350
		1,774,205
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,177,200
7.45% 7/16/31	5,000,000	3,675,000
General Motors Corp.:
6.375% 5/1/08	800,000	760,000
8.25% 7/15/23	800,000	660,000
		6,272,200
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (d)	40,000	40,100
Carriage Services, Inc. 7.875% 1/15/15	650,000	630,500
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,625
6.75% 4/1/16	1,205,000	1,117,638
		1,862,863
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	105,000	104,738
Domino's, Inc. 8.25% 7/1/11	55,000	56,650
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	58,713
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	46,750
8% 11/15/13	225,000	228,375
Herbst Gaming, Inc.:
7% 11/15/14	50,000	48,250
8.125% 6/1/12	70,000	71,225
Host Marriott LP:
6.75% 6/1/16 (d)	100,000	96,000
7.125% 11/1/13	35,000	35,044
Kerzner International Ltd. 6.75% 10/1/15	140,000	147,350
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	435,000	402,375
MGM MIRAGE:
6% 10/1/09	50,000	48,500
8.375% 2/1/11	40,000	41,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority 7.125% 8/15/14	$ 40,000	$ 39,050
MTR Gaming Group, Inc. 9.75% 4/1/10	385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	78,900
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	140,000
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	241,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	30,000	30,150
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	68,250
7.25% 5/1/12	50,000	48,750
Six Flags, Inc.:
9.625% 6/1/14	180,000	163,350
9.75% 4/15/13	55,000	50,463
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	96,875
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	250,000	264,375
Station Casinos, Inc.:
6% 4/1/12	420,000	394,275
6.5% 2/1/14	40,000	36,950
6.625% 3/15/18	50,000	44,500
6.875% 3/1/16	450,000	415,688
Town Sports International, Inc. 9.625% 4/15/11	106,000	109,975
Vail Resorts, Inc. 6.75% 2/15/14	60,000	57,300
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	42,000	44,415
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	164,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	150,600
		4,489,486
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	629,527
Goodman Global Holdings, Inc. 7.875% 12/15/12	180,000	167,400
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	43,500
6.5% 1/15/14	100,000	89,500
8.875% 4/1/12	10,000	9,725
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home 7.25% 6/15/18	$ 100,000	$ 93,390
Sealy Mattress Co. 8.25% 6/15/14	50,000	49,875
Technical Olympic USA, Inc. 8.25% 4/1/11 (d)	200,000	183,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (d)	395,000	402,900
WCI Communities, Inc. 9.125% 5/1/12	35,000	31,413
		1,700,230
Media - 2.0%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	537,639
Cablevision Systems Corp.:
8% 4/15/12	530,000	524,038
9.62% 4/1/09 (f)	340,000	360,400
CanWest Media, Inc. 8% 9/15/12	30,000	28,800
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	615,000	621,150
10.25% 9/15/10	100,000	101,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (d)	370,000	372,775
Cinemark, Inc. 0% 3/15/14 (b)	100,000	78,000
Comcast Corp.:
4.95% 6/15/16	530,000	480,186
5.5% 3/15/11	625,000	619,272
5.85% 1/15/10	500,000	501,883
6.45% 3/15/37	7,845,000	7,444,395
Cox Communications, Inc.:
4.625% 1/15/10	6,210,000	5,966,624
4.625% 6/1/13	1,060,000	962,243
CSC Holdings, Inc.:
7.25% 4/15/12 (d)(f)	460,000	445,050
7.875% 2/15/18	400,000	405,000
8.125% 7/15/09	365,000	373,669
Dex Media, Inc.:
0% 11/15/13 (b)	95,000	78,375
0% 11/15/13 (b)	5,000	4,125
8% 11/15/13	260,000	258,700
EchoStar DBS Corp.:
6.375% 10/1/11	450,000	439,313
6.625% 10/1/14	400,000	386,000
7.125% 2/1/16 (d)	750,000	736,875
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Globo Communicacoes e Partcipacoes LTDA 9.375% 12/31/49	$ 200,000	$ 195,000
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (c)	1,116,302	1,117,697
Granite Broadcasting Corp. 9.75% 12/1/10	390,000	356,850
Houghton Mifflin Co.:
0% 10/15/13 (b)	450,000	372,375
8.25% 2/1/11	500,000	503,125
9.875% 2/1/13	445,000	457,238
iesy Repository GmbH 10.375% 2/15/15 (d)	80,000	72,800
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	102,000
Liberty Media Corp.:
5.7% 5/15/13	570,000	524,400
5.7% 5/15/13	450,000	414,000
8.5% 7/15/29	130,000	129,341
LodgeNet Entertainment Corp. 9.5% 6/15/13	440,000	468,050
News America Holdings, Inc. 7.75% 12/1/45	170,000	181,443
News America, Inc.:
6.2% 12/15/34	5,330,000	4,879,977
6.4% 12/15/35	500,000	470,073
Nexstar Broadcasting, Inc. 7% 1/15/14	700,000	616,000
PanAmSat Corp.:
6.375% 1/15/08	200,000	197,000
9% 8/15/14	84,000	84,840
Paxson Communications Corp.:
8.7569% 1/15/12 (d)(f)	700,000	707,000
11.7569% 1/15/13 (d)(f)	800,000	800,000
Quebecor Media, Inc. 7.75% 3/15/16	450,000	438,750
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (d)	280,000	294,000
10.375% 9/1/14 (d)	30,000	33,150
Rogers Cable, Inc. 6.75% 3/15/15	50,000	48,375
The Reader's Digest Association, Inc. 6.5% 3/1/11	600,000	579,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,128,449
Time Warner, Inc.:
6.625% 5/15/29	8,830,000	8,522,460
9.125% 1/15/13	40,000	45,755
Viacom, Inc. 5.75% 4/30/11 (d)	995,000	976,458
Visant Holding Corp. 8.75% 12/1/13 (d)	450,000	433,125
		46,874,243
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15	$ 100,000	$ 105,500
The May Department Stores Co. 6.7% 7/15/34	620,000	615,325
		720,825
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,575
9% 6/15/12	265,000	265,663
AutoNation, Inc. 7% 4/15/14 (d)	50,000	49,000
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	420,000	424,200
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	81,450
Sonic Automotive, Inc. 8.625% 8/15/13	665,000	661,675
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,500
		1,593,063
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	190,000	183,350
Levi Strauss & Co.:
8.875% 4/1/16	100,000	97,500
9.75% 1/15/15	180,000	184,275
10.2581% 4/1/12 (f)	320,000	327,200
12.25% 12/15/12	315,000	351,619
		1,143,944
TOTAL CONSUMER DISCRETIONARY		66,431,059
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	425,000	394,737
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,138
8.5% 8/1/14	60,000	55,875
Southern States Cooperative, Inc. 10.5% 11/1/10 (d)	365,000	382,338
Stater Brothers Holdings, Inc. 8.125% 6/15/12	330,000	328,350
		795,701
Food Products - 0.1%
B&G Foods, Inc. 8% 10/1/11	40,000	40,300
H.J. Heinz Co. 6.428% 12/1/08 (d)(f)	450,000	457,596
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	370,000	382,950
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
NPI Merger Corp. 9.23% 10/15/13 (d)(f)	$ 20,000	$ 20,500
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
Swift & Co.:
10.125% 10/1/09	350,000	360,500
12.5% 1/1/10	80,000	82,400
		1,384,646
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	120,000	117,548
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	84,000
		201,548
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	236,280
TOTAL CONSUMER STAPLES		3,012,912
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	332,910
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	275,000	254,049
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	42,240
Hanover Compressor Co.:
7.5% 4/15/13	480,000	476,400
8.625% 12/15/10	20,000	20,750
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,250
Noble Drilling Corp. 5.875% 6/1/13	460,000	461,032
Petronas Capital Ltd. 7% 5/22/12 (d)	5,000	5,302
Universal Compression, Inc. 7.25% 5/15/10	290,000	292,175
		1,936,108
Oil, Gas & Consumable Fuels - 1.8%
Amerada Hess Corp. 6.65% 8/15/11	110,000	114,079
ANR Pipeline, Inc. 9.625% 11/1/21	350,000	416,500
Arch Western Finance LLC 6.75% 7/1/13	350,000	334,250
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (d)	290,000	291,450
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	490,000	476,282
Chaparral Energy, Inc. 8.5% 12/1/15 (d)	530,000	528,675
Chesapeake Energy Corp.:
6.875% 1/15/16	350,000	336,000
7.625% 7/15/13	200,000	203,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.75% 1/15/15	$ 430,000	$ 432,688
Colorado Interstate Gas Co.:
5.95% 3/15/15	510,000	471,750
6.8% 11/15/15	80,000	77,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	490,000	459,375
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,409,237
El Paso Corp.:
6.375% 2/1/09 (d)	455,000	448,020
6.5% 6/1/08 (d)	400,000	397,476
6.7% 2/15/27 (d)	65,000	64,350
7.75% 6/15/10 (d)	850,000	859,869
7.875% 6/15/12	1,500,000	1,530,000
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,981
7.75% 1/15/32	15,000	14,845
8.05% 10/15/30	95,000	96,188
El Paso Production Holding Co. 7.75% 6/1/13	390,000	393,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	300,000	312,760
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	236,904
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,625
Giant Industries, Inc. 8% 5/15/14	130,000	129,513
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	262,366
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	4,000,000	3,738,448
Massey Energy Co. 6.625% 11/15/10	40,000	40,000
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	240,000	219,192
Newfield Exploration Co. 6.625% 9/1/14	90,000	87,075
Nexen, Inc. 5.875% 3/10/35	600,000	542,204
Northwest Pipeline Corp. 7% 6/15/16 (d)	300,000	299,625
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	52,113
8.25% 3/15/13	390,000	402,675
Pan American Energy LLC 7.125% 10/27/09 (d)	120,000	120,000
Peabody Energy Corp. 6.875% 3/15/13	20,000	19,425
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	7,160,000	6,821,210
6.125% 8/15/08	250,000	250,500
7.375% 12/15/14	12,960,000	13,802,763
7.75% 9/28/49	1,468,000	1,471,670
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22	$ 300,000	$ 349,500
Petrobras Energia SA 9.375% 10/30/13	55,000	59,675
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	1,000,000	1,017,500
Petrozuata Finance, Inc.:
7.63% 4/1/09 (d)	402,350	401,847
8.22% 4/1/17 (d)	350,000	343,000
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	390,000	366,600
7.375% 7/15/13	40,000	39,800
Ship Finance International Ltd. 8.5% 12/15/13	330,000	315,150
Southern Star Central Corp. 6.75% 3/1/16 (d)	60,000	58,211
Talisman Energy, Inc. 5.85% 2/1/37	350,000	316,561
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	440,000	429,000
Teekay Shipping Corp. 8.875% 7/15/11	30,000	31,350
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	100,000	96,625
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (d)	215,000	213,925
Williams Companies, Inc.:
7.125% 9/1/11	255,000	256,913
7.625% 7/15/19	30,000	30,188
7.875% 9/1/21	35,000	35,569
8.125% 3/15/12	280,000	290,500
8.75% 3/15/32	165,000	177,375
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	100,000	100,750
YPF SA:
10% 11/2/28	125,000	145,000
yankee 9.125% 2/24/09	275,000	289,438
		43,584,060
TOTAL ENERGY		45,520,168
FINANCIALS - 8.3%
Capital Markets - 1.6%
Ameriprise Financial, Inc. 7.518% 6/1/66 (c)	1,475,000	1,516,930
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	100,000	96,704
4.25% 9/4/12 (f)	205,000	202,437
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp.:
7.375% 9/15/13	$ 440,000	$ 441,100
8% 6/15/11	815,000	837,413
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,101,177
Goldman Sachs Group, Inc.:
5.25% 10/15/13	7,020,000	6,786,725
5.7% 9/1/12	1,100,000	1,095,237
6.45% 5/1/36	8,375,000	8,224,191
6.6% 1/15/12	500,000	519,170
Lazard Group LLC 7.125% 5/15/15	685,000	698,989
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,675
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (f)	7,200,000	7,203,730
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	655,876
Morgan Stanley 6.6% 4/1/12	8,100,000	8,468,153
		37,878,507
Commercial Banks - 1.2%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (f)	355,000	349,675
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	33,586
Dresdner Bank AG 10.375% 8/17/09 (d)	1,050,000	1,131,375
Export-Import Bank of Korea 5.125% 2/14/11	5,710,000	5,563,322
KeyCorp Capital Trust VII 5.7% 6/15/35	4,340,000	3,773,665
Korea Development Bank:
3.875% 3/2/09	5,455,000	5,237,024
4.75% 7/20/09	320,000	313,025
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	100,000	98,000
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(f)	1,190,000	1,191,811
UBS Luxembourg SA 8% 2/11/10	550,000	556,600
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	600,000	641,280
Wachovia Bank NA 4.875% 2/1/15	10,400,000	9,735,346
Wachovia Corp. 4.875% 2/15/14	175,000	165,750
Western Financial Bank 9.625% 5/15/12	15,000	16,538
Woori Bank 6.125% 5/3/16 (d)(f)	375,000	373,544
		29,180,541
Consumer Finance - 1.2%
American Express Co. 6.8% 9/1/66 (f)	1,205,000	1,218,821
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank 6.5% 6/13/13	$ 1,090,000	$ 1,121,068
Ford Motor Credit Co.:
6.625% 6/16/08	840,000	809,179
7% 10/1/13	1,050,000	924,000
8.625% 11/1/10	900,000	865,185
9.9569% 4/15/12 (f)	700,000	719,250
General Electric Capital Corp. 5.5% 4/28/11	8,930,000	8,933,563
General Motors Acceptance Corp.:
6.125% 2/1/07	600,000	596,620
6.75% 12/1/14	1,135,000	1,066,900
6.875% 9/15/11	950,000	916,750
8% 11/1/31	900,000	882,000
Household Finance Corp. 4.125% 11/16/09	9,340,000	8,952,941
MBNA America Bank NA 7.125% 11/15/12	500,000	538,881
Triad Acquisition Corp. 11.125% 5/1/13	55,000	52,250
		27,597,408
Diversified Financial Services - 1.2%
BAC Capital Trust XI 6.625% 5/23/36	9,775,000	9,959,816
Bank of America Corp. 7.4% 1/15/11	780,000	835,875
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	320,000	316,800
Citigroup, Inc. 5% 9/15/14	1,250,000	1,185,315
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	500,000	502,500
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	71,655
JPMorgan Chase & Co.:
4.875% 3/15/14	1,150,000	1,082,072
5.6% 6/1/11	1,163,000	1,165,366
5.75% 1/2/13	325,000	325,179
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405,000	6,691,536
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	510,000	472,782
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	500,000	470,816
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(f)	4,010,000	3,893,890
		26,973,602
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	500,000	471,554
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,625,000	5,360,198
Lincoln National Corp. 7% 5/17/66 (f)	12,770,000	12,967,718
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,089,000	1,125,124
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (d)	$ 380,000	$ 372,783
Travelers Property Casualty Corp. 5% 3/15/13	4,427,000	4,186,831
UnumProvident Corp. 7.625% 3/1/11	77,000	80,510
		24,564,718
Real Estate Investment Trusts - 0.7%
Archstone-Smith Operating Trust 5.25% 5/1/15	805,000	765,747
Arden Realty LP 5.25% 3/1/15	1,210,000	1,170,284
Boston Properties, Inc. 6.25% 1/15/13	245,000	249,950
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,505,000	4,449,052
5.75% 4/1/12	455,000	450,350
Camden Property Trust 5.875% 11/30/12	200,000	199,614
Colonial Properties Trust:
4.75% 2/1/10	630,000	607,248
5.5% 10/1/15	1,100,000	1,042,380
Developers Diversified Realty Corp.:
4.625% 8/1/10	40,000	38,331
5% 5/3/10	350,000	341,468
5.25% 4/15/11	205,000	200,328
5.375% 10/15/12	210,000	204,120
HRPT Properties Trust 5.75% 11/1/15	120,000	115,962
Mack-Cali Realty LP 5.05% 4/15/10	250,000	242,717
Omega Healthcare Investors, Inc.:
7% 4/1/14	870,000	837,375
7% 1/15/16	400,000	381,000
Senior Housing Properties Trust:
7.875% 4/15/15	613,000	619,130
8.625% 1/15/12	500,000	525,000
Simon Property Group LP:
5.1% 6/15/15	485,000	453,666
5.625% 8/15/14	1,000,000	979,277
The Rouse Co. 5.375% 11/26/13	100,000	91,404
Thornburg Mortgage, Inc. 8% 5/15/13	100,000	97,750
United Dominion Realty Trust 5.25% 1/15/15	80,000	75,315
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	143,625
6.625% 10/15/14	865,000	843,375
Washington (REIT) 5.95% 6/15/11	1,665,000	1,674,659
		16,799,127
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 415,000	$ 405,663
8.125% 6/1/12	385,000	390,775
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,675
EOP Operating LP:
4.65% 10/1/10	2,170,000	2,074,974
4.75% 3/15/14	4,360,000	4,012,185
6.75% 2/15/12	145,000	150,951
6.8% 1/15/09	1,000,000	1,025,207
7% 7/15/11	500,000	523,239
Forest City Enterprises, Inc. 7.625% 6/1/15	50,000	51,000
Post Apartment Homes LP 6.3% 6/1/13	585,000	589,860
		9,234,529
Thrifts & Mortgage Finance - 0.9%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	545,000	518,720
4.9% 9/23/10	8,150,000	7,880,903
Residential Capital Corp.:
6.375% 6/30/10	45,000	44,848
6.875% 6/30/15	3,320,000	3,367,107
Washington Mutual, Inc.:
4.625% 4/1/14	750,000	682,744
5.7956% 9/17/12 (f)	7,500,000	7,508,588
		20,002,910
TOTAL FINANCIALS		192,231,342
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.4% 6/15/16	1,180,000	1,163,774
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,200
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	310,000	320,850
Community Health Systems, Inc. 6.5% 12/15/12	80,000	74,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,375
9.5% 8/15/10	110,000	114,125
CRC Health Group, Inc. 10.75% 2/1/16 (d)	350,000	355,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.:
6.625% 3/15/13	$ 290,000	$ 275,500
7.25% 3/15/15	615,000	587,325
HCA, Inc. 6.5% 2/15/16	700,000	554,750
HealthSouth Corp. 10.75% 6/15/16 (d)	300,000	286,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	350,000	334,250
Multiplan, Inc. 10.375% 4/15/16 (d)	100,000	100,500
ResCare, Inc. 7.75% 10/15/13	80,000	79,000
Rural/Metro Corp.:
0% 3/15/16 (b)	150,000	108,750
9.875% 3/15/15	180,000	183,600
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	100,000	105,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	100,000	103,500
Tenet Healthcare Corp.:
6.375% 12/1/11	375,000	318,750
6.5% 6/1/12	15,000	12,581
7.375% 2/1/13	675,000	587,250
9.25% 2/1/15 (d)	1,000,000	927,500
U.S. Oncology, Inc.:
9% 8/15/12	280,000	288,400
10.75% 8/15/14	80,000	86,600
		5,899,156
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (b)	100,000	70,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	48,000
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	57,900
VWR International, Inc.:
6.875% 4/15/12	30,000	28,575
8% 4/15/14	30,000	29,475
		234,700
TOTAL HEALTH CARE		7,297,630
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	300,000	289,500
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	525,000	505,233
BE Aerospace, Inc. 8.5% 10/1/10	100,000	106,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (d)	$ 340,000	$ 297,500
6.75% 5/1/12 (d)	105,000	97,125
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	39,200
Orbital Sciences Corp. 9% 7/15/11	135,000	140,738
		1,475,546
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,875
6.855% 10/15/10	50,901	51,504
6.977% 11/23/22	9,891	9,446
6.978% 10/1/12	114,523	117,119
7.024% 4/15/11	365,000	368,650
7.377% 5/23/19	105,924	94,273
7.379% 11/23/17	35,701	31,060
7.8% 4/1/08	65,000	65,000
7.858% 4/1/13	9,525,000	10,001,250
AMR Corp. 9% 8/1/12	485,000	478,938
Continental Airlines, Inc.:
8.4075% 6/2/13 (f)	100,000	100,750
9.558% 9/1/19	277,121	286,821
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	6,226,374	6,244,474
6.795% 2/2/20	446,954	424,606
7.566% 9/15/21	84,642	82,526
7.73% 9/15/12	21,945	21,067
8.499% 11/1/12	29,684	29,090
9.798% 4/1/21	388,349	405,824
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	1,450,000	384,250
8.3% 12/15/29 (a)	1,000,000	268,800
9.5% 11/18/08 (a)(d)	61,000	67,100
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,680,000	6,663,300
7.299% 9/18/06	1,000	970
7.57% 11/18/10	805,000	808,019
7.779% 1/2/12	85,169	79,633
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	600,000	306,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,708
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.626% 4/1/10	$ 25,044	$ 22,540
U.S. Airways pass thru trust certificates 6.85% 7/30/19	282,054	285,580
United Airlines pass thru Certificates:
6.071% 9/1/14	291,458	291,823
6.201% 3/1/10	125,723	124,780
6.602% 9/1/13	376,272	376,803
7.032% 4/1/12	1,677,832	1,711,204
7.186% 10/1/12	4,154,540	4,185,699
		34,444,482
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,150
Nortek, Inc. 8.5% 9/1/14	100,000	93,750
		114,900
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 7.625% 8/15/15	130,000	120,250
Adesa, Inc. 7.625% 6/15/12	50,000	49,000
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	445,000	429,425
Allied Waste North America, Inc.:
5.75% 2/15/11	370,000	349,650
7.125% 5/15/16 (d)	400,000	381,000
7.25% 3/15/15	800,000	772,000
7.875% 4/15/13	120,000	120,900
Cenveo Corp. 7.875% 12/1/13	463,000	450,268
FTI Consulting, Inc. 7.625% 6/15/13	105,000	105,263
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	225,975
Mac-Gray Corp. 7.625% 8/15/15	150,000	150,750
		3,154,481
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Industrial Conglomerates - 0.4%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	910,000	933,320
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (d)	7,200,000	7,116,055
Nell AF Sarl 8.375% 8/15/15 (d)	75,000	72,938
		8,122,313
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.0%
Accuride Corp. 8.5% 2/1/15	$ 80,000	$ 74,400
Case New Holland, Inc. 7.125% 3/1/14	350,000	341,250
Chart Industries, Inc. 9.125% 10/15/15 (d)	40,000	41,300
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,400
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	47,440
Dresser, Inc. 9.375% 4/15/11	15,000	15,300
Invensys PLC 9.875% 3/15/11 (d)	164,000	176,300
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	53,700
Terex Corp. 7.375% 1/15/14	100,000	99,500
		869,590
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	471,000	515,745
H-Lines Finance Holding Corp. 0% 4/1/13 (b)	126,000	108,360
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	332,000	336,150
OMI Corp. 7.625% 12/1/13	95,000	95,000
		1,055,255
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	400,000	391,000
7.75% 5/15/16 (d)	400,000	390,000
Hertz Corp.:
8.875% 1/1/14 (d)	700,000	731,500
10.5% 1/1/16 (d)	360,000	392,850
Kansas City Southern Railway Co. 7.5% 6/15/09	400,000	402,000
TFM SA de CV 9.375% 5/1/12	65,000	68,900
		2,376,250
Trading Companies & Distributors - 0.1%
Ashtead Holdings PLC 8.625% 8/1/15 (d)	275,000	270,875
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	160,000	161,200
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	400,000	430,000
Penhall International Corp. 12% 8/1/14 (d)	250,000	258,125
		1,120,200
Transportation Infrastructure - 0.6%
BNSF Funding Trust I 6.613% 12/15/55 (f)	15,360,000	14,619,602
TOTAL INDUSTRIALS		67,372,069
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	$ 520,000	$ 495,300
Nortel Networks Corp.:
9.73% 7/15/11 (d)(f)	200,000	201,250
10.125% 7/15/13 (d)	200,000	201,000
		897,550
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	350,000	339,500
Sanmina-SCI Corp. 8.125% 3/1/16	350,000	339,500
		679,000
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	109,800
SunGard Data Systems, Inc. 9.125% 8/15/13	575,000	587,219
		697,019
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	130,650
Xerox Corp.:
7.2% 4/1/16	465,000	462,675
7.625% 6/15/13	310,000	313,100
		906,425
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.75% 5/15/13	65,000	57,200
9.25% 6/1/16	100,000	91,875
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340,000	6,240,944
6.375% 8/3/15	760,000	732,151
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	60,900
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	20,500
8% 12/15/14	80,000	53,600
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	46,200
Viasystems, Inc. 10.5% 1/15/11	480,000	470,400
		7,773,770
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	$ 50,000	$ 47,000
SERENA Software, Inc. 10.375% 3/15/16 (d)	230,000	231,725
		278,725
TOTAL INFORMATION TECHNOLOGY		11,232,489
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	410,000	441,263
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,400
Braskem SA:
(Reg. S) 11.75% 1/22/14	50,000	59,000
11.75% 1/22/14 (d)	20,000	23,600
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (b)	550,000	429,000
Equistar Chemicals LP 7.55% 2/15/26	350,000	318,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	395,000	422,650
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (f)	70,000	70,700
Huntsman International LLC 9.875% 3/1/09	115,000	119,600
IMC Global, Inc. 10.875% 8/1/13	100,000	111,250
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	310,000	314,650
Innophos, Inc. 8.875% 8/15/14	30,000	30,263
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	204,000
10.875% 5/1/09	55,000	56,100
Nalco Co. 7.75% 11/15/11	630,000	630,000
Pliant Corp. 0% 6/15/09 (b)	60,000	57,900
Rhodia SA:
7.625% 6/1/10	600,000	607,500
8.875% 6/1/11	300,000	306,000
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	147,750
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	800,000	832,000
		5,269,126
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,000
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,625
		79,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. 7.875% 3/15/13	$ 30,000	$ 30,000
Ball Corp. 6.625% 3/15/18	500,000	472,500
BWAY Corp. 10% 10/15/10	105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15 (d)	200,000	198,000
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	98,700
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12	50,000	48,750
9.875% 10/15/14	395,000	383,150
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	121,200
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,575
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,150
8.875% 2/15/09	350,000	360,500
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,000
7.5% 5/15/10	395,000	389,075
7.8% 5/15/18	45,000	41,963
8.1% 5/15/07	410,000	412,050
Tekni-Plex, Inc. 10.875% 8/15/12 (d)	40,000	44,000
		2,788,863
Metals & Mining - 0.2%
Aleris International, Inc. 9% 11/15/14	20,000	22,600
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,900
Century Aluminum Co. 7.5% 8/15/14	40,000	39,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	335,000	344,206
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	566,000	586,518
Evraz Securities SA 10.875% 8/3/09	700,000	768,600
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	375,000	364,219
10.125% 2/1/10	45,000	47,700
Newmont Mining Corp. 5.875% 4/1/35	405,000	363,100
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	195,975
Novelis, Inc. 7.25% 2/15/15 (d)(f)	210,000	202,125
RathGibson, Inc. 11.25% 2/15/14 (d)	50,000	51,625
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	94,050
		3,117,218
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	$ 30,000	$ 26,550
8.3819% 10/15/12 (f)	30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	193,250
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	13,575
7.75% 11/15/29	10,000	9,113
8% 1/15/24	130,000	123,175
8.125% 5/15/11	605,000	599,706
International Paper Co. 4.25% 1/15/09	345,000	333,385
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	91,200
P.H. Glatfelter Co. 7.125% 5/1/16 (d)	230,000	225,400
Solo Cup Co. 8.5% 2/15/14	145,000	123,975
Stone Container Corp. 8.375% 7/1/12	400,000	380,000
Stone Container Finance Co. 7.375% 7/15/14	400,000	354,000
		2,503,329
TOTAL MATERIALS		13,758,161
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,330
AT&T, Inc. 6.8% 5/15/36	2,000,000	2,012,486
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,142
8.875% 12/15/30	145,000	182,789
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	393,199
Embarq Corp.:
6.738% 6/1/13	85,000	85,816
7.082% 6/1/16	480,000	483,070
7.995% 6/1/36	5,991,000	6,145,598
Empresa Brasileira de Telecomm SA 11% 12/15/08	377,000	410,930
Eschelon Operating Co. 8.375% 3/15/10	96,000	92,160
GCI, Inc. 7.25% 2/15/14	50,000	47,750
Intelsat Ltd.:
6.5% 11/1/13	40,000	30,200
7.625% 4/15/12	20,000	16,800
9.25% 6/15/16 (d)	350,000	358,750
11.25% 6/15/16 (d)	400,000	404,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	$ 650,000	$ 711,750
New Skies Satellites BV:
9.125% 11/1/12	145,000	153,338
10.4144% 11/1/11 (f)	100,000	103,000
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (d)	75,000	77,719
NTL Cable PLC:
8.75% 4/15/14	300,000	303,000
9.125% 8/15/16	210,000	213,150
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)	205,000	198,850
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,375
7.25% 2/15/11	285,000	277,875
7.625% 8/3/21	20,000	19,000
Qwest Communications International, Inc.:
7.5% 2/15/14	1,060,000	1,028,200
7.5% 2/15/14	60,000	58,800
8.67% 2/15/09 (f)	340,000	345,950
Qwest Corp.:
7.625% 6/15/15	610,000	619,882
8.5794% 6/15/13 (f)	90,000	96,300
SBC Communications, Inc.:
6.15% 9/15/34	500,000	464,750
6.45% 6/15/34	220,000	211,737
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,065,862
Telecom Italia Capital SA:
4% 1/15/10	4,055,000	3,816,696
4.875% 10/1/10	340,000	326,953
4.95% 9/30/14	415,000	377,450
6% 9/30/34	500,000	442,699
7.2% 7/18/36	2,000,000	2,039,640
Telefonica de Argentina SA 9.125% 11/7/10	560,000	579,600
Telefonica Emisiones SAU 7.045% 6/20/36	8,825,000	9,064,511
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	86,818
Telenet Group Holding NV 0% 6/15/14 (b)(d)	52,000	44,330
TELUS Corp. yankee 7.5% 6/1/07	7,570,000	7,684,693
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	82,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	375,000	372,188
U.S. West Communications 6.875% 9/15/33	415,000	367,275
Verizon Global Funding Corp. 7.75% 12/1/30	5,296,000	5,782,544
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New York, Inc. 6.875% 4/1/12	$ 120,000	$ 123,017
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	350,000	376,688
Windstream Corp.:
8.125% 8/1/13 (d)	200,000	207,500
8.625% 8/1/16 (d)	350,000	364,000
		48,858,660
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09	185,000	177,599
6.375% 3/1/35	780,000	720,049
American Tower Corp. 7.5% 5/1/12	105,000	107,100
AT&T Wireless Services, Inc.:
7.875% 3/1/11	220,000	238,687
8.125% 5/1/12	555,000	615,005
Centennial Communications Corp. 10% 1/1/13	450,000	448,875
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	310,000	301,475
Digicel Ltd. 9.25% 9/1/12 (d)(e)	520,000	540,800
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	1,000,000	925,000
8.375% 3/15/13	1,000,000	1,046,250
Inmarsat Finance II PLC 0% 11/15/12 (b)	70,000	59,850
Inmarsat Finance PLC 7.625% 6/30/12	45,000	45,900
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	195,000	193,781
Mobile Telesystems Finance SA:
8% 1/28/12 (d)	60,000	60,228
8.375% 10/14/10 (d)	805,000	823,515
Nextel Communications, Inc.:
5.95% 3/15/14	1,185,000	1,158,338
7.375% 8/1/15	150,000	153,853
Rogers Communications, Inc.:
6.375% 3/1/14	440,000	422,950
8% 12/15/12	355,000	366,538
9.625% 5/1/11	26,000	28,730
Rural Cellular Corp.:
8.25% 3/15/12	360,000	369,000
9.75% 1/15/10	100,000	100,000
Stratos Global Corp. 9.875% 2/15/13 (d)	150,000	130,500
Telecom Personal SA 9.25% 12/22/10 (d)	565,000	573,475
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 910,000	$ 850,250
5.5% 6/15/11	170,000	167,449
		10,625,197
TOTAL TELECOMMUNICATION SERVICES		59,483,857
UTILITIES - 2.8%
Electric Utilities - 1.0%
AES Gener SA 7.5% 3/25/14	70,000	71,050
Chivor SA E.S.P. 9.75% 12/30/14 (d)	493,000	534,905
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	293,640
Exelon Corp.:
4.9% 6/15/15	6,195,000	5,707,571
6.75% 5/1/11	420,000	436,170
FirstEnergy Corp. 6.45% 11/15/11	155,000	159,320
Mirant Americas Generation LLC 8.5% 10/1/21	350,000	322,875
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	440,000	440,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	360,000	370,800
Nevada Power Co.:
5.875% 1/15/15	40,000	38,204
6.5% 4/15/12	50,000	50,146
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,822,542
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	970,479
7.1% 3/1/11	6,660,000	7,036,949
Sierra Pacific Power Co. 6% 5/15/16 (d)	50,000	47,750
Sierra Pacific Resources 7.803% 6/15/12	290,000	294,350
TXU Energy Co. LLC 7% 3/15/13	880,000	906,173
		23,502,924
Gas Utilities - 0.0%
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,813
Sonat, Inc.:
6.625% 2/1/08	20,000	19,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.: - continued
6.75% 10/1/07	$ 15,000	$ 15,019
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (c)	716,360	704,719
		764,451
Independent Power Producers & Energy Traders - 0.7%
AES Corp.:
7.75% 3/1/14	1,400,000	1,408,750
8.75% 6/15/08	2,000	2,068
8.75% 5/15/13 (d)	35,000	37,275
8.875% 2/15/11	982,000	1,027,418
9% 5/15/15 (d)	625,000	669,531
9.375% 9/15/10	7,000	7,455
9.5% 6/1/09	19,000	19,998
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	177,650
8.25% 4/15/12 (d)	90,000	95,850
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,101,861
Duke Capital LLC 5.668% 8/15/14	3,120,000	3,011,917
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (d)	1,020,000	976,650
NRG Energy, Inc.:
7.25% 2/1/14	1,300,000	1,277,250
7.375% 2/1/16	1,280,000	1,256,000
PPL Energy Supply LLC:
5.7% 10/15/35	655,000	628,289
6.2% 5/15/16	500,000	501,797
Tenaska Alabama Partners LP 7% 6/30/21 (d)	488,618	470,295
TXU Corp. 5.55% 11/15/14	3,140,000	2,852,062
		15,522,116
Multi-Utilities - 1.1%
CMS Energy Corp.:
6.3% 2/1/12	760,000	729,600
8.5% 4/15/11	545,000	572,250
9.875% 10/15/07	135,000	140,569
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	514,422
5.95% 6/15/35	5,905,000	5,419,207
6.25% 6/30/12	270,000	273,445
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (f)	$ 1,495,000	$ 1,504,279
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (d)	11,405,000	10,974,746
National Grid PLC 6.3% 8/1/16	5,245,000	5,280,121
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	108,806
		25,517,445
TOTAL UTILITIES		65,306,936
TOTAL NONCONVERTIBLE BONDS (Cost $526,688,826)		531,646,623
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,771,304
4.375% 7/17/13	8,745,000	8,240,282
4.625% 5/1/13	5,000,000	4,745,530
6.25% 2/1/11	19,170,000	19,786,277
Freddie Mac:
5.25% 11/5/12	280,000	273,395
5.875% 3/21/11	25,685,000	26,118,434
Tennessee Valley Authority 5.375% 4/1/56	385,000	371,119
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,306,341
U.S. Treasury Inflation Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,206,220	3,035,640
2% 1/15/14	99,922,354	97,158,386
2.375% 4/15/11	2,040,120	2,040,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		102,234,606
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bond - principal STRIPS:
2/15/15	78,530,000	51,510,497
5/15/30	35,870,000	10,737,089
U.S. Treasury Bonds 6.25% 5/15/30	5,861,000	6,745,185
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.25% 8/15/13	$ 81,769,000	$ 78,463,079
4.75% 5/15/14	33,615,000	33,168,559
U.S. Treasury Notes - principal STRIPS:
8/15/10	131,350,000	108,364,364
2/15/12	60,740,000	46,479,402
8/15/12	14,300,000	10,694,069
TOTAL U.S. TREASURY OBLIGATIONS		346,162,244
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $513,123,592)		515,703,191
U.S. Government Agency - Mortgage Securities - 23.1%

Fannie Mae - 21.0%
3.732% 1/1/35 (f)	65,544	64,095
3.735% 10/1/33 (f)	54,005	52,637
3.746% 12/1/34 (f)	47,641	46,596
3.75% 1/1/34 (f)	55,380	53,910
3.757% 10/1/33 (f)	46,712	45,594
3.77% 12/1/34 (f)	13,066	12,796
3.791% 6/1/34 (f)	225,192	218,443
3.81% 6/1/33 (f)	38,523	37,792
3.837% 4/1/33 (f)	164,027	161,029
3.84% 1/1/35 (f)	126,891	124,198
3.843% 1/1/35 (f)	46,505	45,470
3.847% 5/1/34 (f)	9,868,929	9,590,822
3.851% 10/1/33 (f)	1,390,081	1,361,362
3.866% 1/1/35 (f)	73,853	72,523
3.897% 10/1/34 (f)	42,867	42,233
3.904% 1/1/35 (f)	123,225	121,440
3.923% 5/1/34 (f)	15,977	16,077
3.926% 12/1/34 (f)	36,349	35,734
3.951% 1/1/35 (f)	47,265	46,577
3.952% 12/1/34 (f)	32,124	31,692
3.952% 12/1/34 (f)	280,803	276,779
3.957% 5/1/33 (f)	12,752	12,532
3.987% 12/1/34 (f)	49,073	48,242
3.997% 12/1/34 (f)	33,019	32,551
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
3.997% 1/1/35 (f)	$ 32,810	$ 32,359
4.004% 2/1/35 (f)	35,954	35,439
4.015% 12/1/34 (f)	69,336	68,488
4.037% 1/1/35 (f)	29,664	29,281
4.037% 1/1/35 (f)	18,846	18,578
4.039% 2/1/35 (f)	33,117	32,648
4.049% 10/1/18 (f)	41,474	40,694
4.065% 1/1/35 (f)	61,568	60,655
4.077% 2/1/35 (f)	66,767	65,878
4.082% 4/1/33 (f)	14,409	14,231
4.084% 2/1/35 (f)	35,188	34,704
4.089% 2/1/35 (f)	32,450	32,020
4.092% 11/1/34 (f)	56,235	55,683
4.1% 2/1/35 (f)	123,079	121,542
4.106% 1/1/35 (f)	77,091	76,059
4.114% 1/1/35 (f)	81,157	80,090
4.116% 2/1/35 (f)	84,011	82,918
4.129% 1/1/35 (f)	130,455	128,810
4.144% 1/1/35 (f)	128,928	127,604
4.149% 2/1/35 (f)	65,187	64,365
4.161% 1/1/35 (f)	130,847	130,029
4.172% 1/1/35 (f)	96,609	93,932
4.177% 1/1/35 (f)	69,138	68,289
4.179% 10/1/34 (f)	118,106	117,179
4.179% 11/1/34 (f)	21,792	21,495
4.202% 1/1/35 (f)	49,324	48,735
4.249% 1/1/34 (f)	134,966	132,524
4.25% 2/1/35 (f)	59,769	58,113
4.25% 2/1/35 (f)	30,087	29,764
4.274% 8/1/33 (f)	89,482	88,365
4.275% 3/1/35 (f)	54,756	54,058
4.283% 7/1/34 (f)	37,614	37,466
4.289% 12/1/34 (f)	32,450	31,986
4.306% 5/1/35 (f)	64,465	63,734
4.314% 3/1/33 (f)	26,510	25,772
4.333% 9/1/34 (f)	77,083	76,874
4.348% 9/1/34 (f)	149,424	149,151
4.355% 1/1/35 (f)	60,898	59,310
4.362% 2/1/34 (f)	109,227	107,439
4.366% 4/1/35 (f)	35,118	34,695
4.392% 11/1/34 (f)	4,359,075	4,332,136
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.396% 2/1/35 (f)	$ 77,042	$ 75,048
4.396% 5/1/35 (f)	143,956	142,395
4.429% 10/1/34 (f)	213,377	212,263
4.431% 1/1/35 (f)	52,917	52,396
4.44% 3/1/35 (f)	61,369	59,827
4.444% 12/1/34 (f)	292,349	285,888
4.459% 8/1/34 (f)	144,781	142,450
4.473% 5/1/35 (f)	73,328	72,516
4.486% 1/1/35 (f)	69,786	69,208
4.493% 3/1/35 (f)	167,117	163,299
4.498% 8/1/34 (f)	298,007	298,695
4.5% 5/1/18 to 3/1/35	97,077,512	92,342,210
4.5% 8/1/21 (e)	6,264,781	5,982,365
4.5% 8/1/36 (e)	20,000,000	18,372,600
4.516% 3/1/35 (f)	150,129	146,643
4.525% 2/1/35 (f)	7,431,078	7,328,381
4.529% 7/1/34 (f)	63,921	63,536
4.536% 2/1/35 (f)	309,217	306,619
4.545% 2/1/35 (f)	43,250	42,862
4.545% 7/1/35 (f)	176,919	174,973
4.547% 2/1/35 (f)	41,909	41,567
4.574% 2/1/35 (f)	139,650	136,798
4.575% 7/1/35 (f)	197,105	195,005
4.586% 2/1/35 (f)	3,934,080	3,849,891
4.606% 1/1/33 (f)	238,734	236,936
4.614% 11/1/34 (f)	152,738	150,105
4.666% 3/1/35 (f)	3,052,294	3,030,226
4.669% 11/1/34 (f)	162,705	160,113
4.716% 7/1/35 (f)	3,696,635	3,594,164
4.726% 7/1/34 (f)	146,735	144,798
4.733% 10/1/34 (f)	196,706	193,968
4.776% 12/1/34 (f)	133,984	131,851
4.791% 12/1/34 (f)	48,063	47,258
4.797% 12/1/32 (f)	63,731	63,496
4.801% 10/1/34 (f)	100,971	99,740
4.811% 6/1/35 (f)	244,592	242,809
4.817% 2/1/33 (f)	84,863	84,415
4.82% 11/1/34 (f)	169,978	167,382
4.876% 10/1/34 (f)	5,418,589	5,354,487
5% 3/1/35 to 1/1/36	41,657,337	39,420,961
5% 8/1/36 (e)	92,810,011	87,814,048
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.082% 9/1/34 (f)	$ 4,332,851	$ 4,302,608
5.094% 9/1/34 (f)	47,187	46,874
5.097% 5/1/35 (f)	316,489	315,587
5.174% 5/1/35 (f)	4,765,813	4,722,920
5.179% 5/1/35 (f)	218,349	216,371
5.202% 6/1/35 (f)	225,287	224,963
5.215% 5/1/35 (f)	5,015,506	4,973,526
5.24% 3/1/35 (f)	35,466	35,213
5.349% 12/1/34 (f)	95,048	94,848
5.5% 11/1/16 to 4/1/36	62,802,904	61,377,879
5.5% 8/1/36 (e)	54,265,689	52,696,868
5.506% 2/1/36 (f)	8,639,700	8,619,310
5.636% 1/1/36 (f)	273,795	273,792
5.927% 1/1/36 (f)	980,245	982,755
6% 7/1/08 to 3/1/33	8,590,504	8,596,396
6% 8/1/21 (e)	1,458,555	1,471,084
6% 8/1/36 (e)	20,000,000	19,871,000
6.5% 6/1/09 to 4/1/36	12,902,161	13,089,172
6.5% 8/1/36 (e)	12,877,350	13,026,212
7% 9/1/25 to 8/1/29	242,236	249,496
TOTAL FANNIE MAE		486,195,282
Freddie Mac - 2.1%
4.042% 12/1/34 (f)	47,663	46,849
4.086% 12/1/34 (f)	79,708	78,415
4.133% 1/1/35 (f)	193,345	190,279
4.26% 1/1/35 (f)	182,051	179,384
4.26% 3/1/35 (f)	67,089	66,080
4.288% 5/1/35 (f)	125,515	123,773
4.3% 12/1/34 (f)	77,333	75,037
4.33% 2/1/35 (f)	135,892	133,940
4.357% 3/1/35 (f)	105,567	102,500
4.383% 2/1/35 (f)	134,447	130,557
4.441% 2/1/34 (f)	68,181	66,902
4.445% 3/1/35 (f)	65,082	63,308
4.457% 6/1/35 (f)	76,607	75,490
4.461% 3/1/35 (f)	81,073	78,845
4.545% 2/1/35 (f)	118,516	115,468
5.004% 4/1/35 (f)	2,891,584	2,872,500
5.133% 4/1/35 (f)	3,146,069	3,104,792
5.321% 6/1/35 (f)	250,856	248,717
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
5.512% 8/1/33 (f)	$ 29,016	$ 29,006
5.566% 1/1/36 (f)	478,857	476,530
6% 2/1/17 to 5/1/33	1,205,943	1,210,777
6% 8/1/36 (e)	9,946,113	9,890,116
6% 8/14/36 (e)	30,000,000	29,831,100
TOTAL FREDDIE MAC		49,190,365
Government National Mortgage Association - 0.0%
5.5% 5/15/32 to 5/15/34	1,035,944	1,016,027
7% 7/15/31 to 12/15/32	93,683	96,853
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,112,880
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $534,690,679)		536,498,527
Asset-Backed Securities - 3.6%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.885% 2/25/34 (f)	125,000	125,288
Class M2, 6.485% 2/25/34 (f)	125,000	125,984
Series 2005-SD1 Class A1, 5.785% 11/25/50 (f)	74,537	74,644
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0869% 9/9/30 (d)(f)	191,473	194,824
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	286,772
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,899
Class B1, 5.2% 3/6/11	50,000	49,611
Class C1, 5.28% 11/6/11	315,000	312,523
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.815% 4/25/34 (f)	65,000	64,999
Class M2, 5.865% 4/25/34 (f)	50,000	49,999
Series 2004-R8 Class M9, 8.135% 9/25/34 (f)	725,000	730,654
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (f)	13,926	13,970
Series 2004-HE2 Class M1, 5.935% 4/25/34 (f)	375,000	378,103
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.3288% 12/15/09 (f)	425,000	427,177
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust: - continued
Series 2004-B2 Class B2, 4.37% 4/15/12	$ 6,400,000	$ 6,210,630
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	168,926
Class B, 5.26% 10/15/10	160,000	158,620
Class C, 5.55% 1/18/11	1,500,000	1,486,353
Class D, 7.16% 1/15/13 (d)	160,000	158,888
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	5,130,000	4,941,881
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (d)(e)(f)	500,000	500,000
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	193,854	190,058
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (f)	220,000	219,997
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	547,905
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	232,734
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	381,741
CNH Equipment Trust Series 2006-A:
Class A3, 5.2% 8/16/10	415,000	413,893
Class A4, 5.27% 9/15/11	8,420,000	8,391,015
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.885% 5/25/34 (f)	410,000	411,590
Series 2004-3 Class M1, 5.885% 6/25/34 (f)	75,000	75,368
Series 2005-1:
Class MV1, 5.785% 7/25/35 (f)	185,000	185,618
Class MV2, 5.825% 7/25/35 (f)	220,000	220,912
Series 2005-3 Class MV1, 5.805% 8/25/35 (f)	4,750,000	4,764,631
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	309,000	301,002
Class C, 5.074% 6/15/35 (d)	281,000	274,321
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	235,000	237,821
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (f)	25,000	25,062
Class M4, 6.285% 3/25/34 (f)	25,000	25,140
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	400,000	397,744
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.935% 1/25/34 (f)	225,000	225,921
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust Series 2004-A: - continued
Class M2, 6.535% 1/25/34 (f)	$ 250,098	$ 251,470
GSAMP Trust Series 2004-FM2 Class M1, 5.885% 1/25/34 (f)	249,683	249,679
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.265% 8/25/33 (f)	20,726	20,768
Series 2003-4 Class M1, 6.185% 10/25/33 (f)	22,730	22,801
Series 2004-3 Class M2, 6.585% 8/25/34 (f)	120,000	121,613
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.8381% 1/20/35 (f)	110,514	110,760
Class M2, 5.8681% 1/20/35 (f)	83,632	83,928
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	8,435,000	8,396,546
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,512
Class B, 5.29% 11/15/12	55,000	54,765
Class C, 5.34% 11/15/12	70,000	69,732
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (d)(f)	422,952	424,009
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.2938% 7/25/36 (f)	150,000	150,000
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (f)	24,500,000	24,497,572
Series 2003-B2 Class B2, 5.7588% 10/15/10 (f)	80,000	80,427
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (f)	100,000	100,202
Class M2, 5.935% 7/25/34 (f)	25,000	25,058
Class M3, 6.335% 7/25/34 (f)	50,000	50,298
Class M4, 6.485% 7/25/34 (f)	25,000	25,157
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (f)	90,000	90,805
Series 2003-NC8 Class M1, 6.085% 9/25/33 (f)	34,998	35,121
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (f)	19,779	19,798
Series 2002-NC1 Class M1, 6.585% 2/25/32 (d)(f)	138,907	142,747
Series 2002-NC3 Class M1, 6.105% 8/25/32 (f)	75,000	75,093
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(f)(h)	455,000	125,445
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	250,000	52,256
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (f)	73,135	73,490
Class M4, 6.36% 6/25/34 (f)	125,000	126,010
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (f)	$ 3,955,513	$ 3,955,911
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.905% 1/25/35 (f)	225,000	226,237
Class M4, 6.215% 1/25/35 (f)	750,000	756,199
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	745,000	741,246
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (d)	500,000	496,554
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (f)	260,000	263,123
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.885% 3/25/36 (d)(f)	100,000	87,555
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (d)(f)	4,670,000	4,670,000
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	970,000	954,132
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	167,589	165,401
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	377,868
TOTAL ASSET-BACKED SECURITIES (Cost $82,159,206)		82,293,506
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 2.3%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.715% 5/25/35 (f)	164,353	163,906
Series 2005-2 Class 6A2, 5.665% 6/25/35 (f)	67,233	67,338
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.373% 12/25/33 (f)	105,368	106,032
Class 2A1, 4.164% 12/25/33 (f)	234,112	229,081
Series 2004-B:
Class 1A1, 3.4304% 3/25/34 (f)	370,723	374,184
Class 2A2, 4.106% 3/25/34 (f)	165,695	160,977
Series 2004-C Class 1A1, 3.351% 4/25/34 (f)	262,171	263,529
Series 2004-D:
Class 1A1, 3.5315% 5/25/34 (f)	336,928	333,799
Class 2A2, 4.1994% 5/25/34 (f)	492,122	478,960
Series 2004-G Class 2A7, 4.5637% 8/25/34 (f)	486,235	475,791
Series 2004-H Class 2A1, 4.4722% 9/25/34 (f)	429,234	419,083
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2005-E Class 2A7, 4.6123% 6/25/35 (f)	$ 435,000	$ 418,970
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.665% 1/25/35 (f)	9,141,095	9,155,999
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	185,688	185,140
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (f)	40,257	40,288
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (f)	84,799	84,951
Series 2004-3 Class DB4, 5.8436% 4/25/34 (f)	120,655	71,186
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)	180,213	148,028
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (d)(f)	400,000	399,924
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	31,787	31,819
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (f)	125,000	122,471
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (d)(f)	410,408	411,049
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	57,781	56,805
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3284% 5/25/17 (f)	387,990	386,883
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (f)	276,421	279,262
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (f)	308,500	308,558
Series 2003-E Class XA1, 0.9453% 10/25/28 (f)(h)	832,043	6,322
Series 2003-G Class XA1, 1% 1/25/29 (h)	1,172,179	9,113
Series 2003-H Class XA1, 1% 1/25/29 (d)(h)	938,232	8,394
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (f)	272,047	272,345
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	358,380	359,625
Series 2004-SL2 Class A1, 6.5% 10/25/16	44,990	45,371
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.795% 6/10/35 (d)(f)	42,514	43,261
Class B4, 6.995% 6/10/35 (d)(f)	37,790	38,510
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Class B5, 7.595% 6/10/35 (d)(f)	$ 28,343	$ 28,988
Class B6, 8.095% 6/10/35 (d)(f)	14,171	14,388
Series 2004-B:
Class B4, 6.445% 2/10/36 (d)(f)	96,695	98,536
Class B5, 6.895% 2/10/36 (d)(f)	96,695	97,766
Class B6, 7.345% 2/10/36 (d)(f)	96,695	97,492
Series 2004-C:
Class B4, 6.295% 9/10/36 (f)	97,427	98,429
Class B5, 6.695% 9/10/36 (f)	97,427	98,203
Class B6, 7.095% 9/10/36 (f)	97,427	98,198
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(h)	1,817,505	6,293
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (f)	250,013	249,723
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.695% 7/25/35 (f)	793,481	796,652
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.385% 9/25/35 (d)(f)	530,000	454,475
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.655% 10/25/35 (f)	8,132,967	8,119,457
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (f)	100,000	98,353
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (f)	6,385,815	6,386,462
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	42,599	43,674
Series 2004-RA2 Class 2A, 7% 7/25/33	80,545	81,552
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4552% 9/25/34 (f)	411,313	414,572
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (f)	815,634	798,359
Series 2005-AR12 Class 2A6, 4.3193% 7/25/35 (f)	769,862	750,959
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,651,328	9,417,247
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (f)	317,601	313,240
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	9,080,000	8,962,650
TOTAL PRIVATE SPONSOR		53,482,622
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.9%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	$ 1,490,000	$ 1,436,257
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	33,488	32,020
Series 2004-86 Class KC, 4.5% 5/25/19	219,055	210,030
Series 2004-91 Class AH, 4.5% 5/25/29	441,659	426,644
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	307,190
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2760 Class EB, 4.5% 9/15/16	8,662,000	8,330,286
Series 2773 Class EG, 4.5% 4/15/19	7,400,000	6,814,181
Series 2952 Class EC, 5.5% 11/15/28	915,000	906,971
Series 3018 Class UD, 5.5% 9/15/30	495,000	490,329
Series 3049 Class DB, 5.5% 6/15/31	780,000	772,824
sequential pay:
Series 2675 Class CB, 4% 5/15/16	635,192	611,875
Series 2683 Class JA, 4% 10/15/16	647,917	622,822
Series 2750 Class ZT, 5% 2/15/34	411,776	348,500
TOTAL U.S. GOVERNMENT AGENCY		21,309,929
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,794,956)		74,792,551
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0816% 2/14/43 (f)	360,000	381,734
Class A3, 7.1316% 2/14/43 (f)	385,000	396,911
Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	2,865,000	2,809,200
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590,000	8,358,641
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8388% 11/15/15 (d)(f)	50,000	50,104
Class D, 5.9188% 11/15/15 (d)(f)	80,000	80,187
Class F, 6.2688% 11/15/15 (d)(f)	60,000	60,143
Class H, 6.7688% 11/15/15 (d)(f)	50,000	50,137
Class J, 7.3188% 11/15/15 (d)(f)	55,000	55,153
Class K, 7.9688% 11/15/15 (d)(f)	50,000	49,931
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-BOCA:
Class D, 5.6988% 12/15/16 (d)(f)	$ 110,000	$ 110,015
Class E, 5.7888% 12/15/16 (d)(f)	100,000	100,016
Class F, 5.8688% 12/15/16 (d)(f)	110,000	110,015
Class H, 6.3188% 12/15/16 (d)(f)	120,000	120,043
Class K, 6.7188% 12/15/16 (d)(f)	105,000	105,038
Series 2005-ESHA:
Class E, 5.9388% 7/14/20 (d)(f)	190,000	190,778
Class F, 6.1088% 7/14/20 (d)(f)	110,000	110,470
Class G, 6.2388% 7/14/20 (d)(f)	100,000	100,427
Class H, 6.4588% 7/14/20 (d)(f)	100,000	100,389
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (d)(f)	212,580	212,185
Class B, 6.3288% 7/14/11 (d)(f)	106,007	105,712
Class C, 6.4788% 7/14/11 (d)(f)	212,297	211,551
Class D, 7.1088% 7/14/11 (d)(f)	123,385	123,025
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.745% 4/25/34 (d)(f)	255,714	256,353
Series 2004-2 Class A, 5.815% 8/25/34 (d)(f)	298,088	299,206
Series 2004-3:
Class A1, 5.755% 1/25/35 (d)(f)	283,473	284,359
Class A2, 5.805% 1/25/35 (d)(f)	40,496	40,572
Class M1, 5.885% 1/25/35 (d)(f)	40,496	40,724
Class M2, 6.385% 1/25/35 (d)(f)	40,496	40,990
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	2,814,375	153,203
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	180,000	177,323
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	325,000	320,584
Class C, 4.937% 5/14/16 (d)	205,000	202,474
Class D, 4.986% 5/14/16 (d)	75,000	74,171
Class E, 5.064% 5/14/16 (d)	230,000	228,151
Class F, 5.182% 5/14/16 (d)	55,000	54,573
COMM floater Series 2002-FL7 Class D, 5.9388% 11/15/14 (d)(f)	28,571	28,587
Commercial Mortgage pass thru certificates sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,035,000	2,024,632
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	$ 940,000	$ 925,488
CS First Boston Mortgage Securities Corp. sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	655,208
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000,000	8,540,335
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	18,488	18,706
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	56,982
Series 2003-47 Class C, 4.227% 10/16/27	5,987,142	5,785,050
Series 2003-59 Class D, 3.654% 10/16/27	115,000	106,219
Series 2003-47 Class XA, 0.1793% 6/16/43 (f)(h)	5,401,685	295,595
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)	200,000	201,594
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	1,195,000	1,168,711
Series 2006-GG7 Class A3, 6.1101% 7/10/38	2,860,000	2,913,863
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,403
Series 2006-FL8 Class J, 7.12% 6/6/20 (d)(f)	250,000	250,000
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	9,400,000	9,388,548
Series 2006-RR2:
Class M, 5.8158% 6/1/46 (f)	100,000	75,645
Class N, 5.8158% 6/1/46 (f)	100,000	69,094
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3 Class E, 7.05% 9/25/46 (d)(f)	250,000	250,000
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	370,000	389,894
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	110,000	117,072
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.6711% 12/12/44 (f)	2,790,000	2,766,678
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,305,000	1,316,136
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,295,000	1,256,179
Series 2006-C1 Class A2, 5.084% 2/15/31	1,152,000	1,133,662
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust: - continued
Series 2000-C5 Class E, 7.29% 12/15/32	$ 700,000	$ 740,264
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	307,512
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	6,600,000	5,812,349
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,580,000	1,527,544
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	1,140,000	1,148,706
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.1904% 7/15/56 (d)(f)(h)	3,835,065	158,933
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	269,743	272,433
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	353,175	436,982
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	7,000,000	7,088,171
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	13,634	13,766
Class C4, 6.893% 5/15/16 (d)	500,000	523,539
Class E3, 7.253% 3/15/13 (d)	127,278	129,906
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	754,477
Series 2006-C24 Class A2, 5.506% 3/15/45	16,615,000	16,576,347
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(f)	1,000,000	965,720
Class 180B, 5.5782% 10/15/41 (d)(f)	500,000	486,790
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $92,677,210)		92,905,208
Foreign Government and Government Agency Obligations - 2.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	1,309,410	1,227,572
4.889% 8/3/12 (f)	1,563,750	1,451,160
7% 3/28/11	905,000	860,831
Brazilian Federative Republic:
8% 1/15/18	491,000	531,999
8.75% 2/4/25	275,000	317,213
10.5% 7/14/14	155,000	191,813
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic: - continued
11% 8/17/40	$ 1,400,000	$ 1,798,300
12.25% 3/6/30	580,000	900,450
12.75% 1/15/20	290,000	430,650
Central Bank of Nigeria:
Brady 6.25% 11/15/20	500,000	497,500
promissory note 5.092% 1/5/10	279,236	269,415
City of Kiev 8.75% 8/8/08	100,000	102,750
Colombian Republic 11.75% 2/25/20	200,000	275,500
Dominican Republic:
Brady 5.7925% 8/30/09 (f)	90,408	90,046
6.1875% 8/30/24 (f)	1,250,000	1,196,875
9.5% 9/27/11	691,684	741,831
Ecuador Republic:
9% 8/15/30 (Reg. S) (c)	1,105,000	1,118,813
9.375% 12/15/15 (d)	800,000	836,000
euro par 5% 2/28/25	153,000	113,794
Indonesian Republic:
6.75% 3/10/14	950,000	947,625
7.25% 4/20/15 (d)	60,000	61,578
7.25% 4/20/15	275,000	282,233
Islamic Republic of Pakistan 7.125% 3/31/16 (d)	200,000	186,000
Israeli State 4.625% 6/15/13	20,000	18,618
Lebanon, Republic of:
8.5669% 11/30/09 (d)(f)	105,000	103,163
8.5669% 11/30/09 (f)	1,150,000	1,129,875
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (f)	400,000	404,500
Peruvian Republic:
5.875% 3/7/27 (f)	40,000	39,400
7.35% 7/21/25	575,000	585,638
euro Brady past due interest 5% 3/7/17 (f)	1,177,100	1,153,558
Philippine Republic:
5.3203% 12/1/09 (f)	23,800	23,443
8.25% 1/15/14	1,105,000	1,181,024
8.375% 2/15/11	660,000	702,108
8.875% 3/17/15	150,000	167,250
9% 2/15/13	630,000	698,544
9.875% 1/15/19	845,000	1,002,424
10.625% 3/16/25	665,000	852,065
Republic of Iraq 5.8% 1/15/28 (d)	500,000	335,000
Russian Federation:
5% 3/31/30 (Reg. S) (c)	3,177,000	3,456,973
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Russian Federation: - continued
12.75% 6/24/28 (Reg. S)	$ 590,000	$ 1,023,650
State of Qatar 9.75% 6/15/30 (Reg. S)	75,000	105,750
Turkish Republic:
11% 1/14/13	135,000	159,975
11.5% 1/23/12	200,000	238,500
11.75% 6/15/10	2,255,000	2,610,163
11.875% 1/15/30	1,320,000	1,920,600
Ukraine Government:
(Reg. S) 6.875% 3/4/11	575,000	572,125
8.235% 8/5/09 (f)	1,050,000	1,106,490
United Mexican States:
5.875% 1/15/14	6,610,000	6,600,085
6.75% 9/27/34	3,790,000	3,865,800
7.5% 1/14/12	100,000	107,800
7.5% 4/8/33	605,000	671,550
8.3% 8/15/31	665,000	800,660
11.5% 5/15/26	50,000	76,625
Uruguay Republic:
7.5% 3/15/15	250,000	254,125
8% 11/18/22	135,000	135,338
Venezuelan Republic:
5.375% 8/7/10	265,000	255,460
6% 12/9/20	220,000	198,000
6.5106% 4/20/11 (f)	820,000	822,050
7% 12/1/18 (Reg. S)	220,000	218,900
7.65% 4/21/25	350,000	368,900
9.25% 9/15/27	325,000	401,538
10.75% 9/19/13	590,000	717,440
13.625% 8/15/18	548,000	811,040
euro Brady FLIRB B 5.985% 3/31/07 (f)	23,805	23,805
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (c)	90,000	71,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,637,957)		50,421,000
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $944,854)	910,000	953,277
Floating Rate Loans - 0.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 8.3463% 12/9/08 (f)	$ 250,000	$ 248,438
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.7725% 3/16/08 (f)	300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $554,345)		556,688
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.375% 3/28/13 (f)	109,785	106,492
- Deutsche Bank 6.375% 3/28/13 (f)	12,922	12,534
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,424)		119,026
Fixed-Income Funds - 20.7%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	667,453	66,892,140
Fidelity Ultra-Short Central Fund (g)	4,161,697	414,005,618
TOTAL FIXED-INCOME FUNDS (Cost $480,930,605)		480,897,758
Preferred Securities - 0.3%
	Principal Amount
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
MUFG Capital Finance 1 Ltd. 6.346% (f)	$ 6,805,000	6,663,086
TOTAL PREFERRED SECURITIES (Cost $6,760,122)		6,663,086
Cash Equivalents - 7.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $166,793,000)	$ 166,817,541	$ 166,793,000
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $2,528,862,776)		2,540,243,441
NET OTHER ASSETS - (9.5)%		(219,929,045)
NET ASSETS - 100%		$ 2,320,314,396
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34

	Sept. 2034	$ 134,000	$ 2,985
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	134,000	2,808
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	3,162
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	1,070
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 134,000	$ 883
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	1,166
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	27
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	249
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	482,000	1,141
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	139,680	185
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	80
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 134,000	$ 1,601
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	665
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,352
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,436
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	2,154
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	420,000	1,109
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	760,000	1,938
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	2,000,000	1,140
TOTAL CREDIT DEFAULT SWAPS		6,875,567	25,151
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ (40,650)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(60,975)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(41,757)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(226,650)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	142,400
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	387,900
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	676,000
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	881,000
TOTAL INTEREST RATE SWAPS		268,635,000	1,717,268
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	136,870
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,000,000	13,472
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers	Jan. 2007	$ 40,000,000	$ 283,208
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	2,000,000	12,212
TOTAL TOTAL RETURN SWAPS		53,000,000	445,762
		$ 328,510,567	$ 2,188,181
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $99,105,199 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 1,174,909
Fidelity Ultra-Short Central Fund	3,848,914
Total	$ 5,023,823

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ -	$ 66,983,961	$ -	$ 66,892,140	4.9%
Fidelity Ultra-Short Central Fund	54,002,121	384,961,270	25,002,507	414,005,618	5.4%
Total	$ 54,002,121	$ 451,945,231	$ 25,002,507	$ 480,897,758
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $401,905 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $166,793,000) - See accompanying schedule: Unaffiliated issuers (cost $2,047,932,171)	$ 2,059,345,683
Affiliated Central Funds (cost $480,930,605)	480,897,758
Total Investments (cost $2,528,862,776)		$ 2,540,243,441
Receivable for investments sold		803,521
Receivable for swap agreements		3,461
Receivable for fund shares sold		4,470,762
Interest receivable		16,835,714
Swap agreements, at value		2,188,181
Other receivables		180
Total assets		2,564,545,260

Liabilities
Payable to custodian bank	$ 1,524
Payable for investments purchased Regular delivery	3,816,270
Delayed delivery	237,839,445
Payable for fund shares redeemed	1,225,184
Distributions payable	435,106
Accrued management fee	607,086
Distribution fees payable	3,986
Other affiliated payables	246,657
Other payables and accrued expenses	55,606
Total liabilities		244,230,864

Net Assets		$ 2,320,314,396
Net Assets consist of:
Paid in capital		$ 2,308,461,544
Undistributed net investment income		2,168,613
Accumulated undistributed net realized gain (loss) on investments		(3,884,607)
Net unrealized appreciation (depreciation) on investments		13,568,846
Net Assets		$ 2,320,314,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

July 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,544,824 ÷ 442,265 shares)	$ 10.28

Maximum offering price per share (100/95.25 of $10.28)	$ 10.79
Class T: Net Asset Value and redemption price per share ($4,582,759 ÷ 446,327 shares)	$ 10.27

Maximum offering price per share (100/96.50 of $10.27)	$ 10.64
Class B: Net Asset Value and offering price per share ($1,666,825 ÷ 162,161 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($1,769,729 ÷ 172,183 shares)A	$ 10.28

Fidelity Total Bond Fund: Net Asset Value, offering price and redemption price per share ($2,306,817,030 ÷ 224,484,828 shares)	$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($933,229 ÷ 90,882 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended July 31, 2006

Investment Income
Dividends		$ 153,546
Interest		33,296,400
Income from affiliated Central Funds		5,023,823
Total income		38,473,769

Expenses
Management fee	$ 2,293,052
Transfer agent fees	742,160
Distribution fees	52,639
Fund wide operations fee	205,256
Independent trustees' compensation	2,244
Miscellaneous	1,198
Total expenses before reductions	3,296,549
Expense reductions	(6,204)	3,290,345
Net investment income		35,183,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,768,928)
Affiliated Central Funds	(12,063)
Swap agreements	(1,131,505)
Total net realized gain (loss)		(5,912,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,931,759
Swap agreements	2,016,138
Total change in net unrealized appreciation (depreciation)		12,947,897
Net gain (loss)		7,035,401
Net increase (decrease) in net assets resulting from operations		$ 42,218,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,183,424	$ 14,843,616
Net realized gain (loss)	(5,912,496)	4,429,155
Change in net unrealized appreciation (depreciation)	12,947,897	1,865,347
Net increase (decrease) in net assets resulting from operations	42,218,825	21,138,118
Distributions to shareholders from net investment income	(31,840,595)	(14,221,483)
Distributions to shareholders from net realized gain	(1,679,853)	(3,063,178)
Total distributions	(33,520,448)	(17,284,661)
Share transactions - net increase (decrease)	1,879,857,353	53,654,454
Total increase (decrease) in net assets	1,888,555,730	57,507,911

Net Assets
Beginning of period	431,758,666	374,250,755
End of period (including undistributed net investment income of $2,168,613 and undistributed net investment income of $539,146, respectively)	$ 2,320,314,396	$ 431,758,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.476	.387	.046
Net realized and unrealized gain (loss)	(.294) H	.183	.145
Total from investment operations	.182	.570	.191
Distributions from net investment income	(.432)	(.370)	(.041)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.79%	.80%	.80% A
Expenses net of all reductions	.79%	.80%	.80% A
Net investment income	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.466	.377	.045
Net realized and unrealized gain (loss)	(.296) H	.173	.144
Total from investment operations	.170	.550	.189
Distributions from net investment income	(.420)	(.360)	(.039)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.90%	.90%	.90% A
Expenses net of all reductions	.90%	.90%	.90% A
Net investment income	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.399	.309	.036
Net realized and unrealized gain (loss)	(.296) H	.182	.145
Total from investment operations	.103	.491	.181
Distributions from net investment income	(.353)	(.291)	(.031)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55%	1.55%	1.55% A
Net investment income	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.389	.299	.035
Net realized and unrealized gain (loss)	(.293) H	.181	.145
Total from investment operations	.096	.480	.180
Distributions from net investment income	(.346)	(.280)	(.030)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.62%	1.65%	1.65% A
Net investment income	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended July 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.506	.411	.340	.232
Net realized and unrealized gain (loss)	(.290) G	.182	.237	.269
Total from investment operations	.216	.593	.577	.501
Distributions from net investment income	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.040)	(.090)	(.060)	-
Total distributions	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45%	.61%	.65%	.65% A
Net investment income	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.493	.410	.048
Net realized and unrealized gain (loss)	(.294) G	.182	.145
Total from investment operations	.199	.592	.193
Distributions from net investment income	(.459)	(.392)	(.043)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.56%	.62%	.65% A
Expenses net of all reductions	.56%	.61%	.65% A
Net investment income	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 933	$ 114	$ 102
Portfolio turnover rate F	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2006

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year-end of the Fund from July 31, to August 31, effective August 31, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ

Annual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, partnerships (including allocations from CIPs), financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,480,756
Unrealized depreciation	(10,729,602)
Net unrealized appreciation (depreciation)	14,751,154
Undistributed ordinary income	991,384
Capital loss carryforward	(401,905)

Cost for federal income tax purposes	$ 2,525,492,287

The tax character of distributions paid was as follows:

	July 31, 2006	July 31, 2005
Ordinary Income	$ 32,890,503	$ 16,942,281
Long-term Capital Gains	629,945	342,380
Total	$ 33,520,448	$ 17,284,661

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in

Annual Report

2. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,174,258,515 and $90,074,542, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6,518	$ 193
Class T	0%	.25%	14,532	7,540
Class B	.65%	.25%	19,939	14,677
Class C	.75%	.25%	11,650	6,833
			$ 52,639	$ 29,243

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,889
Class T	2,719
Class B*	749
Class C*	1,715
$ 14,072

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an

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4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,392.29
Class T	18,034.31
Class B	7,426.34
Class C	3,090.27
Total Bond	700,498.10
Institutional Class	720.21
	$ 742,160

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Fund may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,198 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	.90%	$ 695
Class B	1.55%	844
		$ 1,539

Annual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $3,201. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 1,464

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2006	2005
From net investment income
Class A	$ 180,734	$ 44,038
Class T	235,647	89,638
Class B	75,406	27,061
Class C	39,421	10,692
Total Bond	31,294,037	14,046,106
Institutional Class	15,350	3,948
Total	$ 31,840,595	$ 14,221,483

Annual Report

Notes to Financial Statements - continued

8. Distributions to Shareholders - continued

	Years ended July 31,
	2006	2005
From net realized gain
Class A	$ 12,832	$ 1,823
Class T	23,014	2,706
Class B	8,379	2,453
Class C	2,940	2,151
Total Bond	1,632,006	3,053,158
Institutional Class	682	887
Total	$ 1,679,853	$ 3,063,178

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Class A
Shares sold	390,963	284,201	$ 4,048,068	$ 3,006,382
Reinvestment of distributions	16,805	4,224	174,112	44,746
Shares redeemed	(246,932)	(16,733)	(2,534,797)	(177,183)
Net increase (decrease)	160,836	271,692	$ 1,687,383	$ 2,873,945
Class T
Shares sold	395,729	640,420	$ 4,083,246	$ 6,767,881
Reinvestment of distributions	24,086	8,561	249,752	90,624
Shares redeemed	(517,046)	(115,159)	(5,305,428)	(1,215,824)
Net increase (decrease)	(97,231)	533,822	$ (972,430)	$ 5,642,681
Class B
Shares sold	117,578	198,926	$ 1,220,621	$ 2,105,652
Reinvestment of distributions	6,955	2,416	72,205	25,606
Shares redeemed	(154,343)	(19,350)	(1,585,560)	(204,667)
Net increase (decrease)	(29,810)	181,992	$ (292,734)	$ 1,926,591
Class C
Shares sold	167,899	64,313	$ 1,733,336	$ 682,289
Reinvestment of distributions	3,045	1,008	31,492	10,695
Shares redeemed	(62,848)	(14,837)	(646,689)	(156,875)
Net increase (decrease)	108,096	50,484	$ 1,118,139	$ 536,109
Total Bond
Shares sold	196,541,228	15,519,844	$ 1,999,048,539	$ 164,657,854
Reinvestment of distributions	2,948,119	1,546,242	30,457,852	16,406,907
Shares redeemed	(14,766,457)	(13,038,155)	(152,010,033)	(138,400,918)
Net increase (decrease)	184,722,890	4,027,931	$ 1,877,496,358	$ 42,663,843
Institutional Class
Shares sold	87,064	615	$ 891,633	$ 6,559
Reinvestment of distributions	888	453	9,142	4,801
Shares redeemed	(7,870)	(7)	(80,138)	(75)
Net increase (decrease)	80,082	1,061	$ 820,637	$ 11,285

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at July 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 345 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 290 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Annual Report

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Total Bond (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Total Bond. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of Total Bond. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford O'Neil (44)

Year of Election or Appointment: 2005

Vice President of Total Bond. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of Total Bond. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of Total Bond. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of Total Bond. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Total Bond. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Total Bond. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Total Bond. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Total Bond. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (45)

Year of Election or Appointment: 2004

Deputy Treasurer of Total Bond. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of Total Bond. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Total Bond. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Total Bond. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Total Bond. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 22.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,179,474 of distributions paid during the period January 1, 2006 to July 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Total Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Total Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Total Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Total Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International
Investment Advisors

Fidelity International
Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

TBD-UANN-0906
1.789712.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2006

Class A, Class T, Class B,
and Class C are classes of
Fidelity Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Life of fund A
Class A (incl. 4.75% sales charge) B	-3.06%	3.39%
Class T (incl. 3.50% sales charge) C	-1.90%	3.66%
Class B (incl. contingent deferred sales charge) D	-3.86%	3.58%
Class C (incl. contingent deferred sales charge) E	-0.03%	4.24%

A From October 15, 2002.

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

D Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class B shares' contingent deferred sales charges included in past one year and life of fund total return figures are 5% and 3%, respectively.

E Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower. Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Class T on October 15, 2002, when the fund started, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers U.S. Universal Index performed over the same period.

Going forward, the fund's primary benchmark will be the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers U.S. Universal Index because the Lehman Brothers Aggregate Bond Index is more widely recognized and used by similar funds. The fund will retain the Lehman Brothers U.S. Universal Index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity Advisor Total Bond Fund

The domestic investment-grade bond market struggled during the year ending July 31, 2006, finishing with a 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. The negative momentum was fueled by rising levels of core inflation and Federal Reserve Board interest rate hikes aimed to keep inflation at bay. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%. Investors turned to high-quality debt in the last three months for a number of reasons: Equity performance stumbled; gross domestic product growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing the possibility of a pause in its rate hike campaign.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 1.78%, 1.66%, 1.01% and 0.94%, respectively (excluding sales charges). In comparison, the Lehman Brothers Aggregate Bond Index - which became the fund's primary benchmark on June 1, 2006 - gained 1.46% and the Lehman Brothers U.S. Universal Index rose 1.84%. Benefiting performance versus the Aggregate Bond index was security selection among investment-grade corporates. Sector selection also helped, with allocations to asset-backed securities and collateralized mortgage obligations working in our favor. Some holdings in these securitized products resulted from our advantageous allocation to Fidelity® Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. Investments in emerging-markets and high-yield debt - including a small stake in Fidelity Floating Rate Central Investment Portfolio - contributed as well. We've recently increased the fund's limit on high-yield and emerging-markets debt to allow for more investment flexibility, while keeping at least 80% of the fund in investment-grade debt. Detracting from performance was our lack of exposure to mortgage pass-through securities and government agency bonds, which performed well.

Note to shareholders: Effective June 1, 2006, the fund's primary benchmark changed from the Lehman Brothers U.S. Universal Index to the Lehman Brothers Aggregate Bond Index, which is more widely recognized and used by similar funds. The fund will retain the Universal index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,009.20	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class T
Actual	$ 1,000.00	$ 1,008.60	$ 4.48
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Class B
Actual	$ 1,000.00	$ 1,005.50	$ 7.71
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,005.10	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,016.71	$ 8.15
Total Bond
Actual	$ 1,000.00	$ 1,010.90	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,010.40	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.63%
Total Bond	.45%
Institutional Class	.58%

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
U.S. Government and U.S. Government Agency Obligations 48.1%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 11.7%	AAA 6.4%
AA 3.4%	AA 2.6%
A 7.8%	A 4.6%
BBB 15.7%	BBB 12.2%
BB and Below 8.7%	BB and Below 10.1%
Not Rated 1.4%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of July 31, 2006
6 months ago
Years	6.0	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*		As of January 31, 2006**
	Corporate Bonds 24.6%		Corporate Bonds 21.5%
	U.S. Government and U.S. Government Agency Obligations 48.1%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 9.9%		Asset-Backed Securities 5.8%
	CMOs and Other Mortgage Related Securities 9.4%		CMOs and Other Mortgage Related Securities 6.1%
	Other Investments 4.8%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	9.1%	** Foreign investments	6.2%
* Futures and Swaps	14.9%	** Futures and Swaps	11.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.9%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 91,000
Goodyear Tire & Rubber Co. 9% 7/1/15	500,000	478,750
Tenneco, Inc. 8.625% 11/15/14	555,000	549,450
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	92,655
Visteon Corp. 7% 3/10/14	690,000	562,350
		1,774,205
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,177,200
7.45% 7/16/31	5,000,000	3,675,000
General Motors Corp.:
6.375% 5/1/08	800,000	760,000
8.25% 7/15/23	800,000	660,000
		6,272,200
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (d)	40,000	40,100
Carriage Services, Inc. 7.875% 1/15/15	650,000	630,500
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,625
6.75% 4/1/16	1,205,000	1,117,638
		1,862,863
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	105,000	104,738
Domino's, Inc. 8.25% 7/1/11	55,000	56,650
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	58,713
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	46,750
8% 11/15/13	225,000	228,375
Herbst Gaming, Inc.:
7% 11/15/14	50,000	48,250
8.125% 6/1/12	70,000	71,225
Host Marriott LP:
6.75% 6/1/16 (d)	100,000	96,000
7.125% 11/1/13	35,000	35,044
Kerzner International Ltd. 6.75% 10/1/15	140,000	147,350
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	435,000	402,375
MGM MIRAGE:
6% 10/1/09	50,000	48,500
8.375% 2/1/11	40,000	41,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority 7.125% 8/15/14	$ 40,000	$ 39,050
MTR Gaming Group, Inc. 9.75% 4/1/10	385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	78,900
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	140,000
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	241,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	30,000	30,150
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	68,250
7.25% 5/1/12	50,000	48,750
Six Flags, Inc.:
9.625% 6/1/14	180,000	163,350
9.75% 4/15/13	55,000	50,463
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	96,875
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	250,000	264,375
Station Casinos, Inc.:
6% 4/1/12	420,000	394,275
6.5% 2/1/14	40,000	36,950
6.625% 3/15/18	50,000	44,500
6.875% 3/1/16	450,000	415,688
Town Sports International, Inc. 9.625% 4/15/11	106,000	109,975
Vail Resorts, Inc. 6.75% 2/15/14	60,000	57,300
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	42,000	44,415
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	164,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	150,600
		4,489,486
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	629,527
Goodman Global Holdings, Inc. 7.875% 12/15/12	180,000	167,400
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	43,500
6.5% 1/15/14	100,000	89,500
8.875% 4/1/12	10,000	9,725
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home 7.25% 6/15/18	$ 100,000	$ 93,390
Sealy Mattress Co. 8.25% 6/15/14	50,000	49,875
Technical Olympic USA, Inc. 8.25% 4/1/11 (d)	200,000	183,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (d)	395,000	402,900
WCI Communities, Inc. 9.125% 5/1/12	35,000	31,413
		1,700,230
Media - 2.0%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	537,639
Cablevision Systems Corp.:
8% 4/15/12	530,000	524,038
9.62% 4/1/09 (f)	340,000	360,400
CanWest Media, Inc. 8% 9/15/12	30,000	28,800
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	615,000	621,150
10.25% 9/15/10	100,000	101,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (d)	370,000	372,775
Cinemark, Inc. 0% 3/15/14 (b)	100,000	78,000
Comcast Corp.:
4.95% 6/15/16	530,000	480,186
5.5% 3/15/11	625,000	619,272
5.85% 1/15/10	500,000	501,883
6.45% 3/15/37	7,845,000	7,444,395
Cox Communications, Inc.:
4.625% 1/15/10	6,210,000	5,966,624
4.625% 6/1/13	1,060,000	962,243
CSC Holdings, Inc.:
7.25% 4/15/12 (d)(f)	460,000	445,050
7.875% 2/15/18	400,000	405,000
8.125% 7/15/09	365,000	373,669
Dex Media, Inc.:
0% 11/15/13 (b)	95,000	78,375
0% 11/15/13 (b)	5,000	4,125
8% 11/15/13	260,000	258,700
EchoStar DBS Corp.:
6.375% 10/1/11	450,000	439,313
6.625% 10/1/14	400,000	386,000
7.125% 2/1/16 (d)	750,000	736,875
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Globo Communicacoes e Partcipacoes LTDA 9.375% 12/31/49	$ 200,000	$ 195,000
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (c)	1,116,302	1,117,697
Granite Broadcasting Corp. 9.75% 12/1/10	390,000	356,850
Houghton Mifflin Co.:
0% 10/15/13 (b)	450,000	372,375
8.25% 2/1/11	500,000	503,125
9.875% 2/1/13	445,000	457,238
iesy Repository GmbH 10.375% 2/15/15 (d)	80,000	72,800
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	102,000
Liberty Media Corp.:
5.7% 5/15/13	570,000	524,400
5.7% 5/15/13	450,000	414,000
8.5% 7/15/29	130,000	129,341
LodgeNet Entertainment Corp. 9.5% 6/15/13	440,000	468,050
News America Holdings, Inc. 7.75% 12/1/45	170,000	181,443
News America, Inc.:
6.2% 12/15/34	5,330,000	4,879,977
6.4% 12/15/35	500,000	470,073
Nexstar Broadcasting, Inc. 7% 1/15/14	700,000	616,000
PanAmSat Corp.:
6.375% 1/15/08	200,000	197,000
9% 8/15/14	84,000	84,840
Paxson Communications Corp.:
8.7569% 1/15/12 (d)(f)	700,000	707,000
11.7569% 1/15/13 (d)(f)	800,000	800,000
Quebecor Media, Inc. 7.75% 3/15/16	450,000	438,750
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (d)	280,000	294,000
10.375% 9/1/14 (d)	30,000	33,150
Rogers Cable, Inc. 6.75% 3/15/15	50,000	48,375
The Reader's Digest Association, Inc. 6.5% 3/1/11	600,000	579,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,128,449
Time Warner, Inc.:
6.625% 5/15/29	8,830,000	8,522,460
9.125% 1/15/13	40,000	45,755
Viacom, Inc. 5.75% 4/30/11 (d)	995,000	976,458
Visant Holding Corp. 8.75% 12/1/13 (d)	450,000	433,125
		46,874,243
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15	$ 100,000	$ 105,500
The May Department Stores Co. 6.7% 7/15/34	620,000	615,325
		720,825
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,575
9% 6/15/12	265,000	265,663
AutoNation, Inc. 7% 4/15/14 (d)	50,000	49,000
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	420,000	424,200
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	81,450
Sonic Automotive, Inc. 8.625% 8/15/13	665,000	661,675
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,500
		1,593,063
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	190,000	183,350
Levi Strauss & Co.:
8.875% 4/1/16	100,000	97,500
9.75% 1/15/15	180,000	184,275
10.2581% 4/1/12 (f)	320,000	327,200
12.25% 12/15/12	315,000	351,619
		1,143,944
TOTAL CONSUMER DISCRETIONARY		66,431,059
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	425,000	394,737
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,138
8.5% 8/1/14	60,000	55,875
Southern States Cooperative, Inc. 10.5% 11/1/10 (d)	365,000	382,338
Stater Brothers Holdings, Inc. 8.125% 6/15/12	330,000	328,350
		795,701
Food Products - 0.1%
B&G Foods, Inc. 8% 10/1/11	40,000	40,300
H.J. Heinz Co. 6.428% 12/1/08 (d)(f)	450,000	457,596
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	370,000	382,950
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
NPI Merger Corp. 9.23% 10/15/13 (d)(f)	$ 20,000	$ 20,500
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
Swift & Co.:
10.125% 10/1/09	350,000	360,500
12.5% 1/1/10	80,000	82,400
		1,384,646
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	120,000	117,548
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	84,000
		201,548
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	236,280
TOTAL CONSUMER STAPLES		3,012,912
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	332,910
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	275,000	254,049
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	42,240
Hanover Compressor Co.:
7.5% 4/15/13	480,000	476,400
8.625% 12/15/10	20,000	20,750
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,250
Noble Drilling Corp. 5.875% 6/1/13	460,000	461,032
Petronas Capital Ltd. 7% 5/22/12 (d)	5,000	5,302
Universal Compression, Inc. 7.25% 5/15/10	290,000	292,175
		1,936,108
Oil, Gas & Consumable Fuels - 1.8%
Amerada Hess Corp. 6.65% 8/15/11	110,000	114,079
ANR Pipeline, Inc. 9.625% 11/1/21	350,000	416,500
Arch Western Finance LLC 6.75% 7/1/13	350,000	334,250
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (d)	290,000	291,450
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	490,000	476,282
Chaparral Energy, Inc. 8.5% 12/1/15 (d)	530,000	528,675
Chesapeake Energy Corp.:
6.875% 1/15/16	350,000	336,000
7.625% 7/15/13	200,000	203,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.75% 1/15/15	$ 430,000	$ 432,688
Colorado Interstate Gas Co.:
5.95% 3/15/15	510,000	471,750
6.8% 11/15/15	80,000	77,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	490,000	459,375
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,409,237
El Paso Corp.:
6.375% 2/1/09 (d)	455,000	448,020
6.5% 6/1/08 (d)	400,000	397,476
6.7% 2/15/27 (d)	65,000	64,350
7.75% 6/15/10 (d)	850,000	859,869
7.875% 6/15/12	1,500,000	1,530,000
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,981
7.75% 1/15/32	15,000	14,845
8.05% 10/15/30	95,000	96,188
El Paso Production Holding Co. 7.75% 6/1/13	390,000	393,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	300,000	312,760
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	236,904
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,625
Giant Industries, Inc. 8% 5/15/14	130,000	129,513
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	262,366
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	4,000,000	3,738,448
Massey Energy Co. 6.625% 11/15/10	40,000	40,000
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	240,000	219,192
Newfield Exploration Co. 6.625% 9/1/14	90,000	87,075
Nexen, Inc. 5.875% 3/10/35	600,000	542,204
Northwest Pipeline Corp. 7% 6/15/16 (d)	300,000	299,625
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	52,113
8.25% 3/15/13	390,000	402,675
Pan American Energy LLC 7.125% 10/27/09 (d)	120,000	120,000
Peabody Energy Corp. 6.875% 3/15/13	20,000	19,425
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	7,160,000	6,821,210
6.125% 8/15/08	250,000	250,500
7.375% 12/15/14	12,960,000	13,802,763
7.75% 9/28/49	1,468,000	1,471,670
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22	$ 300,000	$ 349,500
Petrobras Energia SA 9.375% 10/30/13	55,000	59,675
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	1,000,000	1,017,500
Petrozuata Finance, Inc.:
7.63% 4/1/09 (d)	402,350	401,847
8.22% 4/1/17 (d)	350,000	343,000
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	390,000	366,600
7.375% 7/15/13	40,000	39,800
Ship Finance International Ltd. 8.5% 12/15/13	330,000	315,150
Southern Star Central Corp. 6.75% 3/1/16 (d)	60,000	58,211
Talisman Energy, Inc. 5.85% 2/1/37	350,000	316,561
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	440,000	429,000
Teekay Shipping Corp. 8.875% 7/15/11	30,000	31,350
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	100,000	96,625
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (d)	215,000	213,925
Williams Companies, Inc.:
7.125% 9/1/11	255,000	256,913
7.625% 7/15/19	30,000	30,188
7.875% 9/1/21	35,000	35,569
8.125% 3/15/12	280,000	290,500
8.75% 3/15/32	165,000	177,375
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	100,000	100,750
YPF SA:
10% 11/2/28	125,000	145,000
yankee 9.125% 2/24/09	275,000	289,438
		43,584,060
TOTAL ENERGY		45,520,168
FINANCIALS - 8.3%
Capital Markets - 1.6%
Ameriprise Financial, Inc. 7.518% 6/1/66 (c)	1,475,000	1,516,930
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	100,000	96,704
4.25% 9/4/12 (f)	205,000	202,437
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp.:
7.375% 9/15/13	$ 440,000	$ 441,100
8% 6/15/11	815,000	837,413
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,101,177
Goldman Sachs Group, Inc.:
5.25% 10/15/13	7,020,000	6,786,725
5.7% 9/1/12	1,100,000	1,095,237
6.45% 5/1/36	8,375,000	8,224,191
6.6% 1/15/12	500,000	519,170
Lazard Group LLC 7.125% 5/15/15	685,000	698,989
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,675
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (f)	7,200,000	7,203,730
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	655,876
Morgan Stanley 6.6% 4/1/12	8,100,000	8,468,153
		37,878,507
Commercial Banks - 1.2%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (f)	355,000	349,675
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	33,586
Dresdner Bank AG 10.375% 8/17/09 (d)	1,050,000	1,131,375
Export-Import Bank of Korea 5.125% 2/14/11	5,710,000	5,563,322
KeyCorp Capital Trust VII 5.7% 6/15/35	4,340,000	3,773,665
Korea Development Bank:
3.875% 3/2/09	5,455,000	5,237,024
4.75% 7/20/09	320,000	313,025
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	100,000	98,000
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(f)	1,190,000	1,191,811
UBS Luxembourg SA 8% 2/11/10	550,000	556,600
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	600,000	641,280
Wachovia Bank NA 4.875% 2/1/15	10,400,000	9,735,346
Wachovia Corp. 4.875% 2/15/14	175,000	165,750
Western Financial Bank 9.625% 5/15/12	15,000	16,538
Woori Bank 6.125% 5/3/16 (d)(f)	375,000	373,544
		29,180,541
Consumer Finance - 1.2%
American Express Co. 6.8% 9/1/66 (f)	1,205,000	1,218,821
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank 6.5% 6/13/13	$ 1,090,000	$ 1,121,068
Ford Motor Credit Co.:
6.625% 6/16/08	840,000	809,179
7% 10/1/13	1,050,000	924,000
8.625% 11/1/10	900,000	865,185
9.9569% 4/15/12 (f)	700,000	719,250
General Electric Capital Corp. 5.5% 4/28/11	8,930,000	8,933,563
General Motors Acceptance Corp.:
6.125% 2/1/07	600,000	596,620
6.75% 12/1/14	1,135,000	1,066,900
6.875% 9/15/11	950,000	916,750
8% 11/1/31	900,000	882,000
Household Finance Corp. 4.125% 11/16/09	9,340,000	8,952,941
MBNA America Bank NA 7.125% 11/15/12	500,000	538,881
Triad Acquisition Corp. 11.125% 5/1/13	55,000	52,250
		27,597,408
Diversified Financial Services - 1.2%
BAC Capital Trust XI 6.625% 5/23/36	9,775,000	9,959,816
Bank of America Corp. 7.4% 1/15/11	780,000	835,875
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	320,000	316,800
Citigroup, Inc. 5% 9/15/14	1,250,000	1,185,315
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	500,000	502,500
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	71,655
JPMorgan Chase & Co.:
4.875% 3/15/14	1,150,000	1,082,072
5.6% 6/1/11	1,163,000	1,165,366
5.75% 1/2/13	325,000	325,179
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405,000	6,691,536
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	510,000	472,782
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	500,000	470,816
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(f)	4,010,000	3,893,890
		26,973,602
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	500,000	471,554
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,625,000	5,360,198
Lincoln National Corp. 7% 5/17/66 (f)	12,770,000	12,967,718
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,089,000	1,125,124
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (d)	$ 380,000	$ 372,783
Travelers Property Casualty Corp. 5% 3/15/13	4,427,000	4,186,831
UnumProvident Corp. 7.625% 3/1/11	77,000	80,510
		24,564,718
Real Estate Investment Trusts - 0.7%
Archstone-Smith Operating Trust 5.25% 5/1/15	805,000	765,747
Arden Realty LP 5.25% 3/1/15	1,210,000	1,170,284
Boston Properties, Inc. 6.25% 1/15/13	245,000	249,950
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,505,000	4,449,052
5.75% 4/1/12	455,000	450,350
Camden Property Trust 5.875% 11/30/12	200,000	199,614
Colonial Properties Trust:
4.75% 2/1/10	630,000	607,248
5.5% 10/1/15	1,100,000	1,042,380
Developers Diversified Realty Corp.:
4.625% 8/1/10	40,000	38,331
5% 5/3/10	350,000	341,468
5.25% 4/15/11	205,000	200,328
5.375% 10/15/12	210,000	204,120
HRPT Properties Trust 5.75% 11/1/15	120,000	115,962
Mack-Cali Realty LP 5.05% 4/15/10	250,000	242,717
Omega Healthcare Investors, Inc.:
7% 4/1/14	870,000	837,375
7% 1/15/16	400,000	381,000
Senior Housing Properties Trust:
7.875% 4/15/15	613,000	619,130
8.625% 1/15/12	500,000	525,000
Simon Property Group LP:
5.1% 6/15/15	485,000	453,666
5.625% 8/15/14	1,000,000	979,277
The Rouse Co. 5.375% 11/26/13	100,000	91,404
Thornburg Mortgage, Inc. 8% 5/15/13	100,000	97,750
United Dominion Realty Trust 5.25% 1/15/15	80,000	75,315
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	143,625
6.625% 10/15/14	865,000	843,375
Washington (REIT) 5.95% 6/15/11	1,665,000	1,674,659
		16,799,127
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 415,000	$ 405,663
8.125% 6/1/12	385,000	390,775
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,675
EOP Operating LP:
4.65% 10/1/10	2,170,000	2,074,974
4.75% 3/15/14	4,360,000	4,012,185
6.75% 2/15/12	145,000	150,951
6.8% 1/15/09	1,000,000	1,025,207
7% 7/15/11	500,000	523,239
Forest City Enterprises, Inc. 7.625% 6/1/15	50,000	51,000
Post Apartment Homes LP 6.3% 6/1/13	585,000	589,860
		9,234,529
Thrifts & Mortgage Finance - 0.9%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	545,000	518,720
4.9% 9/23/10	8,150,000	7,880,903
Residential Capital Corp.:
6.375% 6/30/10	45,000	44,848
6.875% 6/30/15	3,320,000	3,367,107
Washington Mutual, Inc.:
4.625% 4/1/14	750,000	682,744
5.7956% 9/17/12 (f)	7,500,000	7,508,588
		20,002,910
TOTAL FINANCIALS		192,231,342
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.4% 6/15/16	1,180,000	1,163,774
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,200
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	310,000	320,850
Community Health Systems, Inc. 6.5% 12/15/12	80,000	74,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,375
9.5% 8/15/10	110,000	114,125
CRC Health Group, Inc. 10.75% 2/1/16 (d)	350,000	355,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.:
6.625% 3/15/13	$ 290,000	$ 275,500
7.25% 3/15/15	615,000	587,325
HCA, Inc. 6.5% 2/15/16	700,000	554,750
HealthSouth Corp. 10.75% 6/15/16 (d)	300,000	286,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	350,000	334,250
Multiplan, Inc. 10.375% 4/15/16 (d)	100,000	100,500
ResCare, Inc. 7.75% 10/15/13	80,000	79,000
Rural/Metro Corp.:
0% 3/15/16 (b)	150,000	108,750
9.875% 3/15/15	180,000	183,600
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	100,000	105,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	100,000	103,500
Tenet Healthcare Corp.:
6.375% 12/1/11	375,000	318,750
6.5% 6/1/12	15,000	12,581
7.375% 2/1/13	675,000	587,250
9.25% 2/1/15 (d)	1,000,000	927,500
U.S. Oncology, Inc.:
9% 8/15/12	280,000	288,400
10.75% 8/15/14	80,000	86,600
		5,899,156
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (b)	100,000	70,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	48,000
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	57,900
VWR International, Inc.:
6.875% 4/15/12	30,000	28,575
8% 4/15/14	30,000	29,475
		234,700
TOTAL HEALTH CARE		7,297,630
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	300,000	289,500
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	525,000	505,233
BE Aerospace, Inc. 8.5% 10/1/10	100,000	106,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (d)	$ 340,000	$ 297,500
6.75% 5/1/12 (d)	105,000	97,125
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	39,200
Orbital Sciences Corp. 9% 7/15/11	135,000	140,738
		1,475,546
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,875
6.855% 10/15/10	50,901	51,504
6.977% 11/23/22	9,891	9,446
6.978% 10/1/12	114,523	117,119
7.024% 4/15/11	365,000	368,650
7.377% 5/23/19	105,924	94,273
7.379% 11/23/17	35,701	31,060
7.8% 4/1/08	65,000	65,000
7.858% 4/1/13	9,525,000	10,001,250
AMR Corp. 9% 8/1/12	485,000	478,938
Continental Airlines, Inc.:
8.4075% 6/2/13 (f)	100,000	100,750
9.558% 9/1/19	277,121	286,821
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	6,226,374	6,244,474
6.795% 2/2/20	446,954	424,606
7.566% 9/15/21	84,642	82,526
7.73% 9/15/12	21,945	21,067
8.499% 11/1/12	29,684	29,090
9.798% 4/1/21	388,349	405,824
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	1,450,000	384,250
8.3% 12/15/29 (a)	1,000,000	268,800
9.5% 11/18/08 (a)(d)	61,000	67,100
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,680,000	6,663,300
7.299% 9/18/06	1,000	970
7.57% 11/18/10	805,000	808,019
7.779% 1/2/12	85,169	79,633
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	600,000	306,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,708
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.626% 4/1/10	$ 25,044	$ 22,540
U.S. Airways pass thru trust certificates 6.85% 7/30/19	282,054	285,580
United Airlines pass thru Certificates:
6.071% 9/1/14	291,458	291,823
6.201% 3/1/10	125,723	124,780
6.602% 9/1/13	376,272	376,803
7.032% 4/1/12	1,677,832	1,711,204
7.186% 10/1/12	4,154,540	4,185,699
		34,444,482
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,150
Nortek, Inc. 8.5% 9/1/14	100,000	93,750
		114,900
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 7.625% 8/15/15	130,000	120,250
Adesa, Inc. 7.625% 6/15/12	50,000	49,000
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	445,000	429,425
Allied Waste North America, Inc.:
5.75% 2/15/11	370,000	349,650
7.125% 5/15/16 (d)	400,000	381,000
7.25% 3/15/15	800,000	772,000
7.875% 4/15/13	120,000	120,900
Cenveo Corp. 7.875% 12/1/13	463,000	450,268
FTI Consulting, Inc. 7.625% 6/15/13	105,000	105,263
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	225,975
Mac-Gray Corp. 7.625% 8/15/15	150,000	150,750
		3,154,481
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Industrial Conglomerates - 0.4%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	910,000	933,320
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (d)	7,200,000	7,116,055
Nell AF Sarl 8.375% 8/15/15 (d)	75,000	72,938
		8,122,313
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.0%
Accuride Corp. 8.5% 2/1/15	$ 80,000	$ 74,400
Case New Holland, Inc. 7.125% 3/1/14	350,000	341,250
Chart Industries, Inc. 9.125% 10/15/15 (d)	40,000	41,300
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,400
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	47,440
Dresser, Inc. 9.375% 4/15/11	15,000	15,300
Invensys PLC 9.875% 3/15/11 (d)	164,000	176,300
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	53,700
Terex Corp. 7.375% 1/15/14	100,000	99,500
		869,590
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	471,000	515,745
H-Lines Finance Holding Corp. 0% 4/1/13 (b)	126,000	108,360
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	332,000	336,150
OMI Corp. 7.625% 12/1/13	95,000	95,000
		1,055,255
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	400,000	391,000
7.75% 5/15/16 (d)	400,000	390,000
Hertz Corp.:
8.875% 1/1/14 (d)	700,000	731,500
10.5% 1/1/16 (d)	360,000	392,850
Kansas City Southern Railway Co. 7.5% 6/15/09	400,000	402,000
TFM SA de CV 9.375% 5/1/12	65,000	68,900
		2,376,250
Trading Companies & Distributors - 0.1%
Ashtead Holdings PLC 8.625% 8/1/15 (d)	275,000	270,875
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	160,000	161,200
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	400,000	430,000
Penhall International Corp. 12% 8/1/14 (d)	250,000	258,125
		1,120,200
Transportation Infrastructure - 0.6%
BNSF Funding Trust I 6.613% 12/15/55 (f)	15,360,000	14,619,602
TOTAL INDUSTRIALS		67,372,069
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	$ 520,000	$ 495,300
Nortel Networks Corp.:
9.73% 7/15/11 (d)(f)	200,000	201,250
10.125% 7/15/13 (d)	200,000	201,000
		897,550
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	350,000	339,500
Sanmina-SCI Corp. 8.125% 3/1/16	350,000	339,500
		679,000
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	109,800
SunGard Data Systems, Inc. 9.125% 8/15/13	575,000	587,219
		697,019
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	130,650
Xerox Corp.:
7.2% 4/1/16	465,000	462,675
7.625% 6/15/13	310,000	313,100
		906,425
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.75% 5/15/13	65,000	57,200
9.25% 6/1/16	100,000	91,875
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340,000	6,240,944
6.375% 8/3/15	760,000	732,151
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	60,900
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	20,500
8% 12/15/14	80,000	53,600
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	46,200
Viasystems, Inc. 10.5% 1/15/11	480,000	470,400
		7,773,770
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	$ 50,000	$ 47,000
SERENA Software, Inc. 10.375% 3/15/16 (d)	230,000	231,725
		278,725
TOTAL INFORMATION TECHNOLOGY		11,232,489
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	410,000	441,263
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,400
Braskem SA:
(Reg. S) 11.75% 1/22/14	50,000	59,000
11.75% 1/22/14 (d)	20,000	23,600
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (b)	550,000	429,000
Equistar Chemicals LP 7.55% 2/15/26	350,000	318,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	395,000	422,650
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (f)	70,000	70,700
Huntsman International LLC 9.875% 3/1/09	115,000	119,600
IMC Global, Inc. 10.875% 8/1/13	100,000	111,250
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	310,000	314,650
Innophos, Inc. 8.875% 8/15/14	30,000	30,263
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	204,000
10.875% 5/1/09	55,000	56,100
Nalco Co. 7.75% 11/15/11	630,000	630,000
Pliant Corp. 0% 6/15/09 (b)	60,000	57,900
Rhodia SA:
7.625% 6/1/10	600,000	607,500
8.875% 6/1/11	300,000	306,000
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	147,750
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	800,000	832,000
		5,269,126
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,000
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,625
		79,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. 7.875% 3/15/13	$ 30,000	$ 30,000
Ball Corp. 6.625% 3/15/18	500,000	472,500
BWAY Corp. 10% 10/15/10	105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15 (d)	200,000	198,000
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	98,700
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12	50,000	48,750
9.875% 10/15/14	395,000	383,150
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	121,200
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,575
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,150
8.875% 2/15/09	350,000	360,500
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,000
7.5% 5/15/10	395,000	389,075
7.8% 5/15/18	45,000	41,963
8.1% 5/15/07	410,000	412,050
Tekni-Plex, Inc. 10.875% 8/15/12 (d)	40,000	44,000
		2,788,863
Metals & Mining - 0.2%
Aleris International, Inc. 9% 11/15/14	20,000	22,600
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,900
Century Aluminum Co. 7.5% 8/15/14	40,000	39,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	335,000	344,206
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	566,000	586,518
Evraz Securities SA 10.875% 8/3/09	700,000	768,600
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	375,000	364,219
10.125% 2/1/10	45,000	47,700
Newmont Mining Corp. 5.875% 4/1/35	405,000	363,100
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	195,975
Novelis, Inc. 7.25% 2/15/15 (d)(f)	210,000	202,125
RathGibson, Inc. 11.25% 2/15/14 (d)	50,000	51,625
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	94,050
		3,117,218
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	$ 30,000	$ 26,550
8.3819% 10/15/12 (f)	30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	193,250
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	13,575
7.75% 11/15/29	10,000	9,113
8% 1/15/24	130,000	123,175
8.125% 5/15/11	605,000	599,706
International Paper Co. 4.25% 1/15/09	345,000	333,385
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	91,200
P.H. Glatfelter Co. 7.125% 5/1/16 (d)	230,000	225,400
Solo Cup Co. 8.5% 2/15/14	145,000	123,975
Stone Container Corp. 8.375% 7/1/12	400,000	380,000
Stone Container Finance Co. 7.375% 7/15/14	400,000	354,000
		2,503,329
TOTAL MATERIALS		13,758,161
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,330
AT&T, Inc. 6.8% 5/15/36	2,000,000	2,012,486
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,142
8.875% 12/15/30	145,000	182,789
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	393,199
Embarq Corp.:
6.738% 6/1/13	85,000	85,816
7.082% 6/1/16	480,000	483,070
7.995% 6/1/36	5,991,000	6,145,598
Empresa Brasileira de Telecomm SA 11% 12/15/08	377,000	410,930
Eschelon Operating Co. 8.375% 3/15/10	96,000	92,160
GCI, Inc. 7.25% 2/15/14	50,000	47,750
Intelsat Ltd.:
6.5% 11/1/13	40,000	30,200
7.625% 4/15/12	20,000	16,800
9.25% 6/15/16 (d)	350,000	358,750
11.25% 6/15/16 (d)	400,000	404,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	$ 650,000	$ 711,750
New Skies Satellites BV:
9.125% 11/1/12	145,000	153,338
10.4144% 11/1/11 (f)	100,000	103,000
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (d)	75,000	77,719
NTL Cable PLC:
8.75% 4/15/14	300,000	303,000
9.125% 8/15/16	210,000	213,150
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)	205,000	198,850
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,375
7.25% 2/15/11	285,000	277,875
7.625% 8/3/21	20,000	19,000
Qwest Communications International, Inc.:
7.5% 2/15/14	1,060,000	1,028,200
7.5% 2/15/14	60,000	58,800
8.67% 2/15/09 (f)	340,000	345,950
Qwest Corp.:
7.625% 6/15/15	610,000	619,882
8.5794% 6/15/13 (f)	90,000	96,300
SBC Communications, Inc.:
6.15% 9/15/34	500,000	464,750
6.45% 6/15/34	220,000	211,737
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,065,862
Telecom Italia Capital SA:
4% 1/15/10	4,055,000	3,816,696
4.875% 10/1/10	340,000	326,953
4.95% 9/30/14	415,000	377,450
6% 9/30/34	500,000	442,699
7.2% 7/18/36	2,000,000	2,039,640
Telefonica de Argentina SA 9.125% 11/7/10	560,000	579,600
Telefonica Emisiones SAU 7.045% 6/20/36	8,825,000	9,064,511
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	86,818
Telenet Group Holding NV 0% 6/15/14 (b)(d)	52,000	44,330
TELUS Corp. yankee 7.5% 6/1/07	7,570,000	7,684,693
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	82,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	375,000	372,188
U.S. West Communications 6.875% 9/15/33	415,000	367,275
Verizon Global Funding Corp. 7.75% 12/1/30	5,296,000	5,782,544
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New York, Inc. 6.875% 4/1/12	$ 120,000	$ 123,017
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	350,000	376,688
Windstream Corp.:
8.125% 8/1/13 (d)	200,000	207,500
8.625% 8/1/16 (d)	350,000	364,000
		48,858,660
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09	185,000	177,599
6.375% 3/1/35	780,000	720,049
American Tower Corp. 7.5% 5/1/12	105,000	107,100
AT&T Wireless Services, Inc.:
7.875% 3/1/11	220,000	238,687
8.125% 5/1/12	555,000	615,005
Centennial Communications Corp. 10% 1/1/13	450,000	448,875
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	310,000	301,475
Digicel Ltd. 9.25% 9/1/12 (d)(e)	520,000	540,800
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	1,000,000	925,000
8.375% 3/15/13	1,000,000	1,046,250
Inmarsat Finance II PLC 0% 11/15/12 (b)	70,000	59,850
Inmarsat Finance PLC 7.625% 6/30/12	45,000	45,900
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	195,000	193,781
Mobile Telesystems Finance SA:
8% 1/28/12 (d)	60,000	60,228
8.375% 10/14/10 (d)	805,000	823,515
Nextel Communications, Inc.:
5.95% 3/15/14	1,185,000	1,158,338
7.375% 8/1/15	150,000	153,853
Rogers Communications, Inc.:
6.375% 3/1/14	440,000	422,950
8% 12/15/12	355,000	366,538
9.625% 5/1/11	26,000	28,730
Rural Cellular Corp.:
8.25% 3/15/12	360,000	369,000
9.75% 1/15/10	100,000	100,000
Stratos Global Corp. 9.875% 2/15/13 (d)	150,000	130,500
Telecom Personal SA 9.25% 12/22/10 (d)	565,000	573,475
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 910,000	$ 850,250
5.5% 6/15/11	170,000	167,449
		10,625,197
TOTAL TELECOMMUNICATION SERVICES		59,483,857
UTILITIES - 2.8%
Electric Utilities - 1.0%
AES Gener SA 7.5% 3/25/14	70,000	71,050
Chivor SA E.S.P. 9.75% 12/30/14 (d)	493,000	534,905
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	293,640
Exelon Corp.:
4.9% 6/15/15	6,195,000	5,707,571
6.75% 5/1/11	420,000	436,170
FirstEnergy Corp. 6.45% 11/15/11	155,000	159,320
Mirant Americas Generation LLC 8.5% 10/1/21	350,000	322,875
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	440,000	440,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	360,000	370,800
Nevada Power Co.:
5.875% 1/15/15	40,000	38,204
6.5% 4/15/12	50,000	50,146
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,822,542
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	970,479
7.1% 3/1/11	6,660,000	7,036,949
Sierra Pacific Power Co. 6% 5/15/16 (d)	50,000	47,750
Sierra Pacific Resources 7.803% 6/15/12	290,000	294,350
TXU Energy Co. LLC 7% 3/15/13	880,000	906,173
		23,502,924
Gas Utilities - 0.0%
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,813
Sonat, Inc.:
6.625% 2/1/08	20,000	19,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.: - continued
6.75% 10/1/07	$ 15,000	$ 15,019
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (c)	716,360	704,719
		764,451
Independent Power Producers & Energy Traders - 0.7%
AES Corp.:
7.75% 3/1/14	1,400,000	1,408,750
8.75% 6/15/08	2,000	2,068
8.75% 5/15/13 (d)	35,000	37,275
8.875% 2/15/11	982,000	1,027,418
9% 5/15/15 (d)	625,000	669,531
9.375% 9/15/10	7,000	7,455
9.5% 6/1/09	19,000	19,998
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	177,650
8.25% 4/15/12 (d)	90,000	95,850
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,101,861
Duke Capital LLC 5.668% 8/15/14	3,120,000	3,011,917
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (d)	1,020,000	976,650
NRG Energy, Inc.:
7.25% 2/1/14	1,300,000	1,277,250
7.375% 2/1/16	1,280,000	1,256,000
PPL Energy Supply LLC:
5.7% 10/15/35	655,000	628,289
6.2% 5/15/16	500,000	501,797
Tenaska Alabama Partners LP 7% 6/30/21 (d)	488,618	470,295
TXU Corp. 5.55% 11/15/14	3,140,000	2,852,062
		15,522,116
Multi-Utilities - 1.1%
CMS Energy Corp.:
6.3% 2/1/12	760,000	729,600
8.5% 4/15/11	545,000	572,250
9.875% 10/15/07	135,000	140,569
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	514,422
5.95% 6/15/35	5,905,000	5,419,207
6.25% 6/30/12	270,000	273,445
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (f)	$ 1,495,000	$ 1,504,279
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (d)	11,405,000	10,974,746
National Grid PLC 6.3% 8/1/16	5,245,000	5,280,121
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	108,806
		25,517,445
TOTAL UTILITIES		65,306,936
TOTAL NONCONVERTIBLE BONDS (Cost $526,688,826)		531,646,623
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,771,304
4.375% 7/17/13	8,745,000	8,240,282
4.625% 5/1/13	5,000,000	4,745,530
6.25% 2/1/11	19,170,000	19,786,277
Freddie Mac:
5.25% 11/5/12	280,000	273,395
5.875% 3/21/11	25,685,000	26,118,434
Tennessee Valley Authority 5.375% 4/1/56	385,000	371,119
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,306,341
U.S. Treasury Inflation Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,206,220	3,035,640
2% 1/15/14	99,922,354	97,158,386
2.375% 4/15/11	2,040,120	2,040,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		102,234,606
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bond - principal STRIPS:
2/15/15	78,530,000	51,510,497
5/15/30	35,870,000	10,737,089
U.S. Treasury Bonds 6.25% 5/15/30	5,861,000	6,745,185
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.25% 8/15/13	$ 81,769,000	$ 78,463,079
4.75% 5/15/14	33,615,000	33,168,559
U.S. Treasury Notes - principal STRIPS:
8/15/10	131,350,000	108,364,364
2/15/12	60,740,000	46,479,402
8/15/12	14,300,000	10,694,069
TOTAL U.S. TREASURY OBLIGATIONS		346,162,244
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $513,123,592)		515,703,191
U.S. Government Agency - Mortgage Securities - 23.1%

Fannie Mae - 21.0%
3.732% 1/1/35 (f)	65,544	64,095
3.735% 10/1/33 (f)	54,005	52,637
3.746% 12/1/34 (f)	47,641	46,596
3.75% 1/1/34 (f)	55,380	53,910
3.757% 10/1/33 (f)	46,712	45,594
3.77% 12/1/34 (f)	13,066	12,796
3.791% 6/1/34 (f)	225,192	218,443
3.81% 6/1/33 (f)	38,523	37,792
3.837% 4/1/33 (f)	164,027	161,029
3.84% 1/1/35 (f)	126,891	124,198
3.843% 1/1/35 (f)	46,505	45,470
3.847% 5/1/34 (f)	9,868,929	9,590,822
3.851% 10/1/33 (f)	1,390,081	1,361,362
3.866% 1/1/35 (f)	73,853	72,523
3.897% 10/1/34 (f)	42,867	42,233
3.904% 1/1/35 (f)	123,225	121,440
3.923% 5/1/34 (f)	15,977	16,077
3.926% 12/1/34 (f)	36,349	35,734
3.951% 1/1/35 (f)	47,265	46,577
3.952% 12/1/34 (f)	32,124	31,692
3.952% 12/1/34 (f)	280,803	276,779
3.957% 5/1/33 (f)	12,752	12,532
3.987% 12/1/34 (f)	49,073	48,242
3.997% 12/1/34 (f)	33,019	32,551
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
3.997% 1/1/35 (f)	$ 32,810	$ 32,359
4.004% 2/1/35 (f)	35,954	35,439
4.015% 12/1/34 (f)	69,336	68,488
4.037% 1/1/35 (f)	29,664	29,281
4.037% 1/1/35 (f)	18,846	18,578
4.039% 2/1/35 (f)	33,117	32,648
4.049% 10/1/18 (f)	41,474	40,694
4.065% 1/1/35 (f)	61,568	60,655
4.077% 2/1/35 (f)	66,767	65,878
4.082% 4/1/33 (f)	14,409	14,231
4.084% 2/1/35 (f)	35,188	34,704
4.089% 2/1/35 (f)	32,450	32,020
4.092% 11/1/34 (f)	56,235	55,683
4.1% 2/1/35 (f)	123,079	121,542
4.106% 1/1/35 (f)	77,091	76,059
4.114% 1/1/35 (f)	81,157	80,090
4.116% 2/1/35 (f)	84,011	82,918
4.129% 1/1/35 (f)	130,455	128,810
4.144% 1/1/35 (f)	128,928	127,604
4.149% 2/1/35 (f)	65,187	64,365
4.161% 1/1/35 (f)	130,847	130,029
4.172% 1/1/35 (f)	96,609	93,932
4.177% 1/1/35 (f)	69,138	68,289
4.179% 10/1/34 (f)	118,106	117,179
4.179% 11/1/34 (f)	21,792	21,495
4.202% 1/1/35 (f)	49,324	48,735
4.249% 1/1/34 (f)	134,966	132,524
4.25% 2/1/35 (f)	59,769	58,113
4.25% 2/1/35 (f)	30,087	29,764
4.274% 8/1/33 (f)	89,482	88,365
4.275% 3/1/35 (f)	54,756	54,058
4.283% 7/1/34 (f)	37,614	37,466
4.289% 12/1/34 (f)	32,450	31,986
4.306% 5/1/35 (f)	64,465	63,734
4.314% 3/1/33 (f)	26,510	25,772
4.333% 9/1/34 (f)	77,083	76,874
4.348% 9/1/34 (f)	149,424	149,151
4.355% 1/1/35 (f)	60,898	59,310
4.362% 2/1/34 (f)	109,227	107,439
4.366% 4/1/35 (f)	35,118	34,695
4.392% 11/1/34 (f)	4,359,075	4,332,136
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.396% 2/1/35 (f)	$ 77,042	$ 75,048
4.396% 5/1/35 (f)	143,956	142,395
4.429% 10/1/34 (f)	213,377	212,263
4.431% 1/1/35 (f)	52,917	52,396
4.44% 3/1/35 (f)	61,369	59,827
4.444% 12/1/34 (f)	292,349	285,888
4.459% 8/1/34 (f)	144,781	142,450
4.473% 5/1/35 (f)	73,328	72,516
4.486% 1/1/35 (f)	69,786	69,208
4.493% 3/1/35 (f)	167,117	163,299
4.498% 8/1/34 (f)	298,007	298,695
4.5% 5/1/18 to 3/1/35	97,077,512	92,342,210
4.5% 8/1/21 (e)	6,264,781	5,982,365
4.5% 8/1/36 (e)	20,000,000	18,372,600
4.516% 3/1/35 (f)	150,129	146,643
4.525% 2/1/35 (f)	7,431,078	7,328,381
4.529% 7/1/34 (f)	63,921	63,536
4.536% 2/1/35 (f)	309,217	306,619
4.545% 2/1/35 (f)	43,250	42,862
4.545% 7/1/35 (f)	176,919	174,973
4.547% 2/1/35 (f)	41,909	41,567
4.574% 2/1/35 (f)	139,650	136,798
4.575% 7/1/35 (f)	197,105	195,005
4.586% 2/1/35 (f)	3,934,080	3,849,891
4.606% 1/1/33 (f)	238,734	236,936
4.614% 11/1/34 (f)	152,738	150,105
4.666% 3/1/35 (f)	3,052,294	3,030,226
4.669% 11/1/34 (f)	162,705	160,113
4.716% 7/1/35 (f)	3,696,635	3,594,164
4.726% 7/1/34 (f)	146,735	144,798
4.733% 10/1/34 (f)	196,706	193,968
4.776% 12/1/34 (f)	133,984	131,851
4.791% 12/1/34 (f)	48,063	47,258
4.797% 12/1/32 (f)	63,731	63,496
4.801% 10/1/34 (f)	100,971	99,740
4.811% 6/1/35 (f)	244,592	242,809
4.817% 2/1/33 (f)	84,863	84,415
4.82% 11/1/34 (f)	169,978	167,382
4.876% 10/1/34 (f)	5,418,589	5,354,487
5% 3/1/35 to 1/1/36	41,657,337	39,420,961
5% 8/1/36 (e)	92,810,011	87,814,048
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.082% 9/1/34 (f)	$ 4,332,851	$ 4,302,608
5.094% 9/1/34 (f)	47,187	46,874
5.097% 5/1/35 (f)	316,489	315,587
5.174% 5/1/35 (f)	4,765,813	4,722,920
5.179% 5/1/35 (f)	218,349	216,371
5.202% 6/1/35 (f)	225,287	224,963
5.215% 5/1/35 (f)	5,015,506	4,973,526
5.24% 3/1/35 (f)	35,466	35,213
5.349% 12/1/34 (f)	95,048	94,848
5.5% 11/1/16 to 4/1/36	62,802,904	61,377,879
5.5% 8/1/36 (e)	54,265,689	52,696,868
5.506% 2/1/36 (f)	8,639,700	8,619,310
5.636% 1/1/36 (f)	273,795	273,792
5.927% 1/1/36 (f)	980,245	982,755
6% 7/1/08 to 3/1/33	8,590,504	8,596,396
6% 8/1/21 (e)	1,458,555	1,471,084
6% 8/1/36 (e)	20,000,000	19,871,000
6.5% 6/1/09 to 4/1/36	12,902,161	13,089,172
6.5% 8/1/36 (e)	12,877,350	13,026,212
7% 9/1/25 to 8/1/29	242,236	249,496
TOTAL FANNIE MAE		486,195,282
Freddie Mac - 2.1%
4.042% 12/1/34 (f)	47,663	46,849
4.086% 12/1/34 (f)	79,708	78,415
4.133% 1/1/35 (f)	193,345	190,279
4.26% 1/1/35 (f)	182,051	179,384
4.26% 3/1/35 (f)	67,089	66,080
4.288% 5/1/35 (f)	125,515	123,773
4.3% 12/1/34 (f)	77,333	75,037
4.33% 2/1/35 (f)	135,892	133,940
4.357% 3/1/35 (f)	105,567	102,500
4.383% 2/1/35 (f)	134,447	130,557
4.441% 2/1/34 (f)	68,181	66,902
4.445% 3/1/35 (f)	65,082	63,308
4.457% 6/1/35 (f)	76,607	75,490
4.461% 3/1/35 (f)	81,073	78,845
4.545% 2/1/35 (f)	118,516	115,468
5.004% 4/1/35 (f)	2,891,584	2,872,500
5.133% 4/1/35 (f)	3,146,069	3,104,792
5.321% 6/1/35 (f)	250,856	248,717
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
5.512% 8/1/33 (f)	$ 29,016	$ 29,006
5.566% 1/1/36 (f)	478,857	476,530
6% 2/1/17 to 5/1/33	1,205,943	1,210,777
6% 8/1/36 (e)	9,946,113	9,890,116
6% 8/14/36 (e)	30,000,000	29,831,100
TOTAL FREDDIE MAC		49,190,365
Government National Mortgage Association - 0.0%
5.5% 5/15/32 to 5/15/34	1,035,944	1,016,027
7% 7/15/31 to 12/15/32	93,683	96,853
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,112,880
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $534,690,679)		536,498,527
Asset-Backed Securities - 3.6%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.885% 2/25/34 (f)	125,000	125,288
Class M2, 6.485% 2/25/34 (f)	125,000	125,984
Series 2005-SD1 Class A1, 5.785% 11/25/50 (f)	74,537	74,644
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0869% 9/9/30 (d)(f)	191,473	194,824
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	286,772
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,899
Class B1, 5.2% 3/6/11	50,000	49,611
Class C1, 5.28% 11/6/11	315,000	312,523
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.815% 4/25/34 (f)	65,000	64,999
Class M2, 5.865% 4/25/34 (f)	50,000	49,999
Series 2004-R8 Class M9, 8.135% 9/25/34 (f)	725,000	730,654
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (f)	13,926	13,970
Series 2004-HE2 Class M1, 5.935% 4/25/34 (f)	375,000	378,103
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.3288% 12/15/09 (f)	425,000	427,177
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust: - continued
Series 2004-B2 Class B2, 4.37% 4/15/12	$ 6,400,000	$ 6,210,630
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	168,926
Class B, 5.26% 10/15/10	160,000	158,620
Class C, 5.55% 1/18/11	1,500,000	1,486,353
Class D, 7.16% 1/15/13 (d)	160,000	158,888
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	5,130,000	4,941,881
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (d)(e)(f)	500,000	500,000
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	193,854	190,058
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (f)	220,000	219,997
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	547,905
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	232,734
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	381,741
CNH Equipment Trust Series 2006-A:
Class A3, 5.2% 8/16/10	415,000	413,893
Class A4, 5.27% 9/15/11	8,420,000	8,391,015
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.885% 5/25/34 (f)	410,000	411,590
Series 2004-3 Class M1, 5.885% 6/25/34 (f)	75,000	75,368
Series 2005-1:
Class MV1, 5.785% 7/25/35 (f)	185,000	185,618
Class MV2, 5.825% 7/25/35 (f)	220,000	220,912
Series 2005-3 Class MV1, 5.805% 8/25/35 (f)	4,750,000	4,764,631
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	309,000	301,002
Class C, 5.074% 6/15/35 (d)	281,000	274,321
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	235,000	237,821
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (f)	25,000	25,062
Class M4, 6.285% 3/25/34 (f)	25,000	25,140
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	400,000	397,744
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.935% 1/25/34 (f)	225,000	225,921
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust Series 2004-A: - continued
Class M2, 6.535% 1/25/34 (f)	$ 250,098	$ 251,470
GSAMP Trust Series 2004-FM2 Class M1, 5.885% 1/25/34 (f)	249,683	249,679
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.265% 8/25/33 (f)	20,726	20,768
Series 2003-4 Class M1, 6.185% 10/25/33 (f)	22,730	22,801
Series 2004-3 Class M2, 6.585% 8/25/34 (f)	120,000	121,613
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.8381% 1/20/35 (f)	110,514	110,760
Class M2, 5.8681% 1/20/35 (f)	83,632	83,928
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	8,435,000	8,396,546
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,512
Class B, 5.29% 11/15/12	55,000	54,765
Class C, 5.34% 11/15/12	70,000	69,732
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (d)(f)	422,952	424,009
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.2938% 7/25/36 (f)	150,000	150,000
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (f)	24,500,000	24,497,572
Series 2003-B2 Class B2, 5.7588% 10/15/10 (f)	80,000	80,427
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (f)	100,000	100,202
Class M2, 5.935% 7/25/34 (f)	25,000	25,058
Class M3, 6.335% 7/25/34 (f)	50,000	50,298
Class M4, 6.485% 7/25/34 (f)	25,000	25,157
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (f)	90,000	90,805
Series 2003-NC8 Class M1, 6.085% 9/25/33 (f)	34,998	35,121
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (f)	19,779	19,798
Series 2002-NC1 Class M1, 6.585% 2/25/32 (d)(f)	138,907	142,747
Series 2002-NC3 Class M1, 6.105% 8/25/32 (f)	75,000	75,093
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(f)(h)	455,000	125,445
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	250,000	52,256
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (f)	73,135	73,490
Class M4, 6.36% 6/25/34 (f)	125,000	126,010
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (f)	$ 3,955,513	$ 3,955,911
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.905% 1/25/35 (f)	225,000	226,237
Class M4, 6.215% 1/25/35 (f)	750,000	756,199
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	745,000	741,246
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (d)	500,000	496,554
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (f)	260,000	263,123
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.885% 3/25/36 (d)(f)	100,000	87,555
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (d)(f)	4,670,000	4,670,000
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	970,000	954,132
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	167,589	165,401
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	377,868
TOTAL ASSET-BACKED SECURITIES (Cost $82,159,206)		82,293,506
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 2.3%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.715% 5/25/35 (f)	164,353	163,906
Series 2005-2 Class 6A2, 5.665% 6/25/35 (f)	67,233	67,338
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.373% 12/25/33 (f)	105,368	106,032
Class 2A1, 4.164% 12/25/33 (f)	234,112	229,081
Series 2004-B:
Class 1A1, 3.4304% 3/25/34 (f)	370,723	374,184
Class 2A2, 4.106% 3/25/34 (f)	165,695	160,977
Series 2004-C Class 1A1, 3.351% 4/25/34 (f)	262,171	263,529
Series 2004-D:
Class 1A1, 3.5315% 5/25/34 (f)	336,928	333,799
Class 2A2, 4.1994% 5/25/34 (f)	492,122	478,960
Series 2004-G Class 2A7, 4.5637% 8/25/34 (f)	486,235	475,791
Series 2004-H Class 2A1, 4.4722% 9/25/34 (f)	429,234	419,083
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2005-E Class 2A7, 4.6123% 6/25/35 (f)	$ 435,000	$ 418,970
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.665% 1/25/35 (f)	9,141,095	9,155,999
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	185,688	185,140
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (f)	40,257	40,288
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (f)	84,799	84,951
Series 2004-3 Class DB4, 5.8436% 4/25/34 (f)	120,655	71,186
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)	180,213	148,028
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (d)(f)	400,000	399,924
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	31,787	31,819
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (f)	125,000	122,471
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (d)(f)	410,408	411,049
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	57,781	56,805
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3284% 5/25/17 (f)	387,990	386,883
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (f)	276,421	279,262
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (f)	308,500	308,558
Series 2003-E Class XA1, 0.9453% 10/25/28 (f)(h)	832,043	6,322
Series 2003-G Class XA1, 1% 1/25/29 (h)	1,172,179	9,113
Series 2003-H Class XA1, 1% 1/25/29 (d)(h)	938,232	8,394
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (f)	272,047	272,345
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	358,380	359,625
Series 2004-SL2 Class A1, 6.5% 10/25/16	44,990	45,371
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.795% 6/10/35 (d)(f)	42,514	43,261
Class B4, 6.995% 6/10/35 (d)(f)	37,790	38,510
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Class B5, 7.595% 6/10/35 (d)(f)	$ 28,343	$ 28,988
Class B6, 8.095% 6/10/35 (d)(f)	14,171	14,388
Series 2004-B:
Class B4, 6.445% 2/10/36 (d)(f)	96,695	98,536
Class B5, 6.895% 2/10/36 (d)(f)	96,695	97,766
Class B6, 7.345% 2/10/36 (d)(f)	96,695	97,492
Series 2004-C:
Class B4, 6.295% 9/10/36 (f)	97,427	98,429
Class B5, 6.695% 9/10/36 (f)	97,427	98,203
Class B6, 7.095% 9/10/36 (f)	97,427	98,198
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(h)	1,817,505	6,293
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (f)	250,013	249,723
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.695% 7/25/35 (f)	793,481	796,652
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.385% 9/25/35 (d)(f)	530,000	454,475
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.655% 10/25/35 (f)	8,132,967	8,119,457
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (f)	100,000	98,353
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (f)	6,385,815	6,386,462
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	42,599	43,674
Series 2004-RA2 Class 2A, 7% 7/25/33	80,545	81,552
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4552% 9/25/34 (f)	411,313	414,572
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (f)	815,634	798,359
Series 2005-AR12 Class 2A6, 4.3193% 7/25/35 (f)	769,862	750,959
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,651,328	9,417,247
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (f)	317,601	313,240
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	9,080,000	8,962,650
TOTAL PRIVATE SPONSOR		53,482,622
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.9%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	$ 1,490,000	$ 1,436,257
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	33,488	32,020
Series 2004-86 Class KC, 4.5% 5/25/19	219,055	210,030
Series 2004-91 Class AH, 4.5% 5/25/29	441,659	426,644
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	307,190
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2760 Class EB, 4.5% 9/15/16	8,662,000	8,330,286
Series 2773 Class EG, 4.5% 4/15/19	7,400,000	6,814,181
Series 2952 Class EC, 5.5% 11/15/28	915,000	906,971
Series 3018 Class UD, 5.5% 9/15/30	495,000	490,329
Series 3049 Class DB, 5.5% 6/15/31	780,000	772,824
sequential pay:
Series 2675 Class CB, 4% 5/15/16	635,192	611,875
Series 2683 Class JA, 4% 10/15/16	647,917	622,822
Series 2750 Class ZT, 5% 2/15/34	411,776	348,500
TOTAL U.S. GOVERNMENT AGENCY		21,309,929
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,794,956)		74,792,551
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0816% 2/14/43 (f)	360,000	381,734
Class A3, 7.1316% 2/14/43 (f)	385,000	396,911
Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	2,865,000	2,809,200
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590,000	8,358,641
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8388% 11/15/15 (d)(f)	50,000	50,104
Class D, 5.9188% 11/15/15 (d)(f)	80,000	80,187
Class F, 6.2688% 11/15/15 (d)(f)	60,000	60,143
Class H, 6.7688% 11/15/15 (d)(f)	50,000	50,137
Class J, 7.3188% 11/15/15 (d)(f)	55,000	55,153
Class K, 7.9688% 11/15/15 (d)(f)	50,000	49,931
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-BOCA:
Class D, 5.6988% 12/15/16 (d)(f)	$ 110,000	$ 110,015
Class E, 5.7888% 12/15/16 (d)(f)	100,000	100,016
Class F, 5.8688% 12/15/16 (d)(f)	110,000	110,015
Class H, 6.3188% 12/15/16 (d)(f)	120,000	120,043
Class K, 6.7188% 12/15/16 (d)(f)	105,000	105,038
Series 2005-ESHA:
Class E, 5.9388% 7/14/20 (d)(f)	190,000	190,778
Class F, 6.1088% 7/14/20 (d)(f)	110,000	110,470
Class G, 6.2388% 7/14/20 (d)(f)	100,000	100,427
Class H, 6.4588% 7/14/20 (d)(f)	100,000	100,389
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (d)(f)	212,580	212,185
Class B, 6.3288% 7/14/11 (d)(f)	106,007	105,712
Class C, 6.4788% 7/14/11 (d)(f)	212,297	211,551
Class D, 7.1088% 7/14/11 (d)(f)	123,385	123,025
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.745% 4/25/34 (d)(f)	255,714	256,353
Series 2004-2 Class A, 5.815% 8/25/34 (d)(f)	298,088	299,206
Series 2004-3:
Class A1, 5.755% 1/25/35 (d)(f)	283,473	284,359
Class A2, 5.805% 1/25/35 (d)(f)	40,496	40,572
Class M1, 5.885% 1/25/35 (d)(f)	40,496	40,724
Class M2, 6.385% 1/25/35 (d)(f)	40,496	40,990
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	2,814,375	153,203
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	180,000	177,323
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	325,000	320,584
Class C, 4.937% 5/14/16 (d)	205,000	202,474
Class D, 4.986% 5/14/16 (d)	75,000	74,171
Class E, 5.064% 5/14/16 (d)	230,000	228,151
Class F, 5.182% 5/14/16 (d)	55,000	54,573
COMM floater Series 2002-FL7 Class D, 5.9388% 11/15/14 (d)(f)	28,571	28,587
Commercial Mortgage pass thru certificates sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,035,000	2,024,632
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	$ 940,000	$ 925,488
CS First Boston Mortgage Securities Corp. sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	655,208
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000,000	8,540,335
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	18,488	18,706
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	56,982
Series 2003-47 Class C, 4.227% 10/16/27	5,987,142	5,785,050
Series 2003-59 Class D, 3.654% 10/16/27	115,000	106,219
Series 2003-47 Class XA, 0.1793% 6/16/43 (f)(h)	5,401,685	295,595
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)	200,000	201,594
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	1,195,000	1,168,711
Series 2006-GG7 Class A3, 6.1101% 7/10/38	2,860,000	2,913,863
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,403
Series 2006-FL8 Class J, 7.12% 6/6/20 (d)(f)	250,000	250,000
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	9,400,000	9,388,548
Series 2006-RR2:
Class M, 5.8158% 6/1/46 (f)	100,000	75,645
Class N, 5.8158% 6/1/46 (f)	100,000	69,094
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3 Class E, 7.05% 9/25/46 (d)(f)	250,000	250,000
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	370,000	389,894
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	110,000	117,072
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.6711% 12/12/44 (f)	2,790,000	2,766,678
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,305,000	1,316,136
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,295,000	1,256,179
Series 2006-C1 Class A2, 5.084% 2/15/31	1,152,000	1,133,662
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust: - continued
Series 2000-C5 Class E, 7.29% 12/15/32	$ 700,000	$ 740,264
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	307,512
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	6,600,000	5,812,349
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,580,000	1,527,544
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	1,140,000	1,148,706
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.1904% 7/15/56 (d)(f)(h)	3,835,065	158,933
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	269,743	272,433
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	353,175	436,982
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	7,000,000	7,088,171
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	13,634	13,766
Class C4, 6.893% 5/15/16 (d)	500,000	523,539
Class E3, 7.253% 3/15/13 (d)	127,278	129,906
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	754,477
Series 2006-C24 Class A2, 5.506% 3/15/45	16,615,000	16,576,347
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(f)	1,000,000	965,720
Class 180B, 5.5782% 10/15/41 (d)(f)	500,000	486,790
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $92,677,210)		92,905,208
Foreign Government and Government Agency Obligations - 2.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	1,309,410	1,227,572
4.889% 8/3/12 (f)	1,563,750	1,451,160
7% 3/28/11	905,000	860,831
Brazilian Federative Republic:
8% 1/15/18	491,000	531,999
8.75% 2/4/25	275,000	317,213
10.5% 7/14/14	155,000	191,813
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic: - continued
11% 8/17/40	$ 1,400,000	$ 1,798,300
12.25% 3/6/30	580,000	900,450
12.75% 1/15/20	290,000	430,650
Central Bank of Nigeria:
Brady 6.25% 11/15/20	500,000	497,500
promissory note 5.092% 1/5/10	279,236	269,415
City of Kiev 8.75% 8/8/08	100,000	102,750
Colombian Republic 11.75% 2/25/20	200,000	275,500
Dominican Republic:
Brady 5.7925% 8/30/09 (f)	90,408	90,046
6.1875% 8/30/24 (f)	1,250,000	1,196,875
9.5% 9/27/11	691,684	741,831
Ecuador Republic:
9% 8/15/30 (Reg. S) (c)	1,105,000	1,118,813
9.375% 12/15/15 (d)	800,000	836,000
euro par 5% 2/28/25	153,000	113,794
Indonesian Republic:
6.75% 3/10/14	950,000	947,625
7.25% 4/20/15 (d)	60,000	61,578
7.25% 4/20/15	275,000	282,233
Islamic Republic of Pakistan 7.125% 3/31/16 (d)	200,000	186,000
Israeli State 4.625% 6/15/13	20,000	18,618
Lebanon, Republic of:
8.5669% 11/30/09 (d)(f)	105,000	103,163
8.5669% 11/30/09 (f)	1,150,000	1,129,875
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (f)	400,000	404,500
Peruvian Republic:
5.875% 3/7/27 (f)	40,000	39,400
7.35% 7/21/25	575,000	585,638
euro Brady past due interest 5% 3/7/17 (f)	1,177,100	1,153,558
Philippine Republic:
5.3203% 12/1/09 (f)	23,800	23,443
8.25% 1/15/14	1,105,000	1,181,024
8.375% 2/15/11	660,000	702,108
8.875% 3/17/15	150,000	167,250
9% 2/15/13	630,000	698,544
9.875% 1/15/19	845,000	1,002,424
10.625% 3/16/25	665,000	852,065
Republic of Iraq 5.8% 1/15/28 (d)	500,000	335,000
Russian Federation:
5% 3/31/30 (Reg. S) (c)	3,177,000	3,456,973
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Russian Federation: - continued
12.75% 6/24/28 (Reg. S)	$ 590,000	$ 1,023,650
State of Qatar 9.75% 6/15/30 (Reg. S)	75,000	105,750
Turkish Republic:
11% 1/14/13	135,000	159,975
11.5% 1/23/12	200,000	238,500
11.75% 6/15/10	2,255,000	2,610,163
11.875% 1/15/30	1,320,000	1,920,600
Ukraine Government:
(Reg. S) 6.875% 3/4/11	575,000	572,125
8.235% 8/5/09 (f)	1,050,000	1,106,490
United Mexican States:
5.875% 1/15/14	6,610,000	6,600,085
6.75% 9/27/34	3,790,000	3,865,800
7.5% 1/14/12	100,000	107,800
7.5% 4/8/33	605,000	671,550
8.3% 8/15/31	665,000	800,660
11.5% 5/15/26	50,000	76,625
Uruguay Republic:
7.5% 3/15/15	250,000	254,125
8% 11/18/22	135,000	135,338
Venezuelan Republic:
5.375% 8/7/10	265,000	255,460
6% 12/9/20	220,000	198,000
6.5106% 4/20/11 (f)	820,000	822,050
7% 12/1/18 (Reg. S)	220,000	218,900
7.65% 4/21/25	350,000	368,900
9.25% 9/15/27	325,000	401,538
10.75% 9/19/13	590,000	717,440
13.625% 8/15/18	548,000	811,040
euro Brady FLIRB B 5.985% 3/31/07 (f)	23,805	23,805
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (c)	90,000	71,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,637,957)		50,421,000
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $944,854)	910,000	953,277
Floating Rate Loans - 0.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 8.3463% 12/9/08 (f)	$ 250,000	$ 248,438
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.7725% 3/16/08 (f)	300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $554,345)		556,688
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.375% 3/28/13 (f)	109,785	106,492
- Deutsche Bank 6.375% 3/28/13 (f)	12,922	12,534
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,424)		119,026
Fixed-Income Funds - 20.7%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	667,453	66,892,140
Fidelity Ultra-Short Central Fund (g)	4,161,697	414,005,618
TOTAL FIXED-INCOME FUNDS (Cost $480,930,605)		480,897,758
Preferred Securities - 0.3%
	Principal Amount
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
MUFG Capital Finance 1 Ltd. 6.346% (f)	$ 6,805,000	6,663,086
TOTAL PREFERRED SECURITIES (Cost $6,760,122)		6,663,086
Cash Equivalents - 7.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $166,793,000)	$ 166,817,541	$ 166,793,000
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $2,528,862,776)		2,540,243,441
NET OTHER ASSETS - (9.5)%		(219,929,045)
NET ASSETS - 100%		$ 2,320,314,396
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34

	Sept. 2034	$ 134,000	$ 2,985
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	134,000	2,808
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	3,162
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	1,070
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 134,000	$ 883
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	1,166
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	27
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	249
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	482,000	1,141
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	139,680	185
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	80
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 134,000	$ 1,601
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	665
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,352
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,436
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	2,154
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	420,000	1,109
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	760,000	1,938
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	2,000,000	1,140
TOTAL CREDIT DEFAULT SWAPS		6,875,567	25,151
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ (40,650)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(60,975)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(41,757)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(226,650)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	142,400
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	387,900
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	676,000
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	881,000
TOTAL INTEREST RATE SWAPS		268,635,000	1,717,268
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	136,870
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,000,000	13,472
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers	Jan. 2007	$ 40,000,000	$ 283,208
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	2,000,000	12,212
TOTAL TOTAL RETURN SWAPS		53,000,000	445,762
		$ 328,510,567	$ 2,188,181
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $99,105,199 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 1,174,909
Fidelity Ultra-Short Central Fund	3,848,914
Total	$ 5,023,823

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ -	$ 66,983,961	$ -	$ 66,892,140	4.9%
Fidelity Ultra-Short Central Fund	54,002,121	384,961,270	25,002,507	414,005,618	5.4%
Total	$ 54,002,121	$ 451,945,231	$ 25,002,507	$ 480,897,758
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $401,905 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $166,793,000) - See accompanying schedule: Unaffiliated issuers (cost $2,047,932,171)	$ 2,059,345,683
Affiliated Central Funds (cost $480,930,605)	480,897,758
Total Investments (cost $2,528,862,776)		$ 2,540,243,441
Receivable for investments sold		803,521
Receivable for swap agreements		3,461
Receivable for fund shares sold		4,470,762
Interest receivable		16,835,714
Swap agreements, at value		2,188,181
Other receivables		180
Total assets		2,564,545,260

Liabilities
Payable to custodian bank	$ 1,524
Payable for investments purchased Regular delivery	3,816,270
Delayed delivery	237,839,445
Payable for fund shares redeemed	1,225,184
Distributions payable	435,106
Accrued management fee	607,086
Distribution fees payable	3,986
Other affiliated payables	246,657
Other payables and accrued expenses	55,606
Total liabilities		244,230,864

Net Assets		$ 2,320,314,396
Net Assets consist of:
Paid in capital		$ 2,308,461,544
Undistributed net investment income		2,168,613
Accumulated undistributed net realized gain (loss) on investments		(3,884,607)
Net unrealized appreciation (depreciation) on investments		13,568,846
Net Assets		$ 2,320,314,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,544,824 ÷ 442,265 shares)	$ 10.28

Maximum offering price per share (100/95.25 of $10.28)	$ 10.79
Class T: Net Asset Value and redemption price per share ($4,582,759 ÷ 446,327 shares)	$ 10.27

Maximum offering price per share (100/96.50 of $10.27)	$ 10.64
Class B: Net Asset Value and offering price per share ($1,666,825 ÷ 162,161 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($1,769,729 ÷ 172,183 shares)A	$ 10.28

Fidelity Total Bond Fund: Net Asset Value, offering price and redemption price per share ($2,306,817,030 ÷ 224,484,828 shares)	$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($933,229 ÷ 90,882 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2006

Investment Income
Dividends		$ 153,546
Interest		33,296,400
Income from affiliated Central Funds		5,023,823
Total income		38,473,769

Expenses
Management fee	$ 2,293,052
Transfer agent fees	742,160
Distribution fees	52,639
Fund wide operations fee	205,256
Independent trustees' compensation	2,244
Miscellaneous	1,198
Total expenses before reductions	3,296,549
Expense reductions	(6,204)	3,290,345
Net investment income		35,183,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,768,928)
Affiliated Central Funds	(12,063)
Swap agreements	(1,131,505)
Total net realized gain (loss)		(5,912,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,931,759
Swap agreements	2,016,138
Total change in net unrealized appreciation (depreciation)		12,947,897
Net gain (loss)		7,035,401
Net increase (decrease) in net assets resulting from operations		$ 42,218,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,183,424	$ 14,843,616
Net realized gain (loss)	(5,912,496)	4,429,155
Change in net unrealized appreciation (depreciation)	12,947,897	1,865,347
Net increase (decrease) in net assets resulting from operations	42,218,825	21,138,118
Distributions to shareholders from net investment income	(31,840,595)	(14,221,483)
Distributions to shareholders from net realized gain	(1,679,853)	(3,063,178)
Total distributions	(33,520,448)	(17,284,661)
Share transactions - net increase (decrease)	1,879,857,353	53,654,454
Total increase (decrease) in net assets	1,888,555,730	57,507,911

Net Assets
Beginning of period	431,758,666	374,250,755
End of period (including undistributed net investment income of $2,168,613 and undistributed net investment income of $539,146, respectively)	$ 2,320,314,396	$ 431,758,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.476	.387	.046
Net realized and unrealized gain (loss)	(.294) H	.183	.145
Total from investment operations	.182	.570	.191
Distributions from net investment income	(.432)	(.370)	(.041)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.79%	.80%	.80% A
Expenses net of all reductions	.79%	.80%	.80% A
Net investment income	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.466	.377	.045
Net realized and unrealized gain (loss)	(.296) H	.173	.144
Total from investment operations	.170	.550	.189
Distributions from net investment income	(.420)	(.360)	(.039)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.90%	.90%	.90% A
Expenses net of all reductions	.90%	.90%	.90% A
Net investment income	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.399	.309	.036
Net realized and unrealized gain (loss)	(.296) H	.182	.145
Total from investment operations	.103	.491	.181
Distributions from net investment income	(.353)	(.291)	(.031)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55%	1.55%	1.55% A
Net investment income	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.389	.299	.035
Net realized and unrealized gain (loss)	(.293) H	.181	.145
Total from investment operations	.096	.480	.180
Distributions from net investment income	(.346)	(.280)	(.030)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.62%	1.65%	1.65% A
Net investment income	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended July 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.506	.411	.340	.232
Net realized and unrealized gain (loss)	(.290) G	.182	.237	.269
Total from investment operations	.216	.593	.577	.501
Distributions from net investment income	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.040)	(.090)	(.060)	-
Total distributions	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45%	.61%	.65%	.65% A
Net investment income	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.493	.410	.048
Net realized and unrealized gain (loss)	(.294) G	.182	.145
Total from investment operations	.199	.592	.193
Distributions from net investment income	(.459)	(.392)	(.043)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.56%	.62%	.65% A
Expenses net of all reductions	.56%	.61%	.65% A
Net investment income	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 933	$ 114	$ 102
Portfolio turnover rate F	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2006

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year-end of the Fund from July 31, to August 31, effective August 31, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, partnerships (including allocations from CIPs), financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,480,756
Unrealized depreciation	(10,729,602)
Net unrealized appreciation (depreciation)	14,751,154
Undistributed ordinary income	991,384
Capital loss carryforward	(401,905)

Cost for federal income tax purposes	$ 2,525,492,287

The tax character of distributions paid was as follows:

	July 31, 2006	July 31, 2005
Ordinary Income	$ 32,890,503	$ 16,942,281
Long-term Capital Gains	629,945	342,380
Total	$ 33,520,448	$ 17,284,661

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,174,258,515 and $90,074,542, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6,518	$ 193
Class T	0%	.25%	14,532	7,540
Class B	.65%	.25%	19,939	14,677
Class C	.75%	.25%	11,650	6,833
			$ 52,639	$ 29,243

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,889
Class T	2,719
Class B*	749
Class C*	1,715
$ 14,072

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,392.29
Class T	18,034.31
Class B	7,426.34
Class C	3,090.27
Total Bond	700,498.10
Institutional Class	720.21
	$ 742,160

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Fund may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,198 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	.90%	$ 695
Class B	1.55%	844
		$ 1,539

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $3,201. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 1,464

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2006	2005
From net investment income
Class A	$ 180,734	$ 44,038
Class T	235,647	89,638
Class B	75,406	27,061
Class C	39,421	10,692
Total Bond	31,294,037	14,046,106
Institutional Class	15,350	3,948
Total	$ 31,840,595	$ 14,221,483

Annual Report

8. Distributions to Shareholders - continued

	Years ended July 31,
	2006	2005
From net realized gain
Class A	$ 12,832	$ 1,823
Class T	23,014	2,706
Class B	8,379	2,453
Class C	2,940	2,151
Total Bond	1,632,006	3,053,158
Institutional Class	682	887
Total	$ 1,679,853	$ 3,063,178

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Class A
Shares sold	390,963	284,201	$ 4,048,068	$ 3,006,382
Reinvestment of distributions	16,805	4,224	174,112	44,746
Shares redeemed	(246,932)	(16,733)	(2,534,797)	(177,183)
Net increase (decrease)	160,836	271,692	$ 1,687,383	$ 2,873,945
Class T
Shares sold	395,729	640,420	$ 4,083,246	$ 6,767,881
Reinvestment of distributions	24,086	8,561	249,752	90,624
Shares redeemed	(517,046)	(115,159)	(5,305,428)	(1,215,824)
Net increase (decrease)	(97,231)	533,822	$ (972,430)	$ 5,642,681
Class B
Shares sold	117,578	198,926	$ 1,220,621	$ 2,105,652
Reinvestment of distributions	6,955	2,416	72,205	25,606
Shares redeemed	(154,343)	(19,350)	(1,585,560)	(204,667)
Net increase (decrease)	(29,810)	181,992	$ (292,734)	$ 1,926,591
Class C
Shares sold	167,899	64,313	$ 1,733,336	$ 682,289
Reinvestment of distributions	3,045	1,008	31,492	10,695
Shares redeemed	(62,848)	(14,837)	(646,689)	(156,875)
Net increase (decrease)	108,096	50,484	$ 1,118,139	$ 536,109
Total Bond
Shares sold	196,541,228	15,519,844	$ 1,999,048,539	$ 164,657,854
Reinvestment of distributions	2,948,119	1,546,242	30,457,852	16,406,907
Shares redeemed	(14,766,457)	(13,038,155)	(152,010,033)	(138,400,918)
Net increase (decrease)	184,722,890	4,027,931	$ 1,877,496,358	$ 42,663,843
Institutional Class
Shares sold	87,064	615	$ 891,633	$ 6,559
Reinvestment of distributions	888	453	9,142	4,801
Shares redeemed	(7,870)	(7)	(80,138)	(75)
Net increase (decrease)	80,082	1,061	$ 820,637	$ 11,285

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at July 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 345 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 290 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford O'Neil (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (45)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 22.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,179,474 of distributions paid during the period January 1, 2006 to July 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Total Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Total Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Total Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Total Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATB-UANN-0906
1.804574.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Total Bond

Fund - Institutional Class

Annual Report

July 31, 2006

Institutional Class is a class of Fidelity Total Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, inflation concerns led to mixed results through the year's mid-point. Financial markets are always unpredictable. There are, however, a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2006	Past 1 year	Life of fundA
Institutional Class B	1.95%	4.83%

A From October 15, 2002.

B The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Total Bond, the original retail class of the fund, which does not bear a 12b-1 fee.

Annual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Total Bond Fund - Institutional Class on October 15, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Lehman Brothers® Aggregate Bond Index and the Lehman Brothers U.S. Universal Index performed over the same period.

Going forward, the fund's primary benchmark will be the Lehman Brothers Aggregate Bond Index rather than the Lehman Brothers U.S. Universal Index because the Lehman Brothers Aggregate Bond Index is more widely recognized and used by similar funds. The fund will retain the Lehman Brothers U.S. Universal Index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

Annual Report

Management's Discussion of Fund Performance

Comments from Ford O'Neil, Portfolio Manager of Fidelity Advisor Total Bond Fund

The domestic investment-grade bond market struggled during the year ending July 31, 2006, finishing with a 1.46% return as measured by the Lehman Brothers® Aggregate Bond Index. The negative momentum was fueled by rising levels of core inflation and Federal Reserve Board interest rate hikes aimed to keep inflation at bay. In all, the Fed bumped up rates eight times during the period, hoisting the federal funds target rate to 5.25%, its highest level in five years. On the plus side, bonds scored well in the final quarter of the period, advancing 1.46%. Investors turned to high-quality debt in the last three months for a number of reasons: Equity performance stumbled; gross domestic product growth in the second quarter of 2006 gave strong evidence of a slowing economy; and the Fed supported that notion by announcing the possibility of a pause in its rate hike campaign.

The fund's Institutional Class shares gained 1.95% during the past year, outpacing the Lehman Brothers Aggregate Bond Index - which became the fund's primary benchmark on June 1, 2006 - and the Lehman Brothers U.S. Universal Index, which rose 1.84%. Benefiting performance versus the Aggregate Bond index was security selection among investment-grade corporates. Sector selection also helped, with allocations to asset-backed securities and collateralized mortgage obligations working in our favor. Some holdings in these securitized products resulted from our advantageous allocation to Fidelity® Ultra-Short Central Fund, a diversified internal pool of short-term assets designed to outperform cash-like instruments with similar risk characteristics. Investments in emerging-markets and high-yield debt - including a small stake in Fidelity Floating Rate Central Investment Portfolio - contributed as well. We've recently increased the fund's limit on high-yield and emerging-markets debt to allow for more investment flexibility, while keeping at least 80% of the fund in investment-grade debt. Detracting from performance was our lack of exposure to mortgage pass-through securities and government agency bonds, which performed well.

Note to shareholders: Effective June 1, 2006, the fund's primary benchmark changed from the Lehman Brothers U.S. Universal Index to the Lehman Brothers Aggregate Bond Index, which is more widely recognized and used by similar funds. The fund will retain the Universal index as its supplemental benchmark for performance comparisons and as a guide in structuring the fund's investments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 to July 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the fund, as a shareholder in the underlying affiliated central funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying affiliated central funds. These fees and expenses are not included in the fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value February 1, 2006	Ending Account Value July 31, 2006	Expenses Paid During Period* February 1, 2006 to July 31, 2006
Class A
Actual	$ 1,000.00	$ 1,009.20	$ 3.99
HypotheticalA	$ 1,000.00	$ 1,020.83	$ 4.01
Class T
Actual	$ 1,000.00	$ 1,008.60	$ 4.48
HypotheticalA	$ 1,000.00	$ 1,020.33	$ 4.51
Class B
Actual	$ 1,000.00	$ 1,005.50	$ 7.71
HypotheticalA	$ 1,000.00	$ 1,017.11	$ 7.75
Class C
Actual	$ 1,000.00	$ 1,005.10	$ 8.10
HypotheticalA	$ 1,000.00	$ 1,016.71	$ 8.15
Total Bond
Actual	$ 1,000.00	$ 1,010.90	$ 2.24
HypotheticalA	$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class
Actual	$ 1,000.00	$ 1,010.40	$ 2.89
HypotheticalA	$ 1,000.00	$ 1,021.92	$ 2.91

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying affiliated central funds in which the fund invests are not included in the fund's annualized expense ratio.

Annualized Expense Ratio
Class A	.80%
Class T	.90%
Class B	1.55%
Class C	1.63%
Total Bond	.45%
Institutional Class	.58%

Annual Report

Investment Changes

Quality Diversification (% of fund's net assets)
As of July 31, 2006	As of January 31, 2006
U.S. Government and U.S. Government Agency Obligations 48.1%	U.S. Government and U.S. Government Agency Obligations 60.4%
AAA 11.7%	AAA 6.4%
AA 3.4%	AA 2.6%
A 7.8%	A 4.6%
BBB 15.7%	BBB 12.2%
BB and Below 8.7%	BB and Below 10.1%
Not Rated 1.4%	Not Rated 1.1%
Short-Term Investments and Net Other Assets 3.2%	Short-Term Investments and Net Other Assets 2.6%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Average Years to Maturity as of July 31, 2006
6 months ago
Years	6.0	5.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2006
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2006*		As of January 31, 2006**
	Corporate Bonds 24.6%		Corporate Bonds 21.5%
	U.S. Government and U.S. Government Agency Obligations 48.1%		U.S. Government and U.S. Government Agency Obligations 60.4%
	Asset-Backed Securities 9.9%		Asset-Backed Securities 5.8%
	CMOs and Other Mortgage Related Securities 9.4%		CMOs and Other Mortgage Related Securities 6.1%
	Other Investments 4.8%		Other Investments 3.6%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	9.1%	** Foreign investments	6.2%
* Futures and Swaps	14.9%	** Futures and Swaps	11.3%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
For an unaudited list of holdings for each fixed-income central fund, visit fidelity.com and/or advisor.fidelity.com, as applicable.

Annual Report

Investments July 31, 2006

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.9%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 2.9%
Auto Components - 0.1%
Affinia Group, Inc. 9% 11/30/14	$ 100,000	$ 91,000
Goodyear Tire & Rubber Co. 9% 7/1/15	500,000	478,750
Tenneco, Inc. 8.625% 11/15/14	555,000	549,450
TRW Automotive Acquisition Corp. 9.375% 2/15/13	87,000	92,655
Visteon Corp. 7% 3/10/14	690,000	562,350
		1,774,205
Automobiles - 0.3%
Ford Motor Co.:
6.625% 10/1/28	1,635,000	1,177,200
7.45% 7/16/31	5,000,000	3,675,000
General Motors Corp.:
6.375% 5/1/08	800,000	760,000
8.25% 7/15/23	800,000	660,000
		6,272,200
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15 (d)	40,000	40,100
Carriage Services, Inc. 7.875% 1/15/15	650,000	630,500
Service Corp. International (SCI):
6.5% 3/15/08	75,000	74,625
6.75% 4/1/16	1,205,000	1,117,638
		1,862,863
Hotels, Restaurants & Leisure - 0.2%
Carrols Corp. 9% 1/15/13	105,000	104,738
Domino's, Inc. 8.25% 7/1/11	55,000	56,650
Friendly Ice Cream Corp. 8.375% 6/15/12	70,000	58,713
Gaylord Entertainment Co.:
6.75% 11/15/14	50,000	46,750
8% 11/15/13	225,000	228,375
Herbst Gaming, Inc.:
7% 11/15/14	50,000	48,250
8.125% 6/1/12	70,000	71,225
Host Marriott LP:
6.75% 6/1/16 (d)	100,000	96,000
7.125% 11/1/13	35,000	35,044
Kerzner International Ltd. 6.75% 10/1/15	140,000	147,350
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	435,000	402,375
MGM MIRAGE:
6% 10/1/09	50,000	48,500
8.375% 2/1/11	40,000	41,200
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mohegan Tribal Gaming Authority 7.125% 8/15/14	$ 40,000	$ 39,050
MTR Gaming Group, Inc. 9.75% 4/1/10	385,000	406,175
Penn National Gaming, Inc. 6.875% 12/1/11	80,000	78,900
Pinnacle Entertainment, Inc. 8.25% 3/15/12	140,000	140,000
Resorts International Hotel & Casino, Inc. 11.5% 3/15/09	225,000	241,875
San Pasqual Casino Development Group, Inc. 8% 9/15/13 (d)	30,000	30,150
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	70,000	68,250
7.25% 5/1/12	50,000	48,750
Six Flags, Inc.:
9.625% 6/1/14	180,000	163,350
9.75% 4/15/13	55,000	50,463
Speedway Motorsports, Inc. 6.75% 6/1/13	100,000	96,875
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12	250,000	264,375
Station Casinos, Inc.:
6% 4/1/12	420,000	394,275
6.5% 2/1/14	40,000	36,950
6.625% 3/15/18	50,000	44,500
6.875% 3/1/16	450,000	415,688
Town Sports International, Inc. 9.625% 4/15/11	106,000	109,975
Vail Resorts, Inc. 6.75% 2/15/14	60,000	57,300
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	40,000	27,200
9% 1/15/12	30,000	30,600
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (d)	42,000	44,415
Wheeling Island Gaming, Inc. 10.125% 12/15/09	160,000	164,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	160,000	150,600
		4,489,486
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	650,000	629,527
Goodman Global Holdings, Inc. 7.875% 12/15/12	180,000	167,400
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	50,000	43,500
6.5% 1/15/14	100,000	89,500
8.875% 4/1/12	10,000	9,725
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home 7.25% 6/15/18	$ 100,000	$ 93,390
Sealy Mattress Co. 8.25% 6/15/14	50,000	49,875
Technical Olympic USA, Inc. 8.25% 4/1/11 (d)	200,000	183,000
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (d)	395,000	402,900
WCI Communities, Inc. 9.125% 5/1/12	35,000	31,413
		1,700,230
Media - 2.0%
AOL Time Warner, Inc. 7.625% 4/15/31	500,000	537,639
Cablevision Systems Corp.:
8% 4/15/12	530,000	524,038
9.62% 4/1/09 (f)	340,000	360,400
CanWest Media, Inc. 8% 9/15/12	30,000	28,800
Charter Communications Holding II LLC/Charter Communications Holdings II Capital Corp.:
10.25% 9/15/10	615,000	621,150
10.25% 9/15/10	100,000	101,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (d)	370,000	372,775
Cinemark, Inc. 0% 3/15/14 (b)	100,000	78,000
Comcast Corp.:
4.95% 6/15/16	530,000	480,186
5.5% 3/15/11	625,000	619,272
5.85% 1/15/10	500,000	501,883
6.45% 3/15/37	7,845,000	7,444,395
Cox Communications, Inc.:
4.625% 1/15/10	6,210,000	5,966,624
4.625% 6/1/13	1,060,000	962,243
CSC Holdings, Inc.:
7.25% 4/15/12 (d)(f)	460,000	445,050
7.875% 2/15/18	400,000	405,000
8.125% 7/15/09	365,000	373,669
Dex Media, Inc.:
0% 11/15/13 (b)	95,000	78,375
0% 11/15/13 (b)	5,000	4,125
8% 11/15/13	260,000	258,700
EchoStar DBS Corp.:
6.375% 10/1/11	450,000	439,313
6.625% 10/1/14	400,000	386,000
7.125% 2/1/16 (d)	750,000	736,875
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Globo Communicacoes e Partcipacoes LTDA 9.375% 12/31/49	$ 200,000	$ 195,000
Globo Comunicacoes e Participacoes SA (Reg. S) 7.375% 10/20/11 (c)	1,116,302	1,117,697
Granite Broadcasting Corp. 9.75% 12/1/10	390,000	356,850
Houghton Mifflin Co.:
0% 10/15/13 (b)	450,000	372,375
8.25% 2/1/11	500,000	503,125
9.875% 2/1/13	445,000	457,238
iesy Repository GmbH 10.375% 2/15/15 (d)	80,000	72,800
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09	100,000	102,000
Liberty Media Corp.:
5.7% 5/15/13	570,000	524,400
5.7% 5/15/13	450,000	414,000
8.5% 7/15/29	130,000	129,341
LodgeNet Entertainment Corp. 9.5% 6/15/13	440,000	468,050
News America Holdings, Inc. 7.75% 12/1/45	170,000	181,443
News America, Inc.:
6.2% 12/15/34	5,330,000	4,879,977
6.4% 12/15/35	500,000	470,073
Nexstar Broadcasting, Inc. 7% 1/15/14	700,000	616,000
PanAmSat Corp.:
6.375% 1/15/08	200,000	197,000
9% 8/15/14	84,000	84,840
Paxson Communications Corp.:
8.7569% 1/15/12 (d)(f)	700,000	707,000
11.7569% 1/15/13 (d)(f)	800,000	800,000
Quebecor Media, Inc. 7.75% 3/15/16	450,000	438,750
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (d)	280,000	294,000
10.375% 9/1/14 (d)	30,000	33,150
Rogers Cable, Inc. 6.75% 3/15/15	50,000	48,375
The Reader's Digest Association, Inc. 6.5% 3/1/11	600,000	579,000
Time Warner Entertainment Co. LP 8.375% 7/15/33	1,000,000	1,128,449
Time Warner, Inc.:
6.625% 5/15/29	8,830,000	8,522,460
9.125% 1/15/13	40,000	45,755
Viacom, Inc. 5.75% 4/30/11 (d)	995,000	976,458
Visant Holding Corp. 8.75% 12/1/13 (d)	450,000	433,125
		46,874,243
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. 9% 10/15/15	$ 100,000	$ 105,500
The May Department Stores Co. 6.7% 7/15/34	620,000	615,325
		720,825
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	60,000	58,575
9% 6/15/12	265,000	265,663
AutoNation, Inc. 7% 4/15/14 (d)	50,000	49,000
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	420,000	424,200
Nebraska Book Co., Inc. 8.625% 3/15/12	90,000	81,450
Sonic Automotive, Inc. 8.625% 8/15/13	665,000	661,675
United Auto Group, Inc. 9.625% 3/15/12	50,000	52,500
		1,593,063
Textiles, Apparel & Luxury Goods - 0.0%
Jostens IH Corp. 7.625% 10/1/12	190,000	183,350
Levi Strauss & Co.:
8.875% 4/1/16	100,000	97,500
9.75% 1/15/15	180,000	184,275
10.2581% 4/1/12 (f)	320,000	327,200
12.25% 12/15/12	315,000	351,619
		1,143,944
TOTAL CONSUMER DISCRETIONARY		66,431,059
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (d)	425,000	394,737
Food & Staples Retailing - 0.0%
Jean Coutu Group, Inc.:
7.625% 8/1/12	30,000	29,138
8.5% 8/1/14	60,000	55,875
Southern States Cooperative, Inc. 10.5% 11/1/10 (d)	365,000	382,338
Stater Brothers Holdings, Inc. 8.125% 6/15/12	330,000	328,350
		795,701
Food Products - 0.1%
B&G Foods, Inc. 8% 10/1/11	40,000	40,300
H.J. Heinz Co. 6.428% 12/1/08 (d)(f)	450,000	457,596
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	370,000	382,950
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
CONSUMER STAPLES - continued
Food Products - continued
NPI Merger Corp. 9.23% 10/15/13 (d)(f)	$ 20,000	$ 20,500
Pierre Foods, Inc. 9.875% 7/15/12	40,000	40,400
Swift & Co.:
10.125% 10/1/09	350,000	360,500
12.5% 1/1/10	80,000	82,400
		1,384,646
Personal Products - 0.0%
Avon Products, Inc. 5.125% 1/15/11	120,000	117,548
Revlon Consumer Products Corp. 9.5% 4/1/11	100,000	84,000
		201,548
Tobacco - 0.0%
Altria Group, Inc. 7% 11/4/13	220,000	236,280
TOTAL CONSUMER STAPLES		3,012,912
ENERGY - 1.9%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	340,000	332,910
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	275,000	254,049
Dresser-Rand Group, Inc. 7.375% 11/1/14	44,000	42,240
Hanover Compressor Co.:
7.5% 4/15/13	480,000	476,400
8.625% 12/15/10	20,000	20,750
Hanover Equipment Trust 8.75% 9/1/11	50,000	51,250
Noble Drilling Corp. 5.875% 6/1/13	460,000	461,032
Petronas Capital Ltd. 7% 5/22/12 (d)	5,000	5,302
Universal Compression, Inc. 7.25% 5/15/10	290,000	292,175
		1,936,108
Oil, Gas & Consumable Fuels - 1.8%
Amerada Hess Corp. 6.65% 8/15/11	110,000	114,079
ANR Pipeline, Inc. 9.625% 11/1/21	350,000	416,500
Arch Western Finance LLC 6.75% 7/1/13	350,000	334,250
Atlas Pipeline Partners LP/Atlas Pipeline Partners Finance Corp. 8.125% 12/15/15 (d)	290,000	291,450
Canadian Oil Sands Ltd. 4.8% 8/10/09 (d)	490,000	476,282
Chaparral Energy, Inc. 8.5% 12/1/15 (d)	530,000	528,675
Chesapeake Energy Corp.:
6.875% 1/15/16	350,000	336,000
7.625% 7/15/13	200,000	203,000
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.: - continued
7.75% 1/15/15	$ 430,000	$ 432,688
Colorado Interstate Gas Co.:
5.95% 3/15/15	510,000	471,750
6.8% 11/15/15	80,000	77,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	490,000	459,375
Duke Capital LLC 6.75% 2/15/32	1,400,000	1,409,237
El Paso Corp.:
6.375% 2/1/09 (d)	455,000	448,020
6.5% 6/1/08 (d)	400,000	397,476
6.7% 2/15/27 (d)	65,000	64,350
7.75% 6/15/10 (d)	850,000	859,869
7.875% 6/15/12	1,500,000	1,530,000
El Paso Energy Corp.:
7.375% 12/15/12	5,000	4,981
7.75% 1/15/32	15,000	14,845
8.05% 10/15/30	95,000	96,188
El Paso Production Holding Co. 7.75% 6/1/13	390,000	393,900
Empresa Nacional de Petroleo 6.75% 11/15/12 (d)	300,000	312,760
EnCana Holdings Finance Corp. 5.8% 5/1/14	240,000	236,904
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	50,000	50,625
Giant Industries, Inc. 8% 5/15/14	130,000	129,513
Kinder Morgan Energy Partners LP 5.8% 3/15/35	300,000	262,366
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	4,000,000	3,738,448
Massey Energy Co. 6.625% 11/15/10	40,000	40,000
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (d)	240,000	219,192
Newfield Exploration Co. 6.625% 9/1/14	90,000	87,075
Nexen, Inc. 5.875% 3/10/35	600,000	542,204
Northwest Pipeline Corp. 7% 6/15/16 (d)	300,000	299,625
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	55,000	52,113
8.25% 3/15/13	390,000	402,675
Pan American Energy LLC 7.125% 10/27/09 (d)	120,000	120,000
Peabody Energy Corp. 6.875% 3/15/13	20,000	19,425
Pemex Project Funding Master Trust:
5.75% 12/15/15 (d)	7,160,000	6,821,210
6.125% 8/15/08	250,000	250,500
7.375% 12/15/14	12,960,000	13,802,763
7.75% 9/28/49	1,468,000	1,471,670
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust: - continued
8.625% 2/1/22	$ 300,000	$ 349,500
Petrobras Energia SA 9.375% 10/30/13	55,000	59,675
Petrohawk Energy Corp. 9.125% 7/15/13 (d)	1,000,000	1,017,500
Petrozuata Finance, Inc.:
7.63% 4/1/09 (d)	402,350	401,847
8.22% 4/1/17 (d)	350,000	343,000
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	390,000	366,600
7.375% 7/15/13	40,000	39,800
Ship Finance International Ltd. 8.5% 12/15/13	330,000	315,150
Southern Star Central Corp. 6.75% 3/1/16 (d)	60,000	58,211
Talisman Energy, Inc. 5.85% 2/1/37	350,000	316,561
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (d)	440,000	429,000
Teekay Shipping Corp. 8.875% 7/15/11	30,000	31,350
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16 (d)	100,000	96,625
Williams Co., Inc. Credit Linked Certificate Trust III 6.75% 4/15/09 (d)	215,000	213,925
Williams Companies, Inc.:
7.125% 9/1/11	255,000	256,913
7.625% 7/15/19	30,000	30,188
7.875% 9/1/21	35,000	35,569
8.125% 3/15/12	280,000	290,500
8.75% 3/15/32	165,000	177,375
Williams Partners LP/Williams Partners Finance Corp. 7.5% 6/15/11 (d)	100,000	100,750
YPF SA:
10% 11/2/28	125,000	145,000
yankee 9.125% 2/24/09	275,000	289,438
		43,584,060
TOTAL ENERGY		45,520,168
FINANCIALS - 8.3%
Capital Markets - 1.6%
Ameriprise Financial, Inc. 7.518% 6/1/66 (c)	1,475,000	1,516,930
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	100,000	96,704
4.25% 9/4/12 (f)	205,000	202,437
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
E*TRADE Financial Corp.:
7.375% 9/15/13	$ 440,000	$ 441,100
8% 6/15/11	815,000	837,413
Franklin Resources, Inc. 3.7% 4/15/08	1,135,000	1,101,177
Goldman Sachs Group, Inc.:
5.25% 10/15/13	7,020,000	6,786,725
5.7% 9/1/12	1,100,000	1,095,237
6.45% 5/1/36	8,375,000	8,224,191
6.6% 1/15/12	500,000	519,170
Lazard Group LLC 7.125% 5/15/15	685,000	698,989
Legg Mason, Inc. 6.75% 7/2/08	30,000	30,675
Lehman Brothers Holdings E-Capital Trust I 5.9538% 8/19/65 (f)	7,200,000	7,203,730
Merrill Lynch & Co., Inc. 4.25% 2/8/10	685,000	655,876
Morgan Stanley 6.6% 4/1/12	8,100,000	8,468,153
		37,878,507
Commercial Banks - 1.2%
Banco Nacional de Desenvolvimento Economico e Social 5.727% 6/16/08 (f)	355,000	349,675
Corporacion Andina de Fomento 5.2% 5/21/13	35,000	33,586
Dresdner Bank AG 10.375% 8/17/09 (d)	1,050,000	1,131,375
Export-Import Bank of Korea 5.125% 2/14/11	5,710,000	5,563,322
KeyCorp Capital Trust VII 5.7% 6/15/35	4,340,000	3,773,665
Korea Development Bank:
3.875% 3/2/09	5,455,000	5,237,024
4.75% 7/20/09	320,000	313,025
Kyivstar GSM 7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (d)	100,000	98,000
Santander Issuances SA Unipersonal 5.805% 6/20/16 (d)(f)	1,190,000	1,191,811
UBS Luxembourg SA 8% 2/11/10	550,000	556,600
Vimpel Communications 10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)	600,000	641,280
Wachovia Bank NA 4.875% 2/1/15	10,400,000	9,735,346
Wachovia Corp. 4.875% 2/15/14	175,000	165,750
Western Financial Bank 9.625% 5/15/12	15,000	16,538
Woori Bank 6.125% 5/3/16 (d)(f)	375,000	373,544
		29,180,541
Consumer Finance - 1.2%
American Express Co. 6.8% 9/1/66 (f)	1,205,000	1,218,821
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
Capital One Bank 6.5% 6/13/13	$ 1,090,000	$ 1,121,068
Ford Motor Credit Co.:
6.625% 6/16/08	840,000	809,179
7% 10/1/13	1,050,000	924,000
8.625% 11/1/10	900,000	865,185
9.9569% 4/15/12 (f)	700,000	719,250
General Electric Capital Corp. 5.5% 4/28/11	8,930,000	8,933,563
General Motors Acceptance Corp.:
6.125% 2/1/07	600,000	596,620
6.75% 12/1/14	1,135,000	1,066,900
6.875% 9/15/11	950,000	916,750
8% 11/1/31	900,000	882,000
Household Finance Corp. 4.125% 11/16/09	9,340,000	8,952,941
MBNA America Bank NA 7.125% 11/15/12	500,000	538,881
Triad Acquisition Corp. 11.125% 5/1/13	55,000	52,250
		27,597,408
Diversified Financial Services - 1.2%
BAC Capital Trust XI 6.625% 5/23/36	9,775,000	9,959,816
Bank of America Corp. 7.4% 1/15/11	780,000	835,875
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13	320,000	316,800
Citigroup, Inc. 5% 9/15/14	1,250,000	1,185,315
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	500,000	502,500
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12	68,000	71,655
JPMorgan Chase & Co.:
4.875% 3/15/14	1,150,000	1,082,072
5.6% 6/1/11	1,163,000	1,165,366
5.75% 1/2/13	325,000	325,179
JPMorgan Chase Capital XVII 5.85% 8/1/35	7,405,000	6,691,536
Prime Property Funding, Inc. 5.125% 6/1/15 (d)	510,000	472,782
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	500,000	470,816
ZFS Finance USA Trust I 6.15% 12/15/65 (d)(f)	4,010,000	3,893,890
		26,973,602
Insurance - 1.1%
Aegon NV 4.75% 6/1/13	500,000	471,554
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,625,000	5,360,198
Lincoln National Corp. 7% 5/17/66 (f)	12,770,000	12,967,718
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	1,089,000	1,125,124
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Insurance - continued
Symetra Financial Corp. 6.125% 4/1/16 (d)	$ 380,000	$ 372,783
Travelers Property Casualty Corp. 5% 3/15/13	4,427,000	4,186,831
UnumProvident Corp. 7.625% 3/1/11	77,000	80,510
		24,564,718
Real Estate Investment Trusts - 0.7%
Archstone-Smith Operating Trust 5.25% 5/1/15	805,000	765,747
Arden Realty LP 5.25% 3/1/15	1,210,000	1,170,284
Boston Properties, Inc. 6.25% 1/15/13	245,000	249,950
Brandywine Operating Partnership LP:
5.625% 12/15/10	4,505,000	4,449,052
5.75% 4/1/12	455,000	450,350
Camden Property Trust 5.875% 11/30/12	200,000	199,614
Colonial Properties Trust:
4.75% 2/1/10	630,000	607,248
5.5% 10/1/15	1,100,000	1,042,380
Developers Diversified Realty Corp.:
4.625% 8/1/10	40,000	38,331
5% 5/3/10	350,000	341,468
5.25% 4/15/11	205,000	200,328
5.375% 10/15/12	210,000	204,120
HRPT Properties Trust 5.75% 11/1/15	120,000	115,962
Mack-Cali Realty LP 5.05% 4/15/10	250,000	242,717
Omega Healthcare Investors, Inc.:
7% 4/1/14	870,000	837,375
7% 1/15/16	400,000	381,000
Senior Housing Properties Trust:
7.875% 4/15/15	613,000	619,130
8.625% 1/15/12	500,000	525,000
Simon Property Group LP:
5.1% 6/15/15	485,000	453,666
5.625% 8/15/14	1,000,000	979,277
The Rouse Co. 5.375% 11/26/13	100,000	91,404
Thornburg Mortgage, Inc. 8% 5/15/13	100,000	97,750
United Dominion Realty Trust 5.25% 1/15/15	80,000	75,315
Ventas Realty LP/Ventas Capital Corp.:
6.5% 6/1/16	150,000	143,625
6.625% 10/15/14	865,000	843,375
Washington (REIT) 5.95% 6/15/11	1,665,000	1,674,659
		16,799,127
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	$ 415,000	$ 405,663
8.125% 6/1/12	385,000	390,775
CB Richard Ellis Services, Inc. 9.75% 5/15/10	10,000	10,675
EOP Operating LP:
4.65% 10/1/10	2,170,000	2,074,974
4.75% 3/15/14	4,360,000	4,012,185
6.75% 2/15/12	145,000	150,951
6.8% 1/15/09	1,000,000	1,025,207
7% 7/15/11	500,000	523,239
Forest City Enterprises, Inc. 7.625% 6/1/15	50,000	51,000
Post Apartment Homes LP 6.3% 6/1/13	585,000	589,860
		9,234,529
Thrifts & Mortgage Finance - 0.9%
Independence Community Bank Corp.:
3.75% 4/1/14 (f)	545,000	518,720
4.9% 9/23/10	8,150,000	7,880,903
Residential Capital Corp.:
6.375% 6/30/10	45,000	44,848
6.875% 6/30/15	3,320,000	3,367,107
Washington Mutual, Inc.:
4.625% 4/1/14	750,000	682,744
5.7956% 9/17/12 (f)	7,500,000	7,508,588
		20,002,910
TOTAL FINANCIALS		192,231,342
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Boston Scientific Corp. 6.4% 6/15/16	1,180,000	1,163,774
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	80,000	84,200
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	310,000	320,850
Community Health Systems, Inc. 6.5% 12/15/12	80,000	74,600
Concentra Operating Corp.:
9.125% 6/1/12	10,000	10,375
9.5% 8/15/10	110,000	114,125
CRC Health Group, Inc. 10.75% 2/1/16 (d)	350,000	355,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
DaVita, Inc.:
6.625% 3/15/13	$ 290,000	$ 275,500
7.25% 3/15/15	615,000	587,325
HCA, Inc. 6.5% 2/15/16	700,000	554,750
HealthSouth Corp. 10.75% 6/15/16 (d)	300,000	286,500
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	350,000	334,250
Multiplan, Inc. 10.375% 4/15/16 (d)	100,000	100,500
ResCare, Inc. 7.75% 10/15/13	80,000	79,000
Rural/Metro Corp.:
0% 3/15/16 (b)	150,000	108,750
9.875% 3/15/15	180,000	183,600
Skilled Healthcare Group, Inc. 11% 1/15/14 (d)	100,000	105,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	100,000	103,500
Tenet Healthcare Corp.:
6.375% 12/1/11	375,000	318,750
6.5% 6/1/12	15,000	12,581
7.375% 2/1/13	675,000	587,250
9.25% 2/1/15 (d)	1,000,000	927,500
U.S. Oncology, Inc.:
9% 8/15/12	280,000	288,400
10.75% 8/15/14	80,000	86,600
		5,899,156
Pharmaceuticals - 0.0%
CDRV Investors, Inc. 0% 1/1/15 (b)	100,000	70,750
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	50,000	48,000
Mylan Laboratories, Inc. 6.375% 8/15/15	60,000	57,900
VWR International, Inc.:
6.875% 4/15/12	30,000	28,575
8% 4/15/14	30,000	29,475
		234,700
TOTAL HEALTH CARE		7,297,630
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.1%
Alliant Techsystems, Inc. 6.75% 4/1/16	300,000	289,500
BAE Systems Holdings, Inc. 4.75% 8/15/10 (d)	525,000	505,233
BE Aerospace, Inc. 8.5% 10/1/10	100,000	106,250
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Bombardier, Inc.:
6.3% 5/1/14 (d)	$ 340,000	$ 297,500
6.75% 5/1/12 (d)	105,000	97,125
K & F Acquisition, Inc. 7.75% 11/15/14	40,000	39,200
Orbital Sciences Corp. 9% 7/15/11	135,000	140,738
		1,475,546
Airlines - 1.5%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	50,000	48,875
6.855% 10/15/10	50,901	51,504
6.977% 11/23/22	9,891	9,446
6.978% 10/1/12	114,523	117,119
7.024% 4/15/11	365,000	368,650
7.377% 5/23/19	105,924	94,273
7.379% 11/23/17	35,701	31,060
7.8% 4/1/08	65,000	65,000
7.858% 4/1/13	9,525,000	10,001,250
AMR Corp. 9% 8/1/12	485,000	478,938
Continental Airlines, Inc.:
8.4075% 6/2/13 (f)	100,000	100,750
9.558% 9/1/19	277,121	286,821
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	6,226,374	6,244,474
6.795% 2/2/20	446,954	424,606
7.566% 9/15/21	84,642	82,526
7.73% 9/15/12	21,945	21,067
8.499% 11/1/12	29,684	29,090
9.798% 4/1/21	388,349	405,824
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)	1,450,000	384,250
8.3% 12/15/29 (a)	1,000,000	268,800
9.5% 11/18/08 (a)(d)	61,000	67,100
Delta Air Lines, Inc. pass thru trust certificates:
7.111% 3/18/13	6,680,000	6,663,300
7.299% 9/18/06	1,000	970
7.57% 11/18/10	805,000	808,019
7.779% 1/2/12	85,169	79,633
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	600,000	306,000
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	7,800	6,708
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.626% 4/1/10	$ 25,044	$ 22,540
U.S. Airways pass thru trust certificates 6.85% 7/30/19	282,054	285,580
United Airlines pass thru Certificates:
6.071% 9/1/14	291,458	291,823
6.201% 3/1/10	125,723	124,780
6.602% 9/1/13	376,272	376,803
7.032% 4/1/12	1,677,832	1,711,204
7.186% 10/1/12	4,154,540	4,185,699
		34,444,482
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10	20,000	21,150
Nortek, Inc. 8.5% 9/1/14	100,000	93,750
		114,900
Commercial Services & Supplies - 0.1%
ACCO Brands Corp. 7.625% 8/15/15	130,000	120,250
Adesa, Inc. 7.625% 6/15/12	50,000	49,000
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	445,000	429,425
Allied Waste North America, Inc.:
5.75% 2/15/11	370,000	349,650
7.125% 5/15/16 (d)	400,000	381,000
7.25% 3/15/15	800,000	772,000
7.875% 4/15/13	120,000	120,900
Cenveo Corp. 7.875% 12/1/13	463,000	450,268
FTI Consulting, Inc. 7.625% 6/15/13	105,000	105,263
IKON Office Solutions, Inc. 7.75% 9/15/15	230,000	225,975
Mac-Gray Corp. 7.625% 8/15/15	150,000	150,750
		3,154,481
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13	20,000	19,450
Industrial Conglomerates - 0.4%
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (d)	910,000	933,320
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (d)	7,200,000	7,116,055
Nell AF Sarl 8.375% 8/15/15 (d)	75,000	72,938
		8,122,313
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INDUSTRIALS - continued
Machinery - 0.0%
Accuride Corp. 8.5% 2/1/15	$ 80,000	$ 74,400
Case New Holland, Inc. 7.125% 3/1/14	350,000	341,250
Chart Industries, Inc. 9.125% 10/15/15 (d)	40,000	41,300
Columbus McKinnon Corp. 8.875% 11/1/13	20,000	20,400
Commercial Vehicle Group, Inc. 8% 7/1/13	50,000	47,440
Dresser, Inc. 9.375% 4/15/11	15,000	15,300
Invensys PLC 9.875% 3/15/11 (d)	164,000	176,300
Park-Ohio Industries, Inc. 8.375% 11/15/14	60,000	53,700
Terex Corp. 7.375% 1/15/14	100,000	99,500
		869,590
Marine - 0.0%
American Commercial Lines LLC/ACL Finance Corp. 9.5% 2/15/15	471,000	515,745
H-Lines Finance Holding Corp. 0% 4/1/13 (b)	126,000	108,360
Horizon Lines LLC/Horizon Lines Holdings Corp. 9% 11/1/12	332,000	336,150
OMI Corp. 7.625% 12/1/13	95,000	95,000
		1,055,255
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14 (d)	400,000	391,000
7.75% 5/15/16 (d)	400,000	390,000
Hertz Corp.:
8.875% 1/1/14 (d)	700,000	731,500
10.5% 1/1/16 (d)	360,000	392,850
Kansas City Southern Railway Co. 7.5% 6/15/09	400,000	402,000
TFM SA de CV 9.375% 5/1/12	65,000	68,900
		2,376,250
Trading Companies & Distributors - 0.1%
Ashtead Holdings PLC 8.625% 8/1/15 (d)	275,000	270,875
H&E Equipment Services, Inc. 8.375% 7/15/16 (d)	160,000	161,200
Neff Rent LLC/Neff Finance Corp. 11.25% 6/15/12 (d)	400,000	430,000
Penhall International Corp. 12% 8/1/14 (d)	250,000	258,125
		1,120,200
Transportation Infrastructure - 0.6%
BNSF Funding Trust I 6.613% 12/15/55 (f)	15,360,000	14,619,602
TOTAL INDUSTRIALS		67,372,069
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15	$ 520,000	$ 495,300
Nortel Networks Corp.:
9.73% 7/15/11 (d)(f)	200,000	201,250
10.125% 7/15/13 (d)	200,000	201,000
		897,550
Electronic Equipment & Instruments - 0.0%
Celestica, Inc. 7.875% 7/1/11	350,000	339,500
Sanmina-SCI Corp. 8.125% 3/1/16	350,000	339,500
		679,000
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	120,000	109,800
SunGard Data Systems, Inc. 9.125% 8/15/13	575,000	587,219
		697,019
Office Electronics - 0.1%
Xerox Capital Trust I 8% 2/1/27	130,000	130,650
Xerox Corp.:
7.2% 4/1/16	465,000	462,675
7.625% 6/15/13	310,000	313,100
		906,425
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology, Inc.:
7.75% 5/15/13	65,000	57,200
9.25% 6/1/16	100,000	91,875
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	6,340,000	6,240,944
6.375% 8/3/15	760,000	732,151
Freescale Semiconductor, Inc. 7.125% 7/15/14	60,000	60,900
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co.:
6.875% 12/15/11	25,000	20,500
8% 12/15/14	80,000	53,600
New ASAT Finance Ltd. 9.25% 2/1/11	60,000	46,200
Viasystems, Inc. 10.5% 1/15/11	480,000	470,400
		7,773,770
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16 (d)	$ 50,000	$ 47,000
SERENA Software, Inc. 10.375% 3/15/16 (d)	230,000	231,725
		278,725
TOTAL INFORMATION TECHNOLOGY		11,232,489
MATERIALS - 0.6%
Chemicals - 0.2%
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	410,000	441,263
Berry Plastics Corp. 10.75% 7/15/12	80,000	87,400
Braskem SA:
(Reg. S) 11.75% 1/22/14	50,000	59,000
11.75% 1/22/14 (d)	20,000	23,600
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series B, 0% 10/1/14 (b)	550,000	429,000
Equistar Chemicals LP 7.55% 2/15/26	350,000	318,500
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	395,000	422,650
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 10.2569% 7/15/10 (f)	70,000	70,700
Huntsman International LLC 9.875% 3/1/09	115,000	119,600
IMC Global, Inc. 10.875% 8/1/13	100,000	111,250
Inergy LP/Inergy Finance Corp. 8.25% 3/1/16	310,000	314,650
Innophos, Inc. 8.875% 8/15/14	30,000	30,263
Lyondell Chemical Co.:
9.625% 5/1/07	200,000	204,000
10.875% 5/1/09	55,000	56,100
Nalco Co. 7.75% 11/15/11	630,000	630,000
Pliant Corp. 0% 6/15/09 (b)	60,000	57,900
Rhodia SA:
7.625% 6/1/10	600,000	607,500
8.875% 6/1/11	300,000	306,000
Rockwood Specialties Group, Inc. 7.5% 11/15/14	150,000	147,750
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12	800,000	832,000
		5,269,126
Construction Materials - 0.0%
Texas Industries, Inc. 7.25% 7/15/13	30,000	30,000
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	49,625
		79,625
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Containers & Packaging - 0.1%
AEP Industries, Inc. 7.875% 3/15/13	$ 30,000	$ 30,000
Ball Corp. 6.625% 3/15/18	500,000	472,500
BWAY Corp. 10% 10/15/10	105,000	110,250
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15 (d)	200,000	198,000
Crown Cork & Seal, Inc. 8% 4/15/23	105,000	98,700
Graham Packaging Co. LP/GPC Capital Corp.:
8.5% 10/15/12	50,000	48,750
9.875% 10/15/14	395,000	383,150
Graphic Packaging International, Inc. 8.5% 8/15/11	120,000	121,200
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	15,000	13,575
Owens-Brockway Glass Container, Inc.:
8.25% 5/15/13	15,000	15,150
8.875% 2/15/09	350,000	360,500
Owens-Illinois, Inc.:
7.35% 5/15/08	50,000	50,000
7.5% 5/15/10	395,000	389,075
7.8% 5/15/18	45,000	41,963
8.1% 5/15/07	410,000	412,050
Tekni-Plex, Inc. 10.875% 8/15/12 (d)	40,000	44,000
		2,788,863
Metals & Mining - 0.2%
Aleris International, Inc. 9% 11/15/14	20,000	22,600
California Steel Industries, Inc. 6.125% 3/15/14	40,000	36,900
Century Aluminum Co. 7.5% 8/15/14	40,000	39,600
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (d)	335,000	344,206
CSN Islands X Corp. (Reg. S) 9.5% 7/14/49	566,000	586,518
Evraz Securities SA 10.875% 8/3/09	700,000	768,600
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	375,000	364,219
10.125% 2/1/10	45,000	47,700
Newmont Mining Corp. 5.875% 4/1/35	405,000	363,100
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	195,000	195,975
Novelis, Inc. 7.25% 2/15/15 (d)(f)	210,000	202,125
RathGibson, Inc. 11.25% 2/15/14 (d)	50,000	51,625
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12	110,000	94,050
		3,117,218
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.:
7.125% 10/15/14	$ 30,000	$ 26,550
8.3819% 10/15/12 (f)	30,000	30,000
Buckeye Technologies, Inc. 8.5% 10/1/13	200,000	193,250
Georgia-Pacific Corp.:
7.375% 12/1/25	15,000	13,575
7.75% 11/15/29	10,000	9,113
8% 1/15/24	130,000	123,175
8.125% 5/15/11	605,000	599,706
International Paper Co. 4.25% 1/15/09	345,000	333,385
Millar Western Forest Products Ltd. 7.75% 11/15/13	120,000	91,200
P.H. Glatfelter Co. 7.125% 5/1/16 (d)	230,000	225,400
Solo Cup Co. 8.5% 2/15/14	145,000	123,975
Stone Container Corp. 8.375% 7/1/12	400,000	380,000
Stone Container Finance Co. 7.375% 7/15/14	400,000	354,000
		2,503,329
TOTAL MATERIALS		13,758,161
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.1%
Ameritech Capital Funding Corp. 6.25% 5/18/09	35,000	35,330
AT&T, Inc. 6.8% 5/15/36	2,000,000	2,012,486
British Telecommunications PLC:
8.375% 12/15/10	20,000	22,142
8.875% 12/15/30	145,000	182,789
Deutsche Telekom International Finance BV 5.25% 7/22/13	415,000	393,199
Embarq Corp.:
6.738% 6/1/13	85,000	85,816
7.082% 6/1/16	480,000	483,070
7.995% 6/1/36	5,991,000	6,145,598
Empresa Brasileira de Telecomm SA 11% 12/15/08	377,000	410,930
Eschelon Operating Co. 8.375% 3/15/10	96,000	92,160
GCI, Inc. 7.25% 2/15/14	50,000	47,750
Intelsat Ltd.:
6.5% 11/1/13	40,000	30,200
7.625% 4/15/12	20,000	16,800
9.25% 6/15/16 (d)	350,000	358,750
11.25% 6/15/16 (d)	400,000	404,500
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Financing, Inc. 12.25% 3/15/13 (d)	$ 650,000	$ 711,750
New Skies Satellites BV:
9.125% 11/1/12	145,000	153,338
10.4144% 11/1/11 (f)	100,000	103,000
Nordic Telephone Co. Holdings Aps 8.875% 5/1/16 (d)	75,000	77,719
NTL Cable PLC:
8.75% 4/15/14	300,000	303,000
9.125% 8/15/16	210,000	213,150
PT Indosat International Finance Co. BV 7.125% 6/22/12 (d)	205,000	198,850
Qwest Capital Funding, Inc.:
7% 8/3/09	50,000	49,375
7.25% 2/15/11	285,000	277,875
7.625% 8/3/21	20,000	19,000
Qwest Communications International, Inc.:
7.5% 2/15/14	1,060,000	1,028,200
7.5% 2/15/14	60,000	58,800
8.67% 2/15/09 (f)	340,000	345,950
Qwest Corp.:
7.625% 6/15/15	610,000	619,882
8.5794% 6/15/13 (f)	90,000	96,300
SBC Communications, Inc.:
6.15% 9/15/34	500,000	464,750
6.45% 6/15/34	220,000	211,737
Sprint Capital Corp. 8.375% 3/15/12	960,000	1,065,862
Telecom Italia Capital SA:
4% 1/15/10	4,055,000	3,816,696
4.875% 10/1/10	340,000	326,953
4.95% 9/30/14	415,000	377,450
6% 9/30/34	500,000	442,699
7.2% 7/18/36	2,000,000	2,039,640
Telefonica de Argentina SA 9.125% 11/7/10	560,000	579,600
Telefonica Emisiones SAU 7.045% 6/20/36	8,825,000	9,064,511
Telefonos de Mexico SA de CV 4.75% 1/27/10	90,000	86,818
Telenet Group Holding NV 0% 6/15/14 (b)(d)	52,000	44,330
TELUS Corp. yankee 7.5% 6/1/07	7,570,000	7,684,693
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	80,000	82,000
U.S. West Capital Funding, Inc. 6.375% 7/15/08	375,000	372,188
U.S. West Communications 6.875% 9/15/33	415,000	367,275
Verizon Global Funding Corp. 7.75% 12/1/30	5,296,000	5,782,544
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon New York, Inc. 6.875% 4/1/12	$ 120,000	$ 123,017
Wind Acquisition Finance SA 10.75% 12/1/15 (d)	350,000	376,688
Windstream Corp.:
8.125% 8/1/13 (d)	200,000	207,500
8.625% 8/1/16 (d)	350,000	364,000
		48,858,660
Wireless Telecommunication Services - 0.5%
America Movil SA de CV:
4.125% 3/1/09	185,000	177,599
6.375% 3/1/35	780,000	720,049
American Tower Corp. 7.5% 5/1/12	105,000	107,100
AT&T Wireless Services, Inc.:
7.875% 3/1/11	220,000	238,687
8.125% 5/1/12	555,000	615,005
Centennial Communications Corp. 10% 1/1/13	450,000	448,875
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14	310,000	301,475
Digicel Ltd. 9.25% 9/1/12 (d)(e)	520,000	540,800
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15	1,000,000	925,000
8.375% 3/15/13	1,000,000	1,046,250
Inmarsat Finance II PLC 0% 11/15/12 (b)	70,000	59,850
Inmarsat Finance PLC 7.625% 6/30/12	45,000	45,900
Intelsat Subsidiary Holding Co. Ltd. 8.625% 1/15/15 (f)	195,000	193,781
Mobile Telesystems Finance SA:
8% 1/28/12 (d)	60,000	60,228
8.375% 10/14/10 (d)	805,000	823,515
Nextel Communications, Inc.:
5.95% 3/15/14	1,185,000	1,158,338
7.375% 8/1/15	150,000	153,853
Rogers Communications, Inc.:
6.375% 3/1/14	440,000	422,950
8% 12/15/12	355,000	366,538
9.625% 5/1/11	26,000	28,730
Rural Cellular Corp.:
8.25% 3/15/12	360,000	369,000
9.75% 1/15/10	100,000	100,000
Stratos Global Corp. 9.875% 2/15/13 (d)	150,000	130,500
Telecom Personal SA 9.25% 12/22/10 (d)	565,000	573,475
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
5% 12/16/13	$ 910,000	$ 850,250
5.5% 6/15/11	170,000	167,449
		10,625,197
TOTAL TELECOMMUNICATION SERVICES		59,483,857
UTILITIES - 2.8%
Electric Utilities - 1.0%
AES Gener SA 7.5% 3/25/14	70,000	71,050
Chivor SA E.S.P. 9.75% 12/30/14 (d)	493,000	534,905
Cleveland Electric Illuminating Co. 5.65% 12/15/13	300,000	293,640
Exelon Corp.:
4.9% 6/15/15	6,195,000	5,707,571
6.75% 5/1/11	420,000	436,170
FirstEnergy Corp. 6.45% 11/15/11	155,000	159,320
Mirant Americas Generation LLC 8.5% 10/1/21	350,000	322,875
MSW Energy Holdings II LLC/MSW Finance Co. II, Inc. 7.375% 9/1/10	440,000	440,000
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10	360,000	370,800
Nevada Power Co.:
5.875% 1/15/15	40,000	38,204
6.5% 4/15/12	50,000	50,146
Oncor Electric Delivery Co. 6.375% 5/1/12	5,720,000	5,822,542
Progress Energy, Inc.:
5.625% 1/15/16	1,000,000	970,479
7.1% 3/1/11	6,660,000	7,036,949
Sierra Pacific Power Co. 6% 5/15/16 (d)	50,000	47,750
Sierra Pacific Resources 7.803% 6/15/12	290,000	294,350
TXU Energy Co. LLC 7% 3/15/13	880,000	906,173
		23,502,924
Gas Utilities - 0.0%
El Paso Energy Corp. 6.75% 5/15/09	25,000	24,813
Sonat, Inc.:
6.625% 2/1/08	20,000	19,900
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Gas Utilities - continued
Sonat, Inc.: - continued
6.75% 10/1/07	$ 15,000	$ 15,019
Transportadora de Gas del Sur SA (Reg. S) 6.5% 12/15/10 (c)	716,360	704,719
		764,451
Independent Power Producers & Energy Traders - 0.7%
AES Corp.:
7.75% 3/1/14	1,400,000	1,408,750
8.75% 6/15/08	2,000	2,068
8.75% 5/15/13 (d)	35,000	37,275
8.875% 2/15/11	982,000	1,027,418
9% 5/15/15 (d)	625,000	669,531
9.375% 9/15/10	7,000	7,455
9.5% 6/1/09	19,000	19,998
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	170,000	177,650
8.25% 4/15/12 (d)	90,000	95,850
Constellation Energy Group, Inc. 7% 4/1/12	1,050,000	1,101,861
Duke Capital LLC 5.668% 8/15/14	3,120,000	3,011,917
Mirant North America LLC/Mirant North America Finance Corp. 7.375% 12/31/13 (d)	1,020,000	976,650
NRG Energy, Inc.:
7.25% 2/1/14	1,300,000	1,277,250
7.375% 2/1/16	1,280,000	1,256,000
PPL Energy Supply LLC:
5.7% 10/15/35	655,000	628,289
6.2% 5/15/16	500,000	501,797
Tenaska Alabama Partners LP 7% 6/30/21 (d)	488,618	470,295
TXU Corp. 5.55% 11/15/14	3,140,000	2,852,062
		15,522,116
Multi-Utilities - 1.1%
CMS Energy Corp.:
6.3% 2/1/12	760,000	729,600
8.5% 4/15/11	545,000	572,250
9.875% 10/15/07	135,000	140,569
Dominion Resources, Inc.:
4.75% 12/15/10	535,000	514,422
5.95% 6/15/35	5,905,000	5,419,207
6.25% 6/30/12	270,000	273,445
Nonconvertible Bonds - continued
	Principal Amount	Value (Note 1)
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.: - continued
7.5% 6/30/66 (f)	$ 1,495,000	$ 1,504,279
MidAmerican Energy Holdings, Inc. 6.125% 4/1/36 (d)	11,405,000	10,974,746
National Grid PLC 6.3% 8/1/16	5,245,000	5,280,121
Utilicorp Canada Finance Corp. 7.75% 6/15/11	105,000	108,806
		25,517,445
TOTAL UTILITIES		65,306,936
TOTAL NONCONVERTIBLE BONDS (Cost $526,688,826)		531,646,623
U.S. Government and Government Agency Obligations - 22.2%

U.S. Government Agency Obligations - 2.9%
Fannie Mae:
3.25% 1/15/08	8,000,000	7,771,304
4.375% 7/17/13	8,745,000	8,240,282
4.625% 5/1/13	5,000,000	4,745,530
6.25% 2/1/11	19,170,000	19,786,277
Freddie Mac:
5.25% 11/5/12	280,000	273,395
5.875% 3/21/11	25,685,000	26,118,434
Tennessee Valley Authority 5.375% 4/1/56	385,000	371,119
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		67,306,341
U.S. Treasury Inflation Protected Obligations - 4.4%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	3,206,220	3,035,640
2% 1/15/14	99,922,354	97,158,386
2.375% 4/15/11	2,040,120	2,040,580
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		102,234,606
U.S. Treasury Obligations - 14.9%
U.S. Treasury Bond - principal STRIPS:
2/15/15	78,530,000	51,510,497
5/15/30	35,870,000	10,737,089
U.S. Treasury Bonds 6.25% 5/15/30	5,861,000	6,745,185
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Treasury Obligations - continued
U.S. Treasury Notes:
4.25% 8/15/13	$ 81,769,000	$ 78,463,079
4.75% 5/15/14	33,615,000	33,168,559
U.S. Treasury Notes - principal STRIPS:
8/15/10	131,350,000	108,364,364
2/15/12	60,740,000	46,479,402
8/15/12	14,300,000	10,694,069
TOTAL U.S. TREASURY OBLIGATIONS		346,162,244
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $513,123,592)		515,703,191
U.S. Government Agency - Mortgage Securities - 23.1%

Fannie Mae - 21.0%
3.732% 1/1/35 (f)	65,544	64,095
3.735% 10/1/33 (f)	54,005	52,637
3.746% 12/1/34 (f)	47,641	46,596
3.75% 1/1/34 (f)	55,380	53,910
3.757% 10/1/33 (f)	46,712	45,594
3.77% 12/1/34 (f)	13,066	12,796
3.791% 6/1/34 (f)	225,192	218,443
3.81% 6/1/33 (f)	38,523	37,792
3.837% 4/1/33 (f)	164,027	161,029
3.84% 1/1/35 (f)	126,891	124,198
3.843% 1/1/35 (f)	46,505	45,470
3.847% 5/1/34 (f)	9,868,929	9,590,822
3.851% 10/1/33 (f)	1,390,081	1,361,362
3.866% 1/1/35 (f)	73,853	72,523
3.897% 10/1/34 (f)	42,867	42,233
3.904% 1/1/35 (f)	123,225	121,440
3.923% 5/1/34 (f)	15,977	16,077
3.926% 12/1/34 (f)	36,349	35,734
3.951% 1/1/35 (f)	47,265	46,577
3.952% 12/1/34 (f)	32,124	31,692
3.952% 12/1/34 (f)	280,803	276,779
3.957% 5/1/33 (f)	12,752	12,532
3.987% 12/1/34 (f)	49,073	48,242
3.997% 12/1/34 (f)	33,019	32,551
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
3.997% 1/1/35 (f)	$ 32,810	$ 32,359
4.004% 2/1/35 (f)	35,954	35,439
4.015% 12/1/34 (f)	69,336	68,488
4.037% 1/1/35 (f)	29,664	29,281
4.037% 1/1/35 (f)	18,846	18,578
4.039% 2/1/35 (f)	33,117	32,648
4.049% 10/1/18 (f)	41,474	40,694
4.065% 1/1/35 (f)	61,568	60,655
4.077% 2/1/35 (f)	66,767	65,878
4.082% 4/1/33 (f)	14,409	14,231
4.084% 2/1/35 (f)	35,188	34,704
4.089% 2/1/35 (f)	32,450	32,020
4.092% 11/1/34 (f)	56,235	55,683
4.1% 2/1/35 (f)	123,079	121,542
4.106% 1/1/35 (f)	77,091	76,059
4.114% 1/1/35 (f)	81,157	80,090
4.116% 2/1/35 (f)	84,011	82,918
4.129% 1/1/35 (f)	130,455	128,810
4.144% 1/1/35 (f)	128,928	127,604
4.149% 2/1/35 (f)	65,187	64,365
4.161% 1/1/35 (f)	130,847	130,029
4.172% 1/1/35 (f)	96,609	93,932
4.177% 1/1/35 (f)	69,138	68,289
4.179% 10/1/34 (f)	118,106	117,179
4.179% 11/1/34 (f)	21,792	21,495
4.202% 1/1/35 (f)	49,324	48,735
4.249% 1/1/34 (f)	134,966	132,524
4.25% 2/1/35 (f)	59,769	58,113
4.25% 2/1/35 (f)	30,087	29,764
4.274% 8/1/33 (f)	89,482	88,365
4.275% 3/1/35 (f)	54,756	54,058
4.283% 7/1/34 (f)	37,614	37,466
4.289% 12/1/34 (f)	32,450	31,986
4.306% 5/1/35 (f)	64,465	63,734
4.314% 3/1/33 (f)	26,510	25,772
4.333% 9/1/34 (f)	77,083	76,874
4.348% 9/1/34 (f)	149,424	149,151
4.355% 1/1/35 (f)	60,898	59,310
4.362% 2/1/34 (f)	109,227	107,439
4.366% 4/1/35 (f)	35,118	34,695
4.392% 11/1/34 (f)	4,359,075	4,332,136
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
4.396% 2/1/35 (f)	$ 77,042	$ 75,048
4.396% 5/1/35 (f)	143,956	142,395
4.429% 10/1/34 (f)	213,377	212,263
4.431% 1/1/35 (f)	52,917	52,396
4.44% 3/1/35 (f)	61,369	59,827
4.444% 12/1/34 (f)	292,349	285,888
4.459% 8/1/34 (f)	144,781	142,450
4.473% 5/1/35 (f)	73,328	72,516
4.486% 1/1/35 (f)	69,786	69,208
4.493% 3/1/35 (f)	167,117	163,299
4.498% 8/1/34 (f)	298,007	298,695
4.5% 5/1/18 to 3/1/35	97,077,512	92,342,210
4.5% 8/1/21 (e)	6,264,781	5,982,365
4.5% 8/1/36 (e)	20,000,000	18,372,600
4.516% 3/1/35 (f)	150,129	146,643
4.525% 2/1/35 (f)	7,431,078	7,328,381
4.529% 7/1/34 (f)	63,921	63,536
4.536% 2/1/35 (f)	309,217	306,619
4.545% 2/1/35 (f)	43,250	42,862
4.545% 7/1/35 (f)	176,919	174,973
4.547% 2/1/35 (f)	41,909	41,567
4.574% 2/1/35 (f)	139,650	136,798
4.575% 7/1/35 (f)	197,105	195,005
4.586% 2/1/35 (f)	3,934,080	3,849,891
4.606% 1/1/33 (f)	238,734	236,936
4.614% 11/1/34 (f)	152,738	150,105
4.666% 3/1/35 (f)	3,052,294	3,030,226
4.669% 11/1/34 (f)	162,705	160,113
4.716% 7/1/35 (f)	3,696,635	3,594,164
4.726% 7/1/34 (f)	146,735	144,798
4.733% 10/1/34 (f)	196,706	193,968
4.776% 12/1/34 (f)	133,984	131,851
4.791% 12/1/34 (f)	48,063	47,258
4.797% 12/1/32 (f)	63,731	63,496
4.801% 10/1/34 (f)	100,971	99,740
4.811% 6/1/35 (f)	244,592	242,809
4.817% 2/1/33 (f)	84,863	84,415
4.82% 11/1/34 (f)	169,978	167,382
4.876% 10/1/34 (f)	5,418,589	5,354,487
5% 3/1/35 to 1/1/36	41,657,337	39,420,961
5% 8/1/36 (e)	92,810,011	87,814,048
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Fannie Mae - continued
5.082% 9/1/34 (f)	$ 4,332,851	$ 4,302,608
5.094% 9/1/34 (f)	47,187	46,874
5.097% 5/1/35 (f)	316,489	315,587
5.174% 5/1/35 (f)	4,765,813	4,722,920
5.179% 5/1/35 (f)	218,349	216,371
5.202% 6/1/35 (f)	225,287	224,963
5.215% 5/1/35 (f)	5,015,506	4,973,526
5.24% 3/1/35 (f)	35,466	35,213
5.349% 12/1/34 (f)	95,048	94,848
5.5% 11/1/16 to 4/1/36	62,802,904	61,377,879
5.5% 8/1/36 (e)	54,265,689	52,696,868
5.506% 2/1/36 (f)	8,639,700	8,619,310
5.636% 1/1/36 (f)	273,795	273,792
5.927% 1/1/36 (f)	980,245	982,755
6% 7/1/08 to 3/1/33	8,590,504	8,596,396
6% 8/1/21 (e)	1,458,555	1,471,084
6% 8/1/36 (e)	20,000,000	19,871,000
6.5% 6/1/09 to 4/1/36	12,902,161	13,089,172
6.5% 8/1/36 (e)	12,877,350	13,026,212
7% 9/1/25 to 8/1/29	242,236	249,496
TOTAL FANNIE MAE		486,195,282
Freddie Mac - 2.1%
4.042% 12/1/34 (f)	47,663	46,849
4.086% 12/1/34 (f)	79,708	78,415
4.133% 1/1/35 (f)	193,345	190,279
4.26% 1/1/35 (f)	182,051	179,384
4.26% 3/1/35 (f)	67,089	66,080
4.288% 5/1/35 (f)	125,515	123,773
4.3% 12/1/34 (f)	77,333	75,037
4.33% 2/1/35 (f)	135,892	133,940
4.357% 3/1/35 (f)	105,567	102,500
4.383% 2/1/35 (f)	134,447	130,557
4.441% 2/1/34 (f)	68,181	66,902
4.445% 3/1/35 (f)	65,082	63,308
4.457% 6/1/35 (f)	76,607	75,490
4.461% 3/1/35 (f)	81,073	78,845
4.545% 2/1/35 (f)	118,516	115,468
5.004% 4/1/35 (f)	2,891,584	2,872,500
5.133% 4/1/35 (f)	3,146,069	3,104,792
5.321% 6/1/35 (f)	250,856	248,717
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Freddie Mac - continued
5.512% 8/1/33 (f)	$ 29,016	$ 29,006
5.566% 1/1/36 (f)	478,857	476,530
6% 2/1/17 to 5/1/33	1,205,943	1,210,777
6% 8/1/36 (e)	9,946,113	9,890,116
6% 8/14/36 (e)	30,000,000	29,831,100
TOTAL FREDDIE MAC		49,190,365
Government National Mortgage Association - 0.0%
5.5% 5/15/32 to 5/15/34	1,035,944	1,016,027
7% 7/15/31 to 12/15/32	93,683	96,853
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		1,112,880
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $534,690,679)		536,498,527
Asset-Backed Securities - 3.6%

ACE Securities Corp.:
Series 2004-HE1:
Class M1, 5.885% 2/25/34 (f)	125,000	125,288
Class M2, 6.485% 2/25/34 (f)	125,000	125,984
Series 2005-SD1 Class A1, 5.785% 11/25/50 (f)	74,537	74,644
Aircraft Lease Securitization Ltd. Series 2005-1 Class C1, 9.0869% 9/9/30 (d)(f)	191,473	194,824
AmeriCredit Automobile Receivables Trust:
Series 2004-1 Class D, 5.07% 7/6/10	290,000	286,772
Series 2006-1:
Class A3, 5.11% 10/6/10	17,000	16,899
Class B1, 5.2% 3/6/11	50,000	49,611
Class C1, 5.28% 11/6/11	315,000	312,523
Ameriquest Mortgage Securities, Inc.:
Series 2004-R2:
Class M1, 5.815% 4/25/34 (f)	65,000	64,999
Class M2, 5.865% 4/25/34 (f)	50,000	49,999
Series 2004-R8 Class M9, 8.135% 9/25/34 (f)	725,000	730,654
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE7 Class A3, 5.7288% 12/15/33 (f)	13,926	13,970
Series 2004-HE2 Class M1, 5.935% 4/25/34 (f)	375,000	378,103
Bank One Issuance Trust:
Series 2002-C1 Class C1, 6.3288% 12/15/09 (f)	425,000	427,177
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Bank One Issuance Trust: - continued
Series 2004-B2 Class B2, 4.37% 4/15/12	$ 6,400,000	$ 6,210,630
Capital Auto Receivables Asset Trust Series 2006-1:
Class A3, 5.03% 10/15/09	170,000	168,926
Class B, 5.26% 10/15/10	160,000	158,620
Class C, 5.55% 1/18/11	1,500,000	1,486,353
Class D, 7.16% 1/15/13 (d)	160,000	158,888
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	5,130,000	4,941,881
Capmark VII Ltd. Series 2006-7A Class H, 6.9391% 8/20/36 (d)(e)(f)	500,000	500,000
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (d)	193,854	190,058
Chase Credit Card Owner Trust Series 2004-1 Class B, 5.5688% 5/15/09 (f)	220,000	219,997
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	550,000	547,905
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	238,000	232,734
Series 2006-B2 Class B2, 5.15% 3/7/11	385,000	381,741
CNH Equipment Trust Series 2006-A:
Class A3, 5.2% 8/16/10	415,000	413,893
Class A4, 5.27% 9/15/11	8,420,000	8,391,015
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 5.885% 5/25/34 (f)	410,000	411,590
Series 2004-3 Class M1, 5.885% 6/25/34 (f)	75,000	75,368
Series 2005-1:
Class MV1, 5.785% 7/25/35 (f)	185,000	185,618
Class MV2, 5.825% 7/25/35 (f)	220,000	220,912
Series 2005-3 Class MV1, 5.805% 8/25/35 (f)	4,750,000	4,764,631
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (d)	309,000	301,002
Class C, 5.074% 6/15/35 (d)	281,000	274,321
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (d)	235,000	237,821
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 5.935% 3/25/34 (f)	25,000	25,062
Class M4, 6.285% 3/25/34 (f)	25,000	25,140
Ford Credit Auto Owner Trust Series 2006-A Class A3, 5.05% 11/15/09	400,000	397,744
Fremont Home Loan Trust Series 2004-A:
Class M1, 5.935% 1/25/34 (f)	225,000	225,921
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Fremont Home Loan Trust Series 2004-A: - continued
Class M2, 6.535% 1/25/34 (f)	$ 250,098	$ 251,470
GSAMP Trust Series 2004-FM2 Class M1, 5.885% 1/25/34 (f)	249,683	249,679
Home Equity Asset Trust:
Series 2003-2 Class M1, 6.265% 8/25/33 (f)	20,726	20,768
Series 2003-4 Class M1, 6.185% 10/25/33 (f)	22,730	22,801
Series 2004-3 Class M2, 6.585% 8/25/34 (f)	120,000	121,613
HSBC Home Equity Loan Trust Series 2005-2:
Class M1, 5.8381% 1/20/35 (f)	110,514	110,760
Class M2, 5.8681% 1/20/35 (f)	83,632	83,928
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	8,435,000	8,396,546
Series 2006-1:
Class A3, 5.13% 6/15/10	125,000	124,512
Class B, 5.29% 11/15/12	55,000	54,765
Class C, 5.34% 11/15/12	70,000	69,732
Lancer Funding Ltd. Series 2006-1A Class A3, 7.1856% 4/6/46 (d)(f)	422,952	424,009
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.2938% 7/25/36 (f)	150,000	150,000
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 5.7288% 1/15/09 (f)	24,500,000	24,497,572
Series 2003-B2 Class B2, 5.7588% 10/15/10 (f)	80,000	80,427
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 5.885% 7/25/34 (f)	100,000	100,202
Class M2, 5.935% 7/25/34 (f)	25,000	25,058
Class M3, 6.335% 7/25/34 (f)	50,000	50,298
Class M4, 6.485% 7/25/34 (f)	25,000	25,157
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.485% 12/27/32 (f)	90,000	90,805
Series 2003-NC8 Class M1, 6.085% 9/25/33 (f)	34,998	35,121
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.885% 1/25/32 (f)	19,779	19,798
Series 2002-NC1 Class M1, 6.585% 2/25/32 (d)(f)	138,907	142,747
Series 2002-NC3 Class M1, 6.105% 8/25/32 (f)	75,000	75,093
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (d)(f)(h)	455,000	125,445
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	250,000	52,256
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.835% 6/25/34 (f)	73,135	73,490
Class M4, 6.36% 6/25/34 (f)	125,000	126,010
Asset-Backed Securities - continued
	Principal Amount	Value (Note 1)
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-3 Class A2A, 5.505% 6/25/36 (f)	$ 3,955,513	$ 3,955,911
Park Place Securities, Inc. Series 2005-WCH1:
Class M2, 5.905% 1/25/35 (f)	225,000	226,237
Class M4, 6.215% 1/25/35 (f)	750,000	756,199
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (d)	745,000	741,246
SBA CMBS Trust Series 2005-1A Class C, 5.731% 11/15/35 (d)	500,000	496,554
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.2794% 6/15/33 (f)	260,000	263,123
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.885% 3/25/36 (d)(f)	100,000	87,555
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.8188% 3/15/11 (d)(f)	4,670,000	4,670,000
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	970,000	954,132
WFS Financial Owner Trust Series 2004-3 Class D, 4.07% 2/17/12	167,589	165,401
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	380,000	377,868
TOTAL ASSET-BACKED SECURITIES (Cost $82,159,206)		82,293,506
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 2.3%
Adjustable Rate Mortgage Trust floater:
Series 2005-1 Class 5A2, 5.715% 5/25/35 (f)	164,353	163,906
Series 2005-2 Class 6A2, 5.665% 6/25/35 (f)	67,233	67,338
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.373% 12/25/33 (f)	105,368	106,032
Class 2A1, 4.164% 12/25/33 (f)	234,112	229,081
Series 2004-B:
Class 1A1, 3.4304% 3/25/34 (f)	370,723	374,184
Class 2A2, 4.106% 3/25/34 (f)	165,695	160,977
Series 2004-C Class 1A1, 3.351% 4/25/34 (f)	262,171	263,529
Series 2004-D:
Class 1A1, 3.5315% 5/25/34 (f)	336,928	333,799
Class 2A2, 4.1994% 5/25/34 (f)	492,122	478,960
Series 2004-G Class 2A7, 4.5637% 8/25/34 (f)	486,235	475,791
Series 2004-H Class 2A1, 4.4722% 9/25/34 (f)	429,234	419,083
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Bank of America Mortgage Securities, Inc.: - continued
Series 2005-E Class 2A7, 4.6123% 6/25/35 (f)	$ 435,000	$ 418,970
Bear Stearns Alt-A Trust floater Series 2005-1 Class A1, 5.665% 1/25/35 (f)	9,141,095	9,155,999
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (d)	185,688	185,140
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR3 Class 6A2, 5.755% 4/25/34 (f)	40,257	40,288
Series 2004-AR6 Class 9A2, 5.755% 10/25/34 (f)	84,799	84,951
Series 2004-3 Class DB4, 5.8436% 4/25/34 (f)	120,655	71,186
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (d)	180,213	148,028
Granite Master Issuer PLC floater Series 2006-1A Class C2, 5.7894% 12/20/54 (d)(f)	400,000	399,924
Granite Mortgages PLC floater Series 2004-2 Class 1C, 6.1138% 6/20/44 (f)	31,787	31,819
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9596% 11/25/35 (f)	125,000	122,471
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.7838% 9/26/45 (d)(f)	410,408	411,049
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	57,781	56,805
Master Asset Securitization Trust Series 2004-9 Class 7A1, 6.3284% 5/25/17 (f)	387,990	386,883
Master Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.236% 8/25/17 (f)	276,421	279,262
Merrill Lynch Mortgage Investors, Inc.:
floater Series 2005-B Class A2, 5.5475% 7/25/30 (f)	308,500	308,558
Series 2003-E Class XA1, 0.9453% 10/25/28 (f)(h)	832,043	6,322
Series 2003-G Class XA1, 1% 1/25/29 (h)	1,172,179	9,113
Series 2003-H Class XA1, 1% 1/25/29 (d)(h)	938,232	8,394
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.675% 7/25/35 (f)	272,047	272,345
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	358,380	359,625
Series 2004-SL2 Class A1, 6.5% 10/25/16	44,990	45,371
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-CB1:
Class B3, 6.795% 6/10/35 (d)(f)	42,514	43,261
Class B4, 6.995% 6/10/35 (d)(f)	37,790	38,510
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Class B5, 7.595% 6/10/35 (d)(f)	$ 28,343	$ 28,988
Class B6, 8.095% 6/10/35 (d)(f)	14,171	14,388
Series 2004-B:
Class B4, 6.445% 2/10/36 (d)(f)	96,695	98,536
Class B5, 6.895% 2/10/36 (d)(f)	96,695	97,766
Class B6, 7.345% 2/10/36 (d)(f)	96,695	97,492
Series 2004-C:
Class B4, 6.295% 9/10/36 (f)	97,427	98,429
Class B5, 6.695% 9/10/36 (f)	97,427	98,203
Class B6, 7.095% 9/10/36 (f)	97,427	98,198
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (d)(h)	1,817,505	6,293
Sequoia Mortgage Trust floater Series 2005-2 Class A2, 5.19% 3/20/35 (f)	250,013	249,723
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.695% 7/25/35 (f)	793,481	796,652
Structured Asset Securities Corp. floater Series 2005-AR1 Class B1, 7.385% 9/25/35 (d)(f)	530,000	454,475
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A4, 5.655% 10/25/35 (f)	8,132,967	8,119,457
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1872% 10/20/35 (f)	100,000	98,353
WaMu Mortgage pass thru certificates floater Series 2005-AR13 Class A1C1, 5.575% 10/25/45 (f)	6,385,815	6,386,462
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	42,599	43,674
Series 2004-RA2 Class 2A, 7% 7/25/33	80,545	81,552
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-T Class A1, 3.4552% 9/25/34 (f)	411,313	414,572
Series 2005-AR10 Class 2A2, 4.1096% 6/25/35 (f)	815,634	798,359
Series 2005-AR12 Class 2A6, 4.3193% 7/25/35 (f)	769,862	750,959
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,651,328	9,417,247
Series 2005-AR9 Class 2A1, 4.3622% 5/25/35 (f)	317,601	313,240
Series 2006-AR8 Class 2A6, 5.24% 4/25/36 (f)	9,080,000	8,962,650
TOTAL PRIVATE SPONSOR		53,482,622
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
U.S. Government Agency - 0.9%
Fannie Mae guaranteed REMIC pass thru certificates:
planned amortization class Series 2004-81 Class KC, 4.5% 4/25/17	$ 1,490,000	$ 1,436,257
sequential pay:
Series 2004-3 Class BA, 4% 7/25/17	33,488	32,020
Series 2004-86 Class KC, 4.5% 5/25/19	219,055	210,030
Series 2004-91 Class AH, 4.5% 5/25/29	441,659	426,644
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	310,000	307,190
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2760 Class EB, 4.5% 9/15/16	8,662,000	8,330,286
Series 2773 Class EG, 4.5% 4/15/19	7,400,000	6,814,181
Series 2952 Class EC, 5.5% 11/15/28	915,000	906,971
Series 3018 Class UD, 5.5% 9/15/30	495,000	490,329
Series 3049 Class DB, 5.5% 6/15/31	780,000	772,824
sequential pay:
Series 2675 Class CB, 4% 5/15/16	635,192	611,875
Series 2683 Class JA, 4% 10/15/16	647,917	622,822
Series 2750 Class ZT, 5% 2/15/34	411,776	348,500
TOTAL U.S. GOVERNMENT AGENCY		21,309,929
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,794,956)		74,792,551
Commercial Mortgage Securities - 4.0%

Asset Securitization Corp. Series 1997-D5:
Class A2, 7.0816% 2/14/43 (f)	360,000	381,734
Class A3, 7.1316% 2/14/43 (f)	385,000	396,911
Banc of America Commercial Mortgage, Inc.:
Series 2005-1 Class A3, 4.877% 11/10/42	2,865,000	2,809,200
Series 2005-3 Series A3B, 5.09% 7/10/43 (f)	8,590,000	8,358,641
Banc of America Large Loan, Inc.:
floater:
Series 2003-BBA2:
Class C, 5.8388% 11/15/15 (d)(f)	50,000	50,104
Class D, 5.9188% 11/15/15 (d)(f)	80,000	80,187
Class F, 6.2688% 11/15/15 (d)(f)	60,000	60,143
Class H, 6.7688% 11/15/15 (d)(f)	50,000	50,137
Class J, 7.3188% 11/15/15 (d)(f)	55,000	55,153
Class K, 7.9688% 11/15/15 (d)(f)	50,000	49,931
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Banc of America Large Loan, Inc.: - continued
floater:
Series 2005-BOCA:
Class D, 5.6988% 12/15/16 (d)(f)	$ 110,000	$ 110,015
Class E, 5.7888% 12/15/16 (d)(f)	100,000	100,016
Class F, 5.8688% 12/15/16 (d)(f)	110,000	110,015
Class H, 6.3188% 12/15/16 (d)(f)	120,000	120,043
Class K, 6.7188% 12/15/16 (d)(f)	105,000	105,038
Series 2005-ESHA:
Class E, 5.9388% 7/14/20 (d)(f)	190,000	190,778
Class F, 6.1088% 7/14/20 (d)(f)	110,000	110,470
Class G, 6.2388% 7/14/20 (d)(f)	100,000	100,427
Class H, 6.4588% 7/14/20 (d)(f)	100,000	100,389
Series 2006-ESH:
Class A, 6.2288% 7/14/11 (d)(f)	212,580	212,185
Class B, 6.3288% 7/14/11 (d)(f)	106,007	105,712
Class C, 6.4788% 7/14/11 (d)(f)	212,297	211,551
Class D, 7.1088% 7/14/11 (d)(f)	123,385	123,025
Bayview Commercial Asset Trust:
floater:
Series 2004-1 Class A, 5.745% 4/25/34 (d)(f)	255,714	256,353
Series 2004-2 Class A, 5.815% 8/25/34 (d)(f)	298,088	299,206
Series 2004-3:
Class A1, 5.755% 1/25/35 (d)(f)	283,473	284,359
Class A2, 5.805% 1/25/35 (d)(f)	40,496	40,572
Class M1, 5.885% 1/25/35 (d)(f)	40,496	40,724
Class M2, 6.385% 1/25/35 (d)(f)	40,496	40,990
Series 2004-1 Class IO, 1.25% 4/25/34 (d)(h)	2,814,375	153,203
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (d)	180,000	177,323
Series 2004-ESA:
Class B, 4.888% 5/14/16 (d)	325,000	320,584
Class C, 4.937% 5/14/16 (d)	205,000	202,474
Class D, 4.986% 5/14/16 (d)	75,000	74,171
Class E, 5.064% 5/14/16 (d)	230,000	228,151
Class F, 5.182% 5/14/16 (d)	55,000	54,573
COMM floater Series 2002-FL7 Class D, 5.9388% 11/15/14 (d)(f)	28,571	28,587
Commercial Mortgage pass thru certificates sequential pay Series 2006-CN2A Class A2FX, 5.449% 2/5/19 (d)	2,035,000	2,024,632
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Commercial Mortgage Pass-Through Certificates sequential pay Series 2005-C6 Class A2, 4.999% 6/10/44 (f)	$ 940,000	$ 925,488
CS First Boston Mortgage Securities Corp. sequential pay Series 2004-C1 Class A4, 4.75% 1/15/37	695,000	655,208
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	8,000,000	8,540,335
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8831% 10/16/23 (f)	18,488	18,706
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	60,000	56,982
Series 2003-47 Class C, 4.227% 10/16/27	5,987,142	5,785,050
Series 2003-59 Class D, 3.654% 10/16/27	115,000	106,219
Series 2003-47 Class XA, 0.1793% 6/16/43 (f)(h)	5,401,685	295,595
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)	200,000	201,594
Greenwich Capital Commercial Funding Corp.:
sequential pay Series 2004-GG1 Class A4, 4.755% 6/10/36	1,195,000	1,168,711
Series 2006-GG7 Class A3, 6.1101% 7/10/38	2,860,000	2,913,863
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	65,000	63,403
Series 2006-FL8 Class J, 7.12% 6/6/20 (d)(f)	250,000	250,000
Series 2006-GG6 Class A2, 5.506% 4/10/38 (f)	9,400,000	9,388,548
Series 2006-RR2:
Class M, 5.8158% 6/1/46 (f)	100,000	75,645
Class N, 5.8158% 6/1/46 (f)	100,000	69,094
Guggenheim Structure Real Estate Funding Ltd. Series 2006-3 Class E, 7.05% 9/25/46 (d)(f)	250,000	250,000
Hilton Hotel Pool Trust Series 2000-HLTA Class D, 7.555% 10/3/15 (d)	370,000	389,894
Host Marriott Pool Trust sequential pay Series 1999-HMTA Class D, 7.97% 8/3/15 (d)	110,000	117,072
JPMorgan Chase Commercial Mortgage Securities Corp. sequential pay:
Series 2006-CB14 Class A3B, 5.6711% 12/12/44 (f)	2,790,000	2,766,678
Series 2006-CB15 Class A3, 5.819% 6/12/43 (f)	1,305,000	1,316,136
LB-UBS Commercial Mortgage Trust:
sequential pay:
Series 2005-C3 Class A2, 4.553% 7/15/30	1,295,000	1,256,179
Series 2006-C1 Class A2, 5.084% 2/15/31	1,152,000	1,133,662
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
LB-UBS Commercial Mortgage Trust: - continued
Series 2000-C5 Class E, 7.29% 12/15/32	$ 700,000	$ 740,264
Series 2001-C3 Class B, 6.512% 6/15/36	295,000	307,512
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (d)	6,600,000	5,812,349
Merrill Lynch Mortgage Trust sequential pay Series 2005-MCP1 Class A2, 4.556% 6/12/43	1,580,000	1,527,544
Morgan Stanley Capital I Trust Series 2006-T23 Class A1, 5.682% 8/12/41	1,140,000	1,148,706
Morgan Stanley Capital I, Inc. Series 2005-IQ9 Class X2, 1.1904% 7/15/56 (d)(f)(h)	3,835,065	158,933
Mortgage Capital Funding, Inc. sequential pay Series 1998-MC2 Class A2, 6.423% 6/18/30	269,743	272,433
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)	353,175	436,982
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (d)	7,000,000	7,088,171
Trizechahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (d)	13,634	13,766
Class C4, 6.893% 5/15/16 (d)	500,000	523,539
Class E3, 7.253% 3/15/13 (d)	127,278	129,906
Wachovia Bank Commercial Mortgage Trust:
sequential pay:
Series 2003-C8 Class A3, 4.445% 11/15/35	785,000	754,477
Series 2006-C24 Class A2, 5.506% 3/15/45	16,615,000	16,576,347
Series 2004-C15:
Class 180A, 5.5782% 10/15/41 (d)(f)	1,000,000	965,720
Class 180B, 5.5782% 10/15/41 (d)(f)	500,000	486,790
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $92,677,210)		92,905,208
Foreign Government and Government Agency Obligations - 2.2%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33	1,309,410	1,227,572
4.889% 8/3/12 (f)	1,563,750	1,451,160
7% 3/28/11	905,000	860,831
Brazilian Federative Republic:
8% 1/15/18	491,000	531,999
8.75% 2/4/25	275,000	317,213
10.5% 7/14/14	155,000	191,813
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Brazilian Federative Republic: - continued
11% 8/17/40	$ 1,400,000	$ 1,798,300
12.25% 3/6/30	580,000	900,450
12.75% 1/15/20	290,000	430,650
Central Bank of Nigeria:
Brady 6.25% 11/15/20	500,000	497,500
promissory note 5.092% 1/5/10	279,236	269,415
City of Kiev 8.75% 8/8/08	100,000	102,750
Colombian Republic 11.75% 2/25/20	200,000	275,500
Dominican Republic:
Brady 5.7925% 8/30/09 (f)	90,408	90,046
6.1875% 8/30/24 (f)	1,250,000	1,196,875
9.5% 9/27/11	691,684	741,831
Ecuador Republic:
9% 8/15/30 (Reg. S) (c)	1,105,000	1,118,813
9.375% 12/15/15 (d)	800,000	836,000
euro par 5% 2/28/25	153,000	113,794
Indonesian Republic:
6.75% 3/10/14	950,000	947,625
7.25% 4/20/15 (d)	60,000	61,578
7.25% 4/20/15	275,000	282,233
Islamic Republic of Pakistan 7.125% 3/31/16 (d)	200,000	186,000
Israeli State 4.625% 6/15/13	20,000	18,618
Lebanon, Republic of:
8.5669% 11/30/09 (d)(f)	105,000	103,163
8.5669% 11/30/09 (f)	1,150,000	1,129,875
Pakistan International Sukuk Co. Ltd. 7.76% 1/27/10 (f)	400,000	404,500
Peruvian Republic:
5.875% 3/7/27 (f)	40,000	39,400
7.35% 7/21/25	575,000	585,638
euro Brady past due interest 5% 3/7/17 (f)	1,177,100	1,153,558
Philippine Republic:
5.3203% 12/1/09 (f)	23,800	23,443
8.25% 1/15/14	1,105,000	1,181,024
8.375% 2/15/11	660,000	702,108
8.875% 3/17/15	150,000	167,250
9% 2/15/13	630,000	698,544
9.875% 1/15/19	845,000	1,002,424
10.625% 3/16/25	665,000	852,065
Republic of Iraq 5.8% 1/15/28 (d)	500,000	335,000
Russian Federation:
5% 3/31/30 (Reg. S) (c)	3,177,000	3,456,973
Foreign Government and Government Agency Obligations - continued
	Principal Amount	Value (Note 1)
Russian Federation: - continued
12.75% 6/24/28 (Reg. S)	$ 590,000	$ 1,023,650
State of Qatar 9.75% 6/15/30 (Reg. S)	75,000	105,750
Turkish Republic:
11% 1/14/13	135,000	159,975
11.5% 1/23/12	200,000	238,500
11.75% 6/15/10	2,255,000	2,610,163
11.875% 1/15/30	1,320,000	1,920,600
Ukraine Government:
(Reg. S) 6.875% 3/4/11	575,000	572,125
8.235% 8/5/09 (f)	1,050,000	1,106,490
United Mexican States:
5.875% 1/15/14	6,610,000	6,600,085
6.75% 9/27/34	3,790,000	3,865,800
7.5% 1/14/12	100,000	107,800
7.5% 4/8/33	605,000	671,550
8.3% 8/15/31	665,000	800,660
11.5% 5/15/26	50,000	76,625
Uruguay Republic:
7.5% 3/15/15	250,000	254,125
8% 11/18/22	135,000	135,338
Venezuelan Republic:
5.375% 8/7/10	265,000	255,460
6% 12/9/20	220,000	198,000
6.5106% 4/20/11 (f)	820,000	822,050
7% 12/1/18 (Reg. S)	220,000	218,900
7.65% 4/21/25	350,000	368,900
9.25% 9/15/27	325,000	401,538
10.75% 9/19/13	590,000	717,440
13.625% 8/15/18	548,000	811,040
euro Brady FLIRB B 5.985% 3/31/07 (f)	23,805	23,805
Vietnamese Socialist Republic Brady par 3.75% 3/12/28 (c)	90,000	71,100
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,637,957)		50,421,000
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $944,854)	910,000	953,277
Floating Rate Loans - 0.0%
	Principal Amount	Value (Note 1)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Toys 'R' US, Inc. term loan 8.3463% 12/9/08 (f)	$ 250,000	$ 248,438
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. Tranche C, term loan 12.7725% 3/16/08 (f)	300,000	308,250
TOTAL FLOATING RATE LOANS (Cost $554,345)		556,688
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Credit Suisse First Boston 6.375% 3/28/13 (f)	109,785	106,492
- Deutsche Bank 6.375% 3/28/13 (f)	12,922	12,534
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $107,424)		119,026
Fixed-Income Funds - 20.7%
	Shares
Fidelity Floating Rate Central Investment Portfolio (g)	667,453	66,892,140
Fidelity Ultra-Short Central Fund (g)	4,161,697	414,005,618
TOTAL FIXED-INCOME FUNDS (Cost $480,930,605)		480,897,758
Preferred Securities - 0.3%
	Principal Amount
FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
MUFG Capital Finance 1 Ltd. 6.346% (f)	$ 6,805,000	6,663,086
TOTAL PREFERRED SECURITIES (Cost $6,760,122)		6,663,086
Cash Equivalents - 7.2%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations) in a joint trading account at 5.3%, dated 7/31/06 due 8/1/06 (Cost $166,793,000)	$ 166,817,541	$ 166,793,000
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $2,528,862,776)		2,540,243,441
NET OTHER ASSETS - (9.5)%		(219,929,045)
NET ASSETS - 100%		$ 2,320,314,396
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley default event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.885% 8/25/34

	Sept. 2034	$ 134,000	$ 2,985
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	134,000	2,808
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	134,000	3,162
Receive monthly notional amount multiplied by .82% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	134,000	1,070
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 134,000	$ 883
Receive monthly notional amount multiplied by .85% and pay UBS upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	1,166
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	27
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	249
Receive monthly notional amount multiplied by 2.39% and pay UBS upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	482,000	1,141
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	139,680	185
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon default event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	16,887	80
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon default event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 134,000	$ 1,601
Receive quarterly notional amount multiplied by .30% and pay Goldman Sachs upon default event of Entergy Corp., par value of the notional amount of Entergy Corp. 7.75% 12/15/09	March 2008	485,000	665
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	400,000	1,352
Receive quarterly notional amount multiplied by .37% and pay Goldman Sachs upon default event of Pacific Gas & Electric Co., par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	400,000	1,436
Receive quarterly notional amount multiplied by .37% and pay Morgan Stanley, Inc. upon default event of Pacific Gas & Electric Co. par value of the notional amount of Pacific Gas & Electric Co. 4.8% 3/1/14	March 2011	600,000	2,154
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	420,000	1,109
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon default event of Russian Federation, par value of the notional amount of Russian Federation 5% 3/31/30	June 2008	760,000	1,938
Receive semi-annually notional amount multiplied by .56% and pay JPMorgan Chase, Inc. upon default of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	August 2011	2,000,000	1,140
TOTAL CREDIT DEFAULT SWAPS		6,875,567	25,151
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	$ 1,250,000	$ (40,650)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	(60,975)
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	(41,757)
Receive semi-annually a fixed rate equal to 4.7515% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2009	15,000,000	(226,650)
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	142,400
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	387,900
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	676,000
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	100,000,000	881,000
TOTAL INTEREST RATE SWAPS		268,635,000	1,717,268
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Citibank	Oct. 2006	10,000,000	136,870
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR with Citibank	Sept. 2006	1,000,000	13,472
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers	Jan. 2007	$ 40,000,000	$ 283,208
Receive quarterly a return equal to Banc of America Securities LLC AAA 10 Yr Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 15 basis points with Bank of America	August 2006	2,000,000	12,212
TOTAL TOTAL RETURN SWAPS		53,000,000	445,762
		$ 328,510,567	$ 2,188,181
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $99,105,199 or 4.3% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each fixed-income central fund, as of the investing fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the fixed-income central fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Floating Rate Central Investment Portfolio	$ 1,174,909
Fidelity Ultra-Short Central Fund	3,848,914
Total	$ 5,023,823

Additional information regarding the fund's fiscal year to date purchases and sales, including the ownership percentage, of the following fixed income Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Investment Portfolio	$ -	$ 66,983,961	$ -	$ 66,892,140	4.9%
Fidelity Ultra-Short Central Fund	54,002,121	384,961,270	25,002,507	414,005,618	5.4%
Total	$ 54,002,121	$ 451,945,231	$ 25,002,507	$ 480,897,758
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $401,905 all of which will expire on July 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $166,793,000) - See accompanying schedule: Unaffiliated issuers (cost $2,047,932,171)	$ 2,059,345,683
Affiliated Central Funds (cost $480,930,605)	480,897,758
Total Investments (cost $2,528,862,776)		$ 2,540,243,441
Receivable for investments sold		803,521
Receivable for swap agreements		3,461
Receivable for fund shares sold		4,470,762
Interest receivable		16,835,714
Swap agreements, at value		2,188,181
Other receivables		180
Total assets		2,564,545,260

Liabilities
Payable to custodian bank	$ 1,524
Payable for investments purchased Regular delivery	3,816,270
Delayed delivery	237,839,445
Payable for fund shares redeemed	1,225,184
Distributions payable	435,106
Accrued management fee	607,086
Distribution fees payable	3,986
Other affiliated payables	246,657
Other payables and accrued expenses	55,606
Total liabilities		244,230,864

Net Assets		$ 2,320,314,396
Net Assets consist of:
Paid in capital		$ 2,308,461,544
Undistributed net investment income		2,168,613
Accumulated undistributed net realized gain (loss) on investments		(3,884,607)
Net unrealized appreciation (depreciation) on investments		13,568,846
Net Assets		$ 2,320,314,396

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2006

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,544,824 ÷ 442,265 shares)	$ 10.28

Maximum offering price per share (100/95.25 of $10.28)	$ 10.79
Class T: Net Asset Value and redemption price per share ($4,582,759 ÷ 446,327 shares)	$ 10.27

Maximum offering price per share (100/96.50 of $10.27)	$ 10.64
Class B: Net Asset Value and offering price per share ($1,666,825 ÷ 162,161 shares)A	$ 10.28

Class C: Net Asset Value and offering price per share ($1,769,729 ÷ 172,183 shares)A	$ 10.28

Fidelity Total Bond Fund: Net Asset Value, offering price and redemption price per share ($2,306,817,030 ÷ 224,484,828 shares)	$ 10.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($933,229 ÷ 90,882 shares)	$ 10.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2006

Investment Income
Dividends		$ 153,546
Interest		33,296,400
Income from affiliated Central Funds		5,023,823
Total income		38,473,769

Expenses
Management fee	$ 2,293,052
Transfer agent fees	742,160
Distribution fees	52,639
Fund wide operations fee	205,256
Independent trustees' compensation	2,244
Miscellaneous	1,198
Total expenses before reductions	3,296,549
Expense reductions	(6,204)	3,290,345
Net investment income		35,183,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,768,928)
Affiliated Central Funds	(12,063)
Swap agreements	(1,131,505)
Total net realized gain (loss)		(5,912,496)
Change in net unrealized appreciation (depreciation) on: Investment securities	10,931,759
Swap agreements	2,016,138
Total change in net unrealized appreciation (depreciation)		12,947,897
Net gain (loss)		7,035,401
Net increase (decrease) in net assets resulting from operations		$ 42,218,825

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2006	Year ended July 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 35,183,424	$ 14,843,616
Net realized gain (loss)	(5,912,496)	4,429,155
Change in net unrealized appreciation (depreciation)	12,947,897	1,865,347
Net increase (decrease) in net assets resulting from operations	42,218,825	21,138,118
Distributions to shareholders from net investment income	(31,840,595)	(14,221,483)
Distributions to shareholders from net realized gain	(1,679,853)	(3,063,178)
Total distributions	(33,520,448)	(17,284,661)
Share transactions - net increase (decrease)	1,879,857,353	53,654,454
Total increase (decrease) in net assets	1,888,555,730	57,507,911

Net Assets
Beginning of period	431,758,666	374,250,755
End of period (including undistributed net investment income of $2,168,613 and undistributed net investment income of $539,146, respectively)	$ 2,320,314,396	$ 431,758,666

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.476	.387	.046
Net realized and unrealized gain (loss)	(.294) H	.183	.145
Total from investment operations	.182	.570	.191
Distributions from net investment income	(.432)	(.370)	(.041)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.472)	(.460)	(.041)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.78%	5.52%	1.85%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%	.96%	.87% A
Expenses net of fee waivers, if any	.79%	.80%	.80% A
Expenses net of all reductions	.79%	.80%	.80% A
Net investment income	4.61%	3.69%	3.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,545	$ 2,974	$ 102
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.466	.377	.045
Net realized and unrealized gain (loss)	(.296) H	.173	.144
Total from investment operations	.170	.550	.189
Distributions from net investment income	(.420)	(.360)	(.039)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.460)	(.450)	(.039)
Net asset value, end of period	$ 10.27	$ 10.56	$ 10.46
Total Return B, C, D	1.66%	5.33%	1.84%
Ratios to Average Net Assets F, J
Expenses before reductions	.91%	1.13%	.96% A
Expenses net of fee waivers, if any	.90%	.90%	.90% A
Expenses net of all reductions	.90%	.90%	.90% A
Net investment income	4.50%	3.59%	3.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,583	$ 5,739	$ 102
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.399	.309	.036
Net realized and unrealized gain (loss)	(.296) H	.182	.145
Total from investment operations	.103	.491	.181
Distributions from net investment income	(.353)	(.291)	(.031)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.393)	(.381)	(.031)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	1.01%	4.74%	1.76%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59%	1.75%	1.62% A
Expenses net of fee waivers, if any	1.55%	1.55%	1.55% A
Expenses net of all reductions	1.55%	1.55%	1.55% A
Net investment income	3.85%	2.94%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,667	$ 2,029	$ 104
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2006	2005	2004 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income E	.389	.299	.035
Net realized and unrealized gain (loss)	(.293) H	.181	.145
Total from investment operations	.096	.480	.180
Distributions from net investment income	(.346)	(.280)	(.030)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.386)	(.370)	(.030)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46
Total Return B, C, D	.94%	4.63%	1.74%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62%	1.74%	1.74% A
Expenses net of fee waivers, if any	1.62%	1.65%	1.65% A
Expenses net of all reductions	1.62%	1.65%	1.65% A
Net investment income	3.78%	2.84%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,770	$ 677	$ 142
Portfolio turnover rate G	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the affiliated central funds.

G Amounts do not include the portfolio activity of the affiliated central funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Total Bond

Years ended July 31,	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.28	$ 10.00
Income from Investment Operations
Net investment income D	.506	.411	.340	.232
Net realized and unrealized gain (loss)	(.290) G	.182	.237	.269
Total from investment operations	.216	.593	.577	.501
Distributions from net investment income	(.466)	(.393)	(.337)	(.221)
Distributions from net realized gain	(.040)	(.090)	(.060)	-
Total distributions	(.506)	(.483)	(.397)	(.221)
Net asset value, end of period	$ 10.28	$ 10.57	$ 10.46	$ 10.28
Total Return B, C	2.11%	5.75%	5.68%	5.01%
Ratios to Average Net Assets E, I
Expenses before reductions	.45%	.64%	.75%	1.01% A
Expenses net of fee waivers, if any	.45%	.61%	.65%	.65% A
Expenses net of all reductions	.45%	.61%	.65%	.65% A
Net investment income	4.95%	3.87%	3.25%	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,306,817	$ 420,225	$ 373,699	$ 80,816
Portfolio turnover rate F	99%	193%	251%	423% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period October 15, 2002 (commencement of operations) to July 31, 2003.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2006	2005	2004 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.57	$ 10.46	$ 10.31
Income from Investment Operations
Net investment income D	.493	.410	.048
Net realized and unrealized gain (loss)	(.294) G	.182	.145
Total from investment operations	.199	.592	.193
Distributions from net investment income	(.459)	(.392)	(.043)
Distributions from net realized gain	(.040)	(.090)	-
Total distributions	(.499)	(.482)	(.043)
Net asset value, end of period	$ 10.27	$ 10.57	$ 10.46
Total Return B, C	1.95%	5.74%	1.87%
Ratios to Average Net Assets E, I
Expenses before reductions	.56%	.62%	.71% A
Expenses net of fee waivers, if any	.56%	.62%	.65% A
Expenses net of all reductions	.56%	.61%	.65% A
Net investment income	4.84%	3.87%	3.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 933	$ 114	$ 102
Portfolio turnover rate F	99%	193%	251%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the affiliated central funds.

F Amounts do not include the portfolio activity of the affiliated central funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period June 16, 2004 (commencement of sale of shares) to July 31, 2004.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2006

1. Significant Accounting Policies.

Fidelity Total Bond Fund (the Fund) is a non-diversified fund of Fidelity Income Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Total Bond (the original class), and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Ultra-Short Central Fund (Ultra-Short Central Fund) and fixed-income Central Investment Portfolios (CIPs), collectively referred to as the Central Funds, which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

On July 20, 2006, the Board of Trustees approved a change in the fiscal year-end of the Fund from July 31, to August 31, effective August 31, 2006.

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

from published prices for the same securities. Investments in open-end mutual funds, including the Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, partnerships (including allocations from CIPs), financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 25,480,756
Unrealized depreciation	(10,729,602)
Net unrealized appreciation (depreciation)	14,751,154
Undistributed ordinary income	991,384
Capital loss carryforward	(401,905)

Cost for federal income tax purposes	$ 2,525,492,287

The tax character of distributions paid was as follows:

	July 31, 2006	July 31, 2005
Ordinary Income	$ 32,890,503	$ 16,942,281
Long-term Capital Gains	629,945	342,380
Total	$ 33,520,448	$ 17,284,661

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Annual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Swap Agreements - continued

compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,174,258,515 and $90,074,542, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 6,518	$ 193
Class T	0%	.25%	14,532	7,540
Class B	.65%	.25%	19,939	14,677
Class C	.75%	.25%	11,650	6,833
			$ 52,639	$ 29,243

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,889
Class T	2,719
Class B*	749
Class C*	1,715
$ 14,072

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Total Bond. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Total Bond shares. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FSC receives an

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based fee of .10% of Total Bond's average net assets. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets
Class A	$ 12,392.29
Class T	18,034.31
Class B	7,426.34
Class C	3,090.27
Total Bond	700,498.10
Institutional Class	720.21
	$ 742,160

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Affiliated Central Funds. The Fund may invest in Ultra-Short Central Fund, managed by Fidelity Investments Money Management, Inc. (FIMM), which seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.

The Fund may also invest in CIPs managed by FIMM, or Fidelity Management & Research Company Inc. (FMRC), each an affiliate of FMR.

The Floating Rate Central Investment Portfolio seeks a high level of income by normally investing in floating rate loans and other floating rate securities.

The Fund's Schedule of Investments lists the Central Funds as an investment of the Fund but does not include the underlying holdings of the Central Funds. Based on their investment objectives, the Central Funds may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. In addition, the Central Fund may also participate in derivatives. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks, including the

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Affiliated Central Funds - continued

risk that a counterparty to one or more of these transactions may be unable or unwilling to comply with the terms of the governing agreement. This may result in a decline in value of the Central Funds and the Fund.

A complete unaudited list of holdings for the Central Funds, as of the Fund's report date, is available upon request or at fidelity.com and/or advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the Central Funds financial statements, which are not covered by this Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1,198 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class T	.90%	$ 695
Class B	1.55%	844
		$ 1,539

Annual Report

Notes to Financial Statements - continued

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $3,201. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Total Bond	$ 1,464

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Subsequent to fiscal year end, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended July 31,
	2006	2005
From net investment income
Class A	$ 180,734	$ 44,038
Class T	235,647	89,638
Class B	75,406	27,061
Class C	39,421	10,692
Total Bond	31,294,037	14,046,106
Institutional Class	15,350	3,948
Total	$ 31,840,595	$ 14,221,483

Annual Report

8. Distributions to Shareholders - continued

	Years ended July 31,
	2006	2005
From net realized gain
Class A	$ 12,832	$ 1,823
Class T	23,014	2,706
Class B	8,379	2,453
Class C	2,940	2,151
Total Bond	1,632,006	3,053,158
Institutional Class	682	887
Total	$ 1,679,853	$ 3,063,178

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2006	2005	2006	2005
Class A
Shares sold	390,963	284,201	$ 4,048,068	$ 3,006,382
Reinvestment of distributions	16,805	4,224	174,112	44,746
Shares redeemed	(246,932)	(16,733)	(2,534,797)	(177,183)
Net increase (decrease)	160,836	271,692	$ 1,687,383	$ 2,873,945
Class T
Shares sold	395,729	640,420	$ 4,083,246	$ 6,767,881
Reinvestment of distributions	24,086	8,561	249,752	90,624
Shares redeemed	(517,046)	(115,159)	(5,305,428)	(1,215,824)
Net increase (decrease)	(97,231)	533,822	$ (972,430)	$ 5,642,681
Class B
Shares sold	117,578	198,926	$ 1,220,621	$ 2,105,652
Reinvestment of distributions	6,955	2,416	72,205	25,606
Shares redeemed	(154,343)	(19,350)	(1,585,560)	(204,667)
Net increase (decrease)	(29,810)	181,992	$ (292,734)	$ 1,926,591
Class C
Shares sold	167,899	64,313	$ 1,733,336	$ 682,289
Reinvestment of distributions	3,045	1,008	31,492	10,695
Shares redeemed	(62,848)	(14,837)	(646,689)	(156,875)
Net increase (decrease)	108,096	50,484	$ 1,118,139	$ 536,109
Total Bond
Shares sold	196,541,228	15,519,844	$ 1,999,048,539	$ 164,657,854
Reinvestment of distributions	2,948,119	1,546,242	30,457,852	16,406,907
Shares redeemed	(14,766,457)	(13,038,155)	(152,010,033)	(138,400,918)
Net increase (decrease)	184,722,890	4,027,931	$ 1,877,496,358	$ 42,663,843
Institutional Class
Shares sold	87,064	615	$ 891,633	$ 6,559
Reinvestment of distributions	888	453	9,142	4,801
Shares redeemed	(7,870)	(7)	(80,138)	(75)
Net increase (decrease)	80,082	1,061	$ 820,637	$ 11,285

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at July 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Total Bond Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 9, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and Albert R. Gamper, Jr., each of the Trustees oversees 345 funds advised by FMR or an affiliate. Mr. McCoy oversees 347 funds advised by FMR or an affiliate. Mr. Gamper oversees 290 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Annual Report

Trustees and Officers - continued

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as a Director (2003-present) and Chief Operating Officer (2000-present) of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Mr. Gamper also serves as a Trustee (2006-present) or Member of the Advisory Board (2005-present) of other investment companies advised by FMR. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (62)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (65)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Income Fund. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies, 1984-present), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-present).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Income Fund. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (1999-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as the Chairman of the Inner-City Scholarship Fund.

Walter C. Donovan (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Donovan also serves as Vice President of Fidelity's High Income Funds (2005-present). Mr. Donovan also serves as Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Donovan served as Vice President of Fidelity's Fixed-Income Funds (2005-2006), certain Asset Allocation Funds (2005-2006), certain Balanced Funds (2005-2006), and as Vice President and Director of Fidelity's International Equity Trading group (1998-2005).

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Robert A. Lawrence (53)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Lawrence also serves as Vice President of the High Income Funds. Mr. Lawrence is Senior Vice President of FMR (2006-present) and FMR Co., Inc. (2006-present). Previously, Mr. Lawrence served as President of Fidelity Strategic Investments (2002-2005).

David L. Murphy (58)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Thomas J. Silvia (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Silvia also serves as Vice President of Fidelity's Fixed-Income Funds (2005-present), certain Balanced Funds (2005-present), certain Asset Allocation Funds (2005-present), and Senior Vice President and Bond Group Leader of the Fidelity Investments Fixed-Income Division (2005-present). Previously, Mr. Silvia served as Director of Fidelity's Taxable Bond portfolio managers (2002-2004) and a portfolio manager in the Bond Group (1997-2004).

Ford O'Neil (44)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil worked as a research analyst and portfolio manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2002

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (46)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (47)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (45)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (36)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (59)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (47)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

A total of 22.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $21,179,474 of distributions paid during the period January 1, 2006 to July 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on January 18, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,252,035,677.61	97.347
Withheld	224,894,685.16	2.653
TOTAL	8,476,930,362.77	100.000
Albert R. Gamper, Jr.
Affirmative	8,252,680,829.70	97.355
Withheld	224,249,533.07	2.645
TOTAL	8,476,930,362.77	100.000
Robert M. Gates
Affirmative	8,239,007,314.92	97.193
Withheld	237,923,047.85	2.807
TOTAL	8,476,930,362.77	100.000
George H. Heilmeier
Affirmative	8,242,547,667.10	97.235
Withheld	234,382,695.67	2.765
TOTAL	8,476,930,362.77	100.000
Abigail P. Johnson
Affirmative	8,207,133,817.28	96.817
Withheld	269,796,545.49	3.183
TOTAL	8,476,930,362.77	100.000
Edward C. Johnson 3d
Affirmative	8,205,030,635.55	96.792
Withheld	271,899,727.22	3.208
TOTAL	8,476,930,362.77	100.000
Stephen P. Jonas
Affirmative	8,239,700,661.39	97.201
Withheld	237,229,701.38	2.799
TOTAL	8,476,930,362.77	100.000
	# of Votes	% of Votes
Marie L. Knowles
Affirmative	8,246,135,458.96	97.277
Withheld	230,794,903.81	2.723
TOTAL	8,476,930,362.77	100.000
Ned C. Lautenbach
Affirmative	8,247,874,320.21	97.298
Withheld	229,056,042.56	2.702
TOTAL	8,476,930,362.77	100.000
William O. McCoy
Affirmative	8,229,632,189.68	97.083
Withheld	247,298,173.09	2.917
TOTAL	8,476,930,362.77	100.000
Robert L. Reynolds
Affirmative	8,241,271,395.49	97.220
Withheld	235,658,967.28	2.780
TOTAL	8,476,930,362.77	100.000
Cornelia M. Small
Affirmative	8,249,991,018.59	97.323
Withheld	226,939,344.18	2.677
TOTAL	8,476,930,362.77	100.000
William S. Stavropoulos
Affirmative	8,236,371,332.54	97.162
Withheld	240,559,030.23	2.838
TOTAL	8,476,930,362.77	100.000
Kenneth L. Wolfe
Affirmative	8,244,328,417.87	97.256
Withheld	232,601,944.90	2.744
TOTAL	8,476,930,362.77	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Total Bond Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2005, as applicable, the cumulative total returns of Class C and Fidelity Total Bond (retail class), the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class C and Fidelity Total Bond (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Total Bond Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Total Bond (retail class) was in the first quartile for all the periods shown. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one-year period, although the three-year cumulative total return of Fidelity Total Bond (retail class) compared favorably to its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 8% means that 92% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Fidelity Total Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that it had approved changes (effective June 1, 2005) in the contractual arrangements for the fund that (i) have the effect of setting the total "fund-level" expenses (including, among certain other expenses, the management fee) for each class at 35 basis points, (ii) lower and limit the "class-level" transfer agent fee for Fidelity Total Bond (retail class) to 10 basis points, and (iii) limit the total expenses for Fidelity Total Bond (retail class) to 45 basis points. These contractual arrangements may not be increased without Board approval. The fund's Advisor classes continue to be subject to different class-level expenses (transfer agent fees and 12b-1 fees).

The Board noted that the total expenses of each class ranked below its competitive median for 2005. The Board considered that each class's total expenses reflect the contractual arrangements for 2005, as if the contractual arrangements were in effect for the entire year.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board noted that because the contractual arrangements that went into effect June 1, 2005 set the total fund-level expenses for each class at 35 basis points, increases or decreases in the management fee due to changes in the group fee rate will not impact total expenses. The Board realized, however, that the 35 basis point fee rate was below the lowest management fee rate available under the contractual arrangements that existed prior to June 1, 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Annual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including (Advisor classes only) reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases. The Board also noted that the reduction in the fund's individual fund fee rate by 10 basis points delivers significant economies to fund shareholders. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co. Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity Investments
Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ATBI-UANN-0906
1.804580.102

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

As of the end of the period, July 31, 2006, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Total Bond Fund (the Fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Total Bond Fund	$59,000	$46,000
All funds in the Fidelity Group of Funds audited by PwC	$12,800,000	$11,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended July 31, 2006 and July 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the Fund that are reasonably related to the performance of the audit or review of the Fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Total Bond Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the Fund that are reasonably related to the performance of the audit or review of the Fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the Fund is shown in the table below.

Fund	2006A	2005A
Fidelity Total Bond Fund	$2,700	$2,500
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the Fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the Funds is shown in the table below.

Fund	2006A	2005A
Fidelity Total Bond Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Fund is shown in the table below.

Billed By	2006A	2005A
PwC	$155,000	$280,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended July 31, 2006 and July 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Fund.

(f) Not applicable.

(g) For the fiscal years ended July 31, 2006 and July 31, 2005, the aggregate fees billed by PwC of $1,160,000A and $1,400,000A,B for non-audit services rendered on behalf of the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$160,000	$300,000
Non-Covered Services	$1,000,000	$1,100,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the Fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for the Fund provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	October 9, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	October 9, 2006